UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:
Caroline Kraus	Geoffrey R.T. Kenyon, Esq.
Goldman, Sachs & Co.	Dechert LLP
200 West Street	200 Clarendon Street
New York, New York 10282	27th Floor
Boston, MA 02116-5021

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2013

Financial Square Funds
Federal
Government
Money Market
Prime Obligations
Tax-Exempt California
Tax-Exempt New York
Tax-Free Money Market
Treasury Instruments
Treasury Obligations

Goldman Sachs Financial Square Funds

■	FEDERAL FUND

■	GOVERNMENT FUND

■	MONEY MARKET FUND

■	PRIME OBLIGATIONS FUND

■	TAX-EXEMPT CALIFORNIA FUND

■	TAX-EXEMPT NEW YORK FUND

■	TAX-FREE MONEY MARKET FUND

■	TREASURY INSTRUMENTS FUND

■	TREASURY OBLIGATIONS FUND

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1

Market Review	2

Portfolio Results	5

Fund Basics	8

Yield Summary	10

Sector Allocations	11

Schedules of Investments	13

Financial Statements	56

Financial Highlights	64

Notes to Financial Statements	82

Other Information	102

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Funds. For additional information concerning the risks applicable to the Funds, please see the Funds’ Prospectuses.

Taxable Funds The Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Federal and Government Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Prime Obligations and Money Market Funds pursue their investment objectives by investing in U.S. Government Securities (as defined in the Funds’ Prospectuses), obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Money Market Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Treasury Obligations Fund pursues its investment objective by investing only in securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities. The Government Fund pursues its investment objective by investing, directly or indirectly, only in U.S. Government Securities and repurchase agreements relating to such securities. The Treasury Instruments and Federal Funds pursue their investment objectives by limiting their investments only to U.S. Treasury Obligations (as defined in the Funds’ Prospectuses) and U.S. Government Securities, respectively, the interest from which is generally exempt from state income taxation. You should consult your tax adviser to determine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from interest on such obligations are exempt from state income taxation in your own state. In order to obtain a rating from a rating organization, the Prime Obligations, Money Market, Treasury Instruments, Treasury Obligations, Government and Federal Funds may be subject to additional investment restrictions.

Tax-Exempt Funds The Tax-Free Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Exempt California and Tax-Exempt New York Funds seek to provide shareholders, to the extent consistent with preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal obligations. In addition, the Tax-Exempt California and Tax-Exempt New York Funds seek to provide shareholders with income exempt from California personal income tax and New York State and New York City personal income taxes, respectively, by investing in obligations the interest on which is exempt from those taxes. The Tax-Free Money Market, Tax-Exempt California and Tax-Exempt New York Funds pursue their investment objectives by investing in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax. In order to obtain a rating from a rating organization, the Tax-Free Money Market Fund may be subject to additional investment restrictions.

An investment in a Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

MARKET REVIEW

Goldman Sachs Financial Square Funds

Economic and Market Review

U.S. economic growth gradually improved during the six-month period ended February 28, 2013 (the “Reporting Period”). Yields on taxable and tax-exempt money market funds remained low throughout the Reporting Period.

In September 2012, when the Reporting Period began, accommodative monetary policy by global central banks was a major theme, with the U.S. Federal Reserve Board (the “Fed”), European Central Bank, Bank of Japan, People’s Bank of China and Reserve Bank of Australia each carrying out a form of additional monetary easing. The Fed delivered beyond most expectations by extending the likely period of near-zero interest rates to at least mid-2015 and breaking new ground with an open-ended commitment to asset purchases. It also announced that its planned $40 billion a month of agency mortgage-backed securities purchases would continue until the outlook for the labor market improved substantially, depending on incoming data. Under the Operation Twist program, which was launched in September 2011, the Fed had gradually extended the duration of its portfolio by selling short-term U.S. Treasury holdings and buying longer-term U.S. Treasury securities. Because Operation Twist increased the market supply of short-term U.S. Treasuries, it helped to curb declines in short-term yields.

In October 2012, the Fed indicated that U.S. economic activity had expanded modestly in late August and September, with consumer spending flat to slightly higher, manufacturing conditions mixed and the housing market improving. In November 2012, President Obama’s re-election lowered the risk of market speculation about a shift in Fed policy to a less accommodative stance. There were two implications for the broad fixed income market if Fed policy remains accommodative. First, interest rate volatility was likely to remain low. The Fed’s policies had already reduced the volatility of interest rates across the U.S. Treasury yield curve. Second, ultra low interest rates were expected to continue to drive demand for spread (or non-Treasury) fixed income sectors. Fed policies drove yields lower on high-quality assets, and some investors moved out along the risk spectrum in pursuit of yield, driving demand for fixed income sectors that traded at higher yields than U.S. Treasuries.

The Fed’s December 2012 statement confirmed that Operation Twist would expire at year-end 2012 and that its sales of short-term U.S. Treasuries would cease. However, the Fed made an open-ended commitment to buy $45 billion in long-term U.S. Treasury securities per month, in addition to its continuing purchases of $40 billion of agency mortgage-backed securities. The Fed’s other news caused a slightly bigger stir, as the Fed abandoned its calendar-based approach to interest rate guidance in favor of using economic data thresholds. Instead of reiterating its pledge to keep interest rates near exceptional lows through at least mid-2015, the Fed said it expected to keep its accommodative policies in place at least until unemployment reaches 6.5% or lower and/or inflation rises above 2.5%.

December 2012 non-farm payrolls increased 155,000, and November’s gains were revised higher to 161,000. The unemployment rate held steady at 7.8%, following a small upward revision to November’s number. The Institute for Supply Management’s (“ISM”) manufacturing index ticked up slightly in December from 49.5 to 50.7, indicating a slight shift into expansionary territory.

After much brinksmanship and a technical breach of a year-end deadline, the U.S. Congress was able to come to an agreement to avoid the majority of the fiscal contraction that would have taken place as part of the fiscal cliff. On January 2, 2013, legislation extending the Bush-era tax cuts for household incomes under $450,000 was signed into law. The deal allowed tax rates to rise on incomes higher than $400,000 ($450,000 for married couples), limited deductions and extended

MARKET REVIEW

emergency unemployment benefits. Entitlement reform was not part of the agreement, and further negotiation on the $110 billion in spending cuts under the sequester, or automatic spending cuts scheduled for calendar year 2013 was postponed until March 2013.

Unlimited Federal Deposit Insurance Corporation (“FDIC”) insurance on the FDIC’s Transaction Account Guarantee (“TAG”) accounts expired on December 31, 2012, as Senate Majority Leader Harry Reid’s bill, which called for a two-year extension, fell short of the 60 votes needed to pass the Senate. The TAG program, which provided unlimited insurance for non-interest bearing accounts, was implemented in the 2008 financial crisis and was extended in 2010. The threshold for full insurance reverted to $250,000, and outflows of excess deposits to money markets were widely expected. However, according to most research, the TAG expiration was not the main driver of the increase in money market assets during the fourth quarter of 2012. Rather, it appeared to be a combination of gain harvesting (that is, investors were realizing gains) in advance of anticipated higher tax rates and large one-time special dividend payments from many companies together with the TAG expiration.

Fourth quarter 2012 U.S. Gross Domestic Product (“GDP”) came in below expectations at -0.1%, due mainly to weak inventory investment and defense spending. However, in December 2012, the U.S. leading indicators index increased — the most it had in three months. Also, in January 2013, the ISM manufacturing index rose to a one-year high of 53.1, pointing to accelerating manufacturing activity. January’s employment data, with 157,000 new jobs, were in line with expectations, though the unemployment rate ticked up to 7.9%. Job gains for the two prior months were revised upward by a combined 127,000.

In early February 2013, President Obama signed a bill to suspend the U.S. debt limit for three months. Because the U.S. Treasury can use extraordinary measures when the debt ceiling is reached, the bill effectively extends the debt ceiling deadline to mid-summer 2013. In the meantime, battles loom with respect to the sequester and the expiration of a continuing resolution that is financing many government operations.

Finally, it is important to note that there were a number of significant developments on the money market reform front after Securities and Exchange Commission (“SEC”) Chair Mary Schapiro was unable to persuade a majority of the Commission to vote in favor of making the proposal available for public comment at the end of August 2012. SEC commissioner Daniel Gallagher, who voted against issuing Ms. Schapiro’s reform plan for public comment, expressed his potential support for further reforms.

In turn, in November 2012 the Financial Stability Oversight Council (“FSOC”) proposed three alternative reform scenarios for the Industry:

•     floating net asset value (“NAV”) per share

•    stable NAV per share, provided that a fund maintains a “buffer” of up to 1% of fund assets, plus a 3% “minimum balance at risk” of a shareholder’s account be made available for redemption on a delayed basis

•     stable NAV per share, provided that a fund maintains a “buffer” of 3% of fund assets, plus agrees to take potential steps to reduce portfolio risks (including further diversification and liquidity requirements)

The immediate next steps were a 60-day comment period on the FSOC recommendations, followed by a potential final recommendation to the SEC in late January 2013. According to the U.S. Department of the Treasury, the FSOC announced on January 15, 2013 that it had extended the comment period for proposed recommendations for money market mutual fund reform until February 15, 2013 to allow the public more time to review, consider and comment on the

MARKET REVIEW

proposed recommendations. This also allowed the public to consider the information in the SEC staff report issued on November 30, 2012.

Looking Ahead

We are relatively optimistic about the outlook for global economic growth broadly and for U.S. economic growth in particular. For the last few years, U.S. economic growth has been stuck near 2% but we think it could gain momentum in 2013, largely because of two factors. First, the ongoing housing recovery appears to us to be durable and improving home prices are beginning to feed into overall economic activity. Second, business investment could improve should political risk decline.

If economic growth strengthens in 2013, we think the financial markets may begin to focus on inflation risks. In our opinion, the markets have been relatively complacent about the inflation outlook, probably because of the large amount of global economic slack and the fact that central bank policy has yet to generate a meaningful increase in inflation.

After the Fed announced it would tie its interest rate policy to economic outcomes, the futures markets priced in a slightly higher possibility of a rate hike in late-2014 to early 2015. However, we do not see major implications for the Fed’s policy bias, in part because we do not believe the Fed’s economic thresholds will be decisively breached in the next couple of years. We will continue to monitor policy developments, but in our view, rate hikes are still too far in the future to pose much of a challenge for short duration investors or to become a central factor in our cash management strategy.

Finally, the momentum for additional money market reforms continues to grow. The FSOC has put its weight behind proposals shelved last year when the SEC was unable to reach consensus. With the appointment of new Chair Mary Jo White, we believe the SEC to re-engage actively with the industry on reforms in the coming months. In sum, we anticipate a very active year for policy. In our view, 2013 may well be the year for adoption of new measures and 2014 is likely to be the year for implementation.

PORTFOLIO RESULTS

Goldman Sachs Financial Square Funds

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Money Market Portfolio Management Team discusses the Goldman Sachs Financial Square Funds’ (the “Funds”) performance and positioning for the six-month period ended February 28, 2013 (the “Reporting Period”).

Q	What key factors were responsible for the performance of the Funds during the Reporting Period?

A	The Funds’ yields remained low during the Reporting Period due primarily to the market factors discussed in the Economic and Market Review. With the targeted federal funds rate near zero throughout the Reporting Period, money market yields were anchored near the same level with little difference between maturities. Because the yield curve, or spectrum of maturities, was extremely flat, we saw little value in extending further out the curve. Instead, we focused within the Funds on remaining liquid and short in duration so as to be more nimble should yields begin to increase and risk premia be priced in accordingly. That said, we seek to manage the Funds consistently regardless of interest rate conditions. Our investment approach has always been tri-fold — to seek preservation of capital, daily liquidity and maximization of yield potential. We manage interest, liquidity and credit risk daily. Whether interest rates are historically low, high or in-between, we intend to continue to use our actively managed approach to provide the best possible return within the framework of our Funds’ guidelines and objectives.

Q	How were the taxable Funds invested?

A	Collectively, the taxable Funds had investments in commercial paper, asset-backed commercial paper, U.S. Treasury securities, government agency securities, repurchase agreements (“repos”), government guaranteed paper and certificates of deposit during the Reporting Period. There was strong demand by taxable investors for variable rate municipal debt during the Reporting Period. Because of tight supply conditions, the taxable Funds’ holdings of these securities declined.

For most of the Reporting Period, we used a laddered strategy in managing the taxable Funds’ duration, wherein we invested primarily in securities with three-month and six- month maturities and let the longer maturities roll down (that is, move closer to their maturity dates).

Q	How were the tax-exempt Funds invested?

A	Collectively, the tax-exempt Funds had investments during the Reporting Period in variable rate demand notes (“VRDNs”), tax-exempt commercial paper, tax anticipation notes, general obligation bonds, revenue bonds and municipal put bonds.

Because repo yields were elevated and institutional investors had year-end 2012 balance sheet constraints, we were able to increase the tax-exempt Funds’ holdings of bonds with nine- month to one-year maturities yielding in the mid-20 basis point range. (A basis point is 1/100th of a percent.)

Additionally, between the beginning of 2013 and the end of the Reporting Period, the tax exempt yield curve flattened in response to strong demand for short-term maturities. The weight of the Fed’s buying under its third quantitative easing program (“QE3”) and large investment flows into tax-exempt money market funds during the fourth quarter of 2012 increased demand for shorter maturities, vastly outstripping supply. As a result, we decided to let the tax-exempt Funds’ portfolios of bonds roll down the yield curve as we awaited tactical opportunities to extend.

Q	How did you manage the taxable Funds’ weighted average maturity during the Reporting Period?

A	Overall, during the Reporting Period, we maintained the taxable Funds’ weighted average maturity between 30 days and 60 days. The weighted average maturity of a money market fund is a measure of its price sensitivity to changes in interest rates.

PORTFOLIO RESULTS

At the beginning of the Reporting Period in September 2012, we used a barbell strategy in managing the taxable Funds’ duration, wherein we invested in one-year U.S. Treasury and government securities. During this time, the taxable Funds’ weighted average maturity was between 45 days and 60 days. Heading into the first quarter of 2013, we anticipated downward pressure on the short end of the yield curve and on general collateral rates in the repo markets as a result of supply constraints and increased demand. On the supply side, the Fed was no longer releasing collateral to the market through its sales of short-term maturities, while through its QE3 purchases, it was building up reserves of longer-term maturities. We also saw stronger demand because of the expiration of the Federal Deposit Insurance Corporation’s (“FDIC”) Transaction Account Guarantee (“TAG”) accounts, as well as potential for a flight-to-quality trade because of the debt ceiling negotiations.

In November 2012, we shifted to a laddered strategy in managing the taxable Funds’ duration, wherein we invested primarily in securities with three-month and six-month maturities and let the longer maturities roll down the curve. The taxable Funds’ weighted average maturity remained between 45 days and 60 days. In January 2013, volatility increased in the repo market. The combination of QE3-related settlements for mortgage-backed securities and U.S. Treasury securities, in conjunction with the expiration of short-term U.S. Treasury securities sales under the Fed’s Operation Twist program, resulted in large swings in the amount of cash and collateral in the market. In this environment, we maintained the taxable Funds’ weighted average maturity in range of between 40 days and 60 days. The secular themes of continued reserve creation by the Fed and a scarcity of high quality assets remained in place in February 2013, and we kept the taxable Funds positioned accordingly, maintaining their weighted average maturity between 30 days and 55 days. We continued to look for tactical opportunities to trade around firmer collateral conditions, potentially to build larger cash balances and also to extend the taxable Funds’ weighted average maturity.

Q	How did you manage the tax-exempt Funds’ weighted average maturity during the Reporting Period?

A	Overall, during the Reporting Period, we maintained the tax-exempt Funds’ weighted average maturity between 25 days and 50 days.

Early in the Reporting Period, we purchased some one-year notes yielding 0.22% as the August 2012 payroll jobs report increased the likelihood the Fed would soon engage in long-term asset purchases. We maintained the tax-exempt Funds’ weighted average maturity between 25 days and 35 days. At the end of September 2012, we extended the tax-exempt Funds’ weighted average maturity to between 35 days and 45 days and toward the end of October 2012, to between 40 days and 50 days. As we extended the tax-exempt Funds’ weighted average maturity, we reduced their holdings of variable rate obligations, such as VRDNs.

During the fourth quarter of 2012, tax-exempt money market funds overall gained more than $25 billion in assets. In addition, according to Bloomberg, the average par amount of VRDNs held by dealers in inventory dropped from $7.59 billion during the first nine months of 2012 to $5.72 billion during the fourth quarter. VRDN inventory remained near these depressed levels for the first month and a half of 2013 as tax-exempt mutual funds overall continued to be flush with cash as a result of beginning-of-the-year bond maturities and coupon payments. Thereafter, the four-year trend of asset losses resumed. Assets held in tax-exempt money market funds overall declined 21% in 2009, 19% in 2010, 13% in 2011 and 9% during the first nine months of 2012. Between November 2012 and the end of the Reporting Period, we maintained the tax-exempt Funds’ weighted average maturity between 40 days and 50 days.

Over the course of the Reporting Period, the Securities Industry and Financial Association (“SIFMA”) 7-day VRDN Index traded as high as 0.21%, but declined as tax-exempt money market funds picked up assets and closed the Reporting Period at 0.11%. Over the course of the Reporting Period, the SIFMA 7-day VRDN Index averaged 0.15%. One-year, high-grade fixed rate municipal securities — as represented by the Thomson Reuters Municipal Market Data (“MMD”) AAA Index — traded at 0.20%.

PORTFOLIO RESULTS

Q	How did you manage the taxable and tax-exempt Funds’ weighted average life during the Reporting Period?

A	During the Reporting Period, we managed the weighted average life of all the taxable and tax-exempt Funds below 120 days. The weighted average life of a money market fund is a measure of a money market fund’s price sensitivity to changes in liquidity and/or credit risk.

Q	Did you make any changes to the Funds’ portfolios during the Reporting Period?

A	As mentioned earlier, we made adjustments to the Funds’ weighted average maturity based on then-current market conditions, our near-term view and anticipated and actual Fed monetary policy statements.

Q	What is the Funds’ tactical view and strategy for the months ahead?

A	We do not believe there is value in sacrificing liquidity or quality in exchange for opportunities that only modestly increase yield potential, and so we expect to keep the Funds conservatively positioned as we continue to focus on preservation of capital and daily liquidity. As always, we will continue to use our actively managed approach to seek the best possible return within the framework of the Funds’ investment guidelines and objectives. In addition, we will continue to manage interest, liquidity and credit risk daily. We will also continue to closely monitor economic data, Fed policy and any shifts in the money market yield curve, as we strive to strategically navigate the interest rate environment.

FUND BASICS

Financial Square Funds

as of February 28, 2013

PERFORMANCE REVIEW[1]
September 1, 2012–February 28, 2013	Fund Total Return (based on NAV)[2] FST Shares	iMoneynet Institutional Average[3]
Federal	0.00%	0.02	%(4)
Government	0.02	0.02	(4)
Money Market	0.07	0.06	(5)
Prime Obligations	0.05	0.06	(5)
Tax-Exempt California	0.02	0.02	(6)
Tax-Exempt New York	0.01	0.02	(6)
Tax-Free Money Market	0.02	0.02	(7)
Treasury Instruments	0.00	0.00	(8)
Treasury Obligations	0.00	0.01	(9)

The returns represent past performance. Past performance does not guarantee future results. The Funds’ investment returns will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]	Each of the Government, Treasury Obligations, Money Market, Treasury Instruments, Federal and Tax-Free Money Market Funds offers nine separate classes of shares (FST, Select, Preferred, Capital, Administration, Service, Cash Management, Premier and Resource), each of the Tax-Exempt California and Tax-Exempt New York Funds offers four separate classes of shares (FST, Administration, Service and Cash Management), and the Prime Obligations Fund offers eleven separate classes of shares (FST, Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Class B and Class C), each of which is subject to different fees and expenses that affect performance and entitles shareholders to different services. The FST Shares do not have distribution (12b-1), administration or shareholder service fees. The Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Class B and Class C Shares offer financial institutions the opportunity to receive fees for providing certain distribution (12b-1), administrative support and/or shareholder services (as applicable). As an annualized percentage of average daily net assets, these share classes pay combined distribution (12b-1), administration and/or shareholder service fees (as applicable) at the following contractual rates: the Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares (for Tax- Exempt California and Tax-Exempt New York Funds) pay 0.15%, Administration Shares (for all other Funds) pay 0.25%, Service Shares (for Tax-Exempt California and Tax-Exempt New York Funds) pay 0.40%, Service Shares (for all other Funds) pay 0.50%, Cash Management Shares (for Tax-Exempt California and Tax-Exempt New York Funds) pay 1.00%, Cash Management Shares (for all other Funds) pay 0.80%, Premier Shares pay 0.35%, Resource Shares pay 0.65%, and Class B and Class C Shares each pay 1.00%.

If these fees were reflected in the above performance, performance would have been reduced.
An investment in any of the Financial Square Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. A Fund’s performance reflects the reinvestment of dividends and other distributions. A Fund’s performance does not reflect the deduction of any applicable sales charges.

[3]	Source: iMoneyNet, Inc. February 2013

[4]	Government & Agencies Institutional – Category includes the most broadly based of the government institutional funds. These funds may invest in U.S. treasuries, U.S. agencies, repurchase agreements, or government-backed floating rate notes.

[5]	First Tier Institutional – Category includes only non-government institutional funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset-backed commercial paper.

[6]	Tax-Free State-Specific – Category includes all retail and institutional State-Specific money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds — 6 months & less, put bonds — over 6 months, AMT paper, and other tax-free holdings.

[7]	Tax-Free National – Category includes all retail and institutional national tax-free and municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds – 6 months & less, put bonds – over 6 months, AMT paper, and other tax-free holdings.

[8]	Treasury Institutional – Category includes only institutional government funds that hold 100 percent in U.S. Treasuries.

[9]	Treasury & Repo Institutional – Category includes only institutional government funds that hold U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.

FUND BASICS

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[1,10]
For the period ended 12/31/12	SEC 7-Day Current Yield[11]	One Year	Five Years	Ten Years	Since Inception	Inception Date
Federal	0.01%	0.01%	0.55%	1.76%	2.82%	2/28/97
Government	0.02	0.05	0.59	1.82	3.25	4/6/93
Money Market	0.11	0.17	0.71	1.91	3.34	5/18/94
Prime Obligations	0.07	0.12	0.66	1.89	3.63	3/8/90
Tax-Exempt California	0.01	0.02	0.34	1.12	2.32	10/4/88
Tax-Exempt New York	0.01	0.01	0.36	1.14	2.04	2/15/91
Tax-Free Money Market	0.01	0.03	0.50	1.35	2.17	7/19/94
Treasury Instruments	0.00	0.00	0.34	1.55	2.56	3/3/97
Treasury Obligations	0.01	0.01	0.37	1.64	3.42	4/25/90

[10]	Standardized Average Annual Total Returns are average annual total returns of FST Shares as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value.

Because FST Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Funds’ investment return will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[11]	The SEC 7-Day Current Yield figures are as of 12/31/12 and are calculated in accordance with securities industry regulations and do not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Current Yield more closely reflects a Fund’s current earnings than do the Standardized Average Annual Total Return figures.

YIELD SUMMARY

SUMMARY OF THE FST SHARES[1] AS OF 2/28/13
Funds	7-Day Dist. Yield[12]	SEC 7-Day Current Yield[13]	SEC 7-Day Effective Yield[13]	30-Day Average Yield[14]	Weighted Avg. Maturity (days)[15]	Weighted Avg. Life (days)[16]
Federal	0.01%	0.01%	0.01%	0.01%	57	112
Government	0.02	0.02	0.02	0.02	50	112
Money Market	0.12	0.11	0.11	0.11	37	61
Prime Obligations	0.09	0.07	0.07	0.08	38	75
Tax-Exempt California	0.01	0.01	0.01	0.01	37	38
Tax-Exempt New York	0.01	0.01	0.01	0.01	25	25
Tax-Free Money Market	0.01	0.01	0.01	0.01	47	47
Treasury Instruments	0.00	0.00	0.00	0.00	52	52
Treasury Obligations	0.01	0.01	0.01	0.01	48	49

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields reflect fee waivers and expense limitations in effect and will fluctuate as market conditions change. Please visit our Web site at www.goldmansachs.com to obtain the most recent month-end performance.

[12]	The 7-Day Distribution yield is the average total return over the previous seven days. It is the Fund’s total income net of expenses, divided by the total number of outstanding shares. This yield can include capital gain/loss distribution, if any. This is not a SEC Yield.

[13]	The SEC 7-Day Current Yield and SEC 7-Day Effective Yield of a Fund are calculated in accordance with securities industry regulations and do not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Effective Yield assumes reinvestment of dividends for one year.

[14]	The 30-Day Average Yield is a net annualized yield of 30 days back from the current date listed. This yield includes capital gain/loss distribution.

[15]	A Fund’s weighted average maturity (WAM) is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 60 days as calculated under SEC Rule 2a-7.

[16]	A Fund’s weighted average life (WAL) is an average of the final maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 120 days as calculated under SEC Rule 2a-7.

SECTOR ALLOCATIONS

TAXABLE FUNDS[17]
as of February 28, 2013
Security Type (Percentage of Net Assets)	Federal	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations
Certificates of Deposit - Eurodollar	—	—	2.6%	—	—	—
Certificates of Deposit - Yankeedollar	—	—	11.8	—	—	—
Commercial Paper & Corporate Obligations	—	—	15.8	21.8%	—	—
Repurchase Agreements	—	61.3%	39.4	45.0	—	75.2%
Time Deposits	—	—	6.6	2.0	—	—
U.S. Government Agency Obligations	80.2%	35.8	11.8	17.2	—	—
U.S. Treasury Obligations	28.6	3.6	0.5	1.5	99.8%	24.7
Variable Rate Municipal Debt Obligations	—	—	1.7	5.7	—	—
Variable Rate Obligations	—	—	11.2	8.7	—	—
as of August 31, 2012
Security Type (Percentage of Net Assets)	Federal	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations
Certificates of Deposit - Eurodollar	—	—	1.0%	—	—	—
Certificates of Deposit - Yankeedollar	—	—	6.1	—	—	—
Commercial Paper & Corporate Obligations	—	—	16.3	16.2%	—	—
Fixed Rate Municipal Debt Obligation	—	—	0.2	—	—	—
Repurchase Agreements	—	71.1%	29.4	29.1	—	79.9%
Time Deposits	—	—	3.8	3.3	—	—
U.S. Government Agency Obligations	72.1%	28.0	17.3	24.0	—	—
U.S. Treasury Obligations	28.4	1.4	3.8	6.4	100.0%	20.0
Variable Rate Municipal Debt Obligations	—	—	8.4	14.6	—	—
Variable Rate Obligations	—	—	14.9	6.4	—	—

[17]	Each Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

SECTOR ALLOCATIONS

TAX-EXEMPT FUNDS[18]
as of February 28, 2013
Security Type (Percentage of Net Assets)	Tax-Exempt California	Tax-Exempt New York	Tax-Free Money Market
Bond Anticipation Notes	—	—	1.1%
Commercial Paper	6.3%	5.0%	12.0
General Obligation Bonds	1.2	5.0	4.0
Pre-Refunded Bonds	0.4	—	0.7
Put Bonds	1.3	1.1	1.2
Revenue Anticipation Notes	1.3	—	2.2
Revenue Bonds	4.4	6.5	2.0
Tax and Revenue Anticipation Notes	7.0	—	7.6
Tax Anticipation Notes	—	—	2.2
Variable Rate Obligations	79.3	82.3	66.5
as of August 31, 2012
Security Type (Percentage of Net Assets)	Tax-Exempt California	Tax-Exempt New York	Tax-Free Money Market
Bond Anticipation Notes	—	—	0.6%
Commercial Paper	5.7%	2.0%	11.0
General Obligation Bonds	—	—	2.3
Pre-Refunded Bonds	—	—	0.1
Put Bonds	1.7	—	—
Revenue Anticipation Notes	1.2	—	1.6
Revenue Bonds	1.6	5.9	0.5
Tax and Revenue Anticipation Notes	2.7	—	3.3
Tax Anticipation Notes	—	—	0.3
Variable Rate Obligations	87.0	92.0	80.1

[18]	Each Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

FINANCIAL SQUARE FEDERAL FUND

Schedule of Investments

February 28, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – 80.2%
Federal Farm Credit Bank
$42,200,000	0.190%		03/01/13	$42,200,000
10,000,000	0.172	(a)	03/18/13	9,999,956
40,000,000	0.081	(a)	03/20/13	39,998,424
100,000,000	0.149	(a)	04/09/13	99,997,886
79,500,000	0.172	(a)	04/17/13	79,498,660
19,480,000	0.253	(a)	04/26/13	19,481,821
100,000,000	0.179	(a)	07/08/13	99,996,407
250,000,000	0.112	(a)	09/13/13	249,979,080
15,000,000	0.202	(a)	12/16/13	15,003,697
1,100,000	5.330		12/18/13	1,145,333
1,800,000	3.750		02/05/14	1,859,443
35,000,000	0.177	(a)	07/01/14	34,995,453
100,000,000	0.280	(a)	07/09/14	100,027,504
18,100,000	0.172	(a)	07/25/14	18,092,789
124,000,000	0.280	(a)	07/30/14	124,035,555
20,000,000	0.172	(a)	08/01/14	19,994,313
8,000,000	0.213	(a)	08/27/14	8,002,466
70,000,000	0.180	(a)	09/04/14	69,981,261
10,000,000	0.212	(a)	10/24/14	10,001,694
Federal Home Loan Bank
428,800,000	0.050		03/01/13	428,800,000
300,000,000	0.100		03/01/13	300,000,000
100,000,000	0.110		03/01/13	100,000,000
19,190,000	0.125		03/01/13	19,190,000
26,600,000	0.290		03/01/13	26,600,000
1,400,000	0.300		03/04/13	1,400,000
21,500,000	0.090		03/06/13	21,499,731
48,000,000	0.200		03/06/13	47,999,782
66,598,000	0.060		03/08/13	66,597,223
397,000,000	0.100		03/13/13	396,986,767
37,000,000	0.100		03/15/13	36,998,561
461,000,000	0.120		03/15/13	460,978,487
25,265,000	1.625		03/20/13	25,283,285
483,999,000	0.120		03/22/13	483,965,120
250,000,000	0.124		03/22/13	249,981,917
37,944,000	0.105		03/27/13	37,941,123
976,500,000	0.100	(b)	04/01/13	976,415,912
168,329,000	0.120		04/10/13	168,306,556
5,000,000	0.145	(a)	04/12/13	5,000,258
173,500,000	0.160		04/18/13	173,502,297
32,600,000	0.210		05/17/13	32,597,048
33,500,000	0.200		05/22/13	33,496,019
225,000,000	0.132	(a)	05/23/13	224,985,060
19,800,000	0.230		05/23/13	19,798,952
1,685,000	0.230		05/24/13	1,684,890
113,800,000	0.154	(a)	05/28/13	113,797,139
51,000,000	0.230		05/29/13	50,997,106
355,000,000	0.160		06/05/13	354,989,530
20,000,000	0.200		06/07/13	20,003,135
13,500,000	0.230		06/07/13	13,499,157
20,100,000	0.350		06/10/13	20,105,333
2,500,000	1.750		06/10/13	2,511,204
33,500,000	0.230		06/12/13	33,497,800
1,060,000	1.625		06/14/13	1,064,174
2,370,000	3.750		06/14/13	2,393,794
206,000,000	0.125		06/18/13	205,989,785

U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$350,000,000	0.142	%(a)	06/18/13	$349,994,511
33,500,000	0.230		06/18/13	33,497,642
9,275,000	0.400		06/19/13	9,279,066
46,400,000	0.250		06/20/13	46,398,967
39,900,000	0.420		06/21/13	39,920,292
102,315,000	1.875		06/21/13	102,842,968
28,000,000	0.240		06/27/13	27,996,922
29,500,000	0.125		06/28/13	29,486,711
56,700,000	0.240		06/28/13	56,697,141
23,350,000	0.330		07/01/13	23,355,244
6,000,000	0.250		07/02/13	5,999,729
100,000,000	0.139	(a)	07/08/13	99,982,099
125,000,000	0.140		07/08/13	124,992,941
6,475,000	0.350		07/11/13	6,477,260
144,100,000	0.120		07/18/13	144,094,072
50,000,000	0.120		08/13/13	49,996,985
210,000,000	0.164	(a)	08/28/13	209,989,562
32,810,000	0.500		08/28/13	32,853,190
300,000,000	0.150	(b)	09/11/13	299,979,684
3,070,000	1.000		09/13/13	3,082,863
7,690,000	2.625		09/13/13	7,787,548
13,065,000	4.500		09/16/13	13,366,990
13,400,000	0.210		10/10/13	13,399,564
4,400,000	0.300		10/18/13	4,402,288
2,000,000	0.375		10/18/13	2,001,988
39,445,000	3.625		10/18/13	40,292,568
75,000,000	0.170		12/24/13	74,989,548
81,040,000	0.180		01/02/14	81,041,767
7,000,000	0.180		01/03/14	6,998,661
20,000,000	0.330		01/17/14	20,022,340
15,000,000	0.300		01/23/14	15,013,035
56,725,000	0.375		01/29/14	56,822,344
350,000,000	0.144	(a)	02/28/14	349,965,438
90,000,000	0.172	(a)	06/24/14	89,963,867
15,000,000	0.173	(a)	06/26/14	14,996,473
96,000,000	0.183	(a)	06/27/14	95,980,549
66,000,000	0.181	(a)	08/15/14	65,980,388

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$8,853,092,092

U.S. Treasury Obligations – 28.6%
United States Treasury Bills
$815,000,000	0.065%		03/07/13	$814,991,171
210,000,000	0.080		03/14/13	209,993,933
200,000,000	0.105		03/21/13	199,988,333
450,000,000	0.115		03/21/13	449,971,250
300,000,000	0.110		03/28/13	299,975,250
United States Treasury Notes
436,000,000	1.375		03/15/13	436,213,009
45,000,000	3.625		05/15/13	45,328,424
5,000,000	0.375		06/30/13	5,002,170
180,000,000	3.375		06/30/13	181,865,135
153,000,000	1.000		07/15/13	153,431,814
21,800,000	0.125		09/30/13	21,789,634

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL SQUARE FEDERAL FUND

Schedule of Investments (continued)

February 28, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$19,100,000	3.125%	09/30/13	$19,424,834
79,400,000	0.500	10/15/13	79,544,795
150,000,000	0.250	10/31/13	150,107,495
35,000,000	0.500	11/15/13	35,070,637
47,000,000	4.000	02/15/14	48,723,634

TOTAL U.S. TREASURY OBLIGATIONS			$3,151,421,518

TOTAL INVESTMENTS – 108.8%			$12,004,513,610

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.8)%			(973,193,620)

NET ASSETS – 100.0%			$11,031,319,990

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2013.
(b)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

February 28, 2013 (Unaudited)

Amount Principal	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – 35.8%
Federal Farm Credit Bank
$35,000,000	0.172	%(a)	03/18/13	$34,999,846
100,000,000	0.149	(a)	04/09/13	99,997,886
35,000,000	0.172	(a)	04/17/13	34,999,889
40,000,000	0.177	(a)	07/01/14	39,994,803
38,100,000	0.172	(a)	07/25/14	38,086,617
26,000,000	0.280	(a)	07/30/14	26,007,455
24,000,000	0.172	(a)	08/01/14	23,993,175
180,000,000	0.180	(a)	09/04/14	179,951,813
Federal Home Loan Bank
40,240,000	0.125		03/01/13	40,240,000
64,890,000	0.290		03/01/13	64,890,000
3,300,000	0.300		03/04/13	3,300,000
22,000,000	0.125		03/05/13	21,999,740
100,000,000	0.200		03/06/13	99,999,547
53,100,000	1.625		03/20/13	53,138,430
250,000,000	0.240		04/16/13	249,995,814
272,160,000	0.200		04/30/13	272,138,400
100,000,000	0.300		05/07/13	100,008,549
80,860,000	0.210		05/17/13	80,852,679
83,100,000	0.200		05/22/13	83,090,124
49,100,000	0.230		05/23/13	49,097,402
4,100,000	0.230		05/24/13	4,099,733
125,000,000	0.230		05/29/13	124,992,908
33,200,000	0.230		06/07/13	33,197,926
49,900,000	0.350		06/10/13	49,913,239
83,100,000	0.230		06/12/13	83,094,544
22,380,000	1.625		06/14/13	22,467,381
83,100,000	0.230		06/18/13	83,094,151
121,500,000	0.250		06/20/13	121,497,294
96,200,000	0.420		06/21/13	96,248,925
47,055,000	1.875		06/21/13	47,287,939
75,925,000	0.240		06/27/13	75,916,654
77,600,000	0.125		06/28/13	77,565,044
146,900,000	0.240		06/28/13	146,892,596
90,000,000	0.250		07/02/13	89,992,009
92,460,000	0.250		07/05/13	92,455,704
19,000,000	0.139	(a)	07/08/13	18,996,599
65,540,000	0.350		07/09/13	65,560,154
22,720,000	0.350		07/11/13	22,727,697
40,000,000	0.141	(a)	07/15/13	39,992,451
35,005,000	0.280		08/13/13	35,007,547
40,020,000	0.250		09/06/13	40,022,923
13,100,000	4.000		09/06/13	13,355,898
263,750,000	0.150	(b)	09/11/13	263,732,139
14,160,000	5.250		09/13/13	14,538,539
9,330,000	4.500		09/16/13	9,547,357
18,800,000	0.125		09/24/13	18,790,104
12,000,000	0.125		09/25/13	11,993,298
700,000,000	0.173	(a)	09/27/13	700,000,000
2,000,000	2.000		09/30/13	2,020,767
68,600,000	0.210		10/01/13	68,594,808
37,500,000	0.210		10/10/13	37,498,780
12,240,000	0.300		10/18/13	12,246,364
16,255,000	0.375		10/18/13	16,270,268
84,625,000	3.625		10/18/13	86,442,124
20,535,000	0.290		11/14/13	20,543,899

U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$26,100,000	0.300%		11/22/13	$26,113,586
135,855,000	0.375		11/27/13	135,998,208
24,100,000	0.320		11/29/13	24,115,693
39,000,000	0.125		12/10/13	38,974,841
83,000,000	0.500		12/13/13	83,193,749
22,760,000	0.320		12/18/13	22,781,341
30,840,000	0.180		01/02/14	30,839,341
26,000,000	0.180		01/03/14	25,995,028
623,125,000	0.180		01/07/14	623,042,988
185,000,000	0.330		01/17/14	185,206,643
21,765,000	0.270		01/23/14	21,778,065
36,060,000	0.300		01/23/14	36,091,336
33,665,000	0.375		01/29/14	33,724,337
340,000,000	0.144	(a)	02/28/14	339,966,425
700,000,000	0.172	(a)	06/24/14	699,718,964
31,000,000	0.173	(a)	06/26/14	30,992,711
767,500,000	0.183	(a)	06/27/14	767,344,495
188,000,000	0.181	(a)	08/15/14	187,944,135
Federal Home Loan Mortgage Corporation
240,000,000	0.162	(a)	03/21/13	239,996,033
31,153,000	0.750		03/28/13	31,164,903
7,070,000	4.000		06/12/13	7,144,308
39,050,000	0.152	(a)	06/17/13	39,046,237
20,746,000	4.125		09/27/13	21,210,987
60,375,000	0.375		10/15/13	60,431,630
7,674,000	0.500		10/15/13	7,687,040
45,804,000	0.875		10/28/13	46,000,701
149,525,000	0.375		10/30/13	149,680,098
300,000,000	0.170	(a)	11/04/13	299,938,241
5,405,000	0.375		11/27/13	5,410,684
215,000,000	0.625		12/23/13	215,784,539
28,227,000	0.450		01/09/14	28,286,790
123,793,000	4.500		01/15/14	128,452,134
Federal National Mortgage Association
204,808,000	4.375		03/15/13	205,133,518
350,000,000	0.200	(a)	05/17/13	349,977,225
9,465,000	1.500		06/26/13	9,502,708
9,490,000	4.375		07/17/13	9,636,405
134,388,000	0.500		08/09/13	134,527,589
9,292,000	1.125		09/17/13	9,337,952
17,120,000	1.000		09/23/13	17,192,363
2,250,000	1.125		09/30/13	2,261,891
150,000,000	0.160	(a)	10/03/13	149,964,014
222,467,000	4.625		10/15/13	228,566,396
4,250,000	1.050		10/22/13	4,272,599
397,000,000	0.160		10/25/13	396,580,062
300,000,000	0.171	(a)	11/14/13	299,936,057
5,000,000	0.800		11/18/13	5,020,437
6,231,000	0.750		12/18/13	6,258,770
25,000,000	2.750		03/13/14	25,660,974
42,557,000	0.181	(a)	06/20/14	42,553,862
400,000,000	0.179	(a)	09/11/14	399,876,064
600,000,000	0.173	(a)	02/27/15	599,699,081

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$11,733,394,110

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

February 28, 2013 (Unaudited)

Amount Principal	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 3.6%
United States Treasury Notes
$200,000,000	1.375%		03/15/13	$200,089,382
12,000,000	0.375		06/30/13	12,005,208
138,000,000	3.375		06/30/13	139,429,874
76,000,000	1.000		07/15/13	76,211,063
211,200,000	0.125		09/30/13	211,104,513
203,400,000	3.125		09/30/13	206,857,611
74,000,000	0.500		11/15/13	74,149,346
135,000,000	4.250		11/15/13	138,854,828
115,000,000	2.000		11/30/13	116,530,071

TOTAL U.S. TREASURY OBLIGATIONS				$1,175,231,896

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$12,908,626,006

Repurchase Agreements(c) – 61.3%
Bank of America, N.A.
$600,000,000	0.170%		03/01/13	$600,000,000
Maturity Value: $600,002,833

Collateralized by Federal Home Loan Mortgage Corp., 5.500%,
due 03/01/40, Federal National Mortgage Association, 5.000%
to 5.500%, due 06/01/33 to 10/01/33 and Government National
Mortgage Association, 4.000% to 5.500%, due 12/20/39 to
04/15/40. The aggregate market value of the collateral,
including accrued interest, was $617,999,999.

Bank of Nova Scotia (The)
250,000,000	0.210	(a)(d)	03/07/13	250,000,000
Maturity Value: $250,262,499
Settlement Date: 09/13/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
5.000%, due 08/01/26 to 12/01/42 and Federal National
Mortgage Association, 2.500% to 5.000%, due 02/01/28 to
12/01/42. The aggregate market value of the collateral,
including accrued interest, was $258,498,737.

500,000,000	0.220	(a)(d)	03/07/13	500,000,000
Maturity Value: $500,549,999
Settlement Date: 10/12/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
5.500%, due 09/01/25 to 12/01/42 and Federal National
Mortgage Association, 2.500% to 5.500%, due 03/01/26 to
12/01/42. The aggregate market value of the collateral,
including accrued interest, was $517,416,580.

350,000,000	0.230	(a)(d)	03/07/13	350,000,000
Maturity Value: $350,402,501
Settlement Date: 11/16/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
5.000%, due 12/01/26 to 12/01/42 and Federal National
Mortgage Association, 2.500% to 5.500%, due 05/01/26 to
12/01/42. The aggregate market value of the collateral,
including accrued interest, was $362,064,934.

Repurchase Agreements(c) – (continued)
Bank of Nova Scotia (The) – (continued)
$500,000,000	0.200	%(a)(d)	03/07/13	$500,000,000
Maturity Value: $501,013,897
Settlement Date: 02/27/13

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
3.500%, due 04/01/42 to 02/01/43, Federal National Mortgage
Association, 3.000% to 6.000%, due 05/01/26 to 02/01/43 and
Government National Mortgage Association, 5.000%, due
02/15/39. The aggregate market value of the collateral,
including accrued interest, was $515,005,723.

BNP Paribas Securities Corp.
1,250,000,000	0.130	(a)(d)	03/01/13	1,250,000,000
Maturity Value: $1,250,126,389
Settlement Date: 02/01/13
Collateralized by Government National Mortgage Association, 2.500% to 5.000%, due 04/20/27 to 02/20/43. The aggregate market value of the collateral, including accrued interest, was $1,275,000,000.
550,000,000	0.210	(a)	03/08/13	550,000,000
Maturity Value: $550,885,495
Settlement Date: 06/05/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000%,
due 01/01/43, Federal National Mortgage Association, 3.500%,
due 08/01/42 to 11/01/42 and Government National Mortgage
Association, 3.500%, due 12/20/42. The aggregate market
value of the collateral, including accrued interest, was
$561,000,000.

250,000,000	0.220	(a)(d)	03/11/13	250,000,000
Maturity Value: $250,276,527
Settlement Date: 09/11/12

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
3.500%, due 12/01/27 to 08/01/42 and Federal National
Mortgage Association, 2.500% to 6.000%, due 07/01/27 to
02/01/43. The aggregate market value of the collateral,
including accrued interest, was $255,000,003.

525,000,000	0.230	(a)(d)	03/07/13	525,000,000
Maturity Value: $525,610,459
Settlement Date: 09/10/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000%,
due 02/01/43, Federal National Mortgage Association, 3.500%,
due 11/01/42 and Government National Mortgage Association,
3.000% to 4.000%, due 01/20/42 to 02/20/43. The aggregate
market value of the collateral, including accrued interest, was
$535,500,001.

500,000,000	0.210	(a)	03/15/13	500,000,000
Maturity Value: $500,825,412
Settlement Date: 06/05/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
4.000%, due 11/01/31 to 03/01/43, Federal National Mortgage
Association, 4.000%, due 03/01/42 and Government National
Mortgage Association, 4.000% to 6.000%, due 05/15/40 to
02/20/42. The aggregate market value of the collateral,
including accrued interest, was $510,000,001.

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Amount Principal	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
BNP Paribas Securities Corp. – (continued)
$250,000,000	0.240	%(a)(d)	03/07/13	$250,000,000
Maturity Value: $250,300,002
Settlement Date: 10/17/12

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
4.000%, due 08/01/42 to 12/01/42, Federal National Mortgage
Association, 3.000% to 6.000%, due 01/01/39 to 02/01/43 and
Government National Mortgage Association, 3.500%, due
10/20/42. The aggregate market value of the collateral,
including accrued interest, was $255,000,001.

350,000,000	0.150	(a)(d)	03/07/13	350,000,000
Maturity Value: $350,263,960
Settlement Date: 02/01/13

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to
5.500%, due 10/01/26 to 08/01/42 and Federal National
Mortgage Association, 4.000% to 5.500%, due 12/01/31 to
07/01/39. The aggregate market value of the collateral,
including accrued interest, was $357,000,001.

Citibank, N.A.
1,500,000,000	0.150		03/06/13	1,500,000,000
Maturity Value: $1,500,043,750
Settlement Date: 02/27/13

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
8.500%, due 03/01/13 to 01/01/43 and Federal National
Mortgage Association, 2.500% to 11.000%, due 03/01/13 to
09/01/50. The aggregate market value of the collateral,
including accrued interest, was $1,530,000,016.

Citigroup Global Markets Inc.
1,336,100,000	0.200		03/01/13	1,336,100,000
Maturity Value: $1,336,107,423

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
6.000%, due 07/01/19 to 01/01/43 and Federal National
Mortgage Association, 2.000% to 6.500%, due 02/01/21 to
02/01/43. The aggregate market value of the collateral,
including accrued interest, was $1,362,822,002.

Credit Agricole Corporate and Investment Bank
1,500,000,000	0.200	(a)(d)	03/07/13	1,500,000,000
Maturity Value: $1,501,016,675
Settlement Date: 02/15/13

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to
4.500%, due 02/01/40 to 05/01/42 and Federal National
Mortgage Association, 2.500% to 5.500%, due 03/01/26 to
01/01/43. The aggregate market value of the collateral,
including accrued interest, was $1,545,000,002.

Credit Suisse Securities (USA) LLC
1,100,000,000	0.250		04/03/13	1,100,000,000
Maturity Value: $1,100,924,306
Settlement Date: 12/03/12
Collateralized by Federal National Mortgage Association, 2.500% to 7.500%, due 12/01/15 to 03/01/43. The aggregate market value of the collateral, including accrued interest, was $1,122,000,895.
250,000,000	0.230		05/01/13	250,000,000
Maturity Value: $250,186,875
Settlement Date: 01/04/13
Collateralized by Federal National Mortgage Association, 2.500% to 7.500%, due 11/01/22 to 02/01/43. The aggregate market value of the collateral, including accrued interest, was $255,004,227.

Repurchase Agreements(c) – (continued)
Credit Suisse Securities (USA) LLC – (continued)
$500,000,000	0.200%		05/31/13	$500,000,000
Maturity Value: $500,294,444
Settlement Date: 02/14/13
Collateralized by Federal National Mortgage Association, 2.500% to 7.500%, due 04/01/18 to 02/01/43. The aggregate market value of the collateral, including accrued interest, was $510,003,757.

Deutsche Bank Securities, Inc
1,000,000,000	0.250		03/15/13	1,000,000,000
Maturity Value: $1,000,840,278
Settlement Date: 11/14/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
6.500%, due 01/01/26 to 01/01/43, Federal National Mortgage
Association, 2.500% to 7.000%, due 01/01/25 to 02/01/43 and
Government National Mortgage Association, 3.000% to
7.000%, due 08/15/18 to 07/15/41. The aggregate market value of the collateral, including accrued interest, was
$1,029,999,999.

100,000,000	0.240		03/18/13	100,000,000
Maturity Value: $100,079,333
Settlement Date: 11/19/12

Collateralized by Federal Home Loan Mortgage Corp., 3.500%,
due 02/01/43 and Federal National Mortgage Association,
3.000% to 4.500%, due 10/01/25 to 02/01/43. The aggregate
market value of the collateral, including accrued interest, was
$103,269,504.

ING Financial Markets LLC
50,000,000	0.160		03/01/13	50,000,000
Maturity Value: $50,000,222
Collateralized by Federal Home Loan Mortgage Corp., 0.500% to 2.375%, due 04/17/15 to 01/13/22. The aggregate market value of the collateral, including accrued interest, was $51,005,001.
350,000,000	0.270	(a)(d)	03/07/13	350,000,000
Maturity Value: $350,469,875
Settlement Date: 10/15/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
7.500%, due 06/01/26 to 01/01/43, Federal National Mortgage
Association, 3.000% to 6.000%, due 08/01/26 to 11/01/50 and
U.S. Treasury Interest-Only Stripped Security, 0.000%, due
05/15/27. The aggregate market value of the collateral,
including accrued interest, was $357,000,061.

500,000,000	0.270	(a)(d)	03/07/13	500,000,000
Maturity Value: $500,675,000
Settlement Date: 11/15/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
6.000%, due 12/01/24 to 01/01/43 and Federal National
Mortgage Association, 3.000% to 6.000%, due 08/01/27 to
01/01/43. The aggregate market value of the collateral,
including accrued interest, was $510,000,050.

1,100,000,000	0.190	(a)(d)	03/07/13	1,100,000,000
Maturity Value: $1,101,608,146
Collateralized by Federal National Mortgage Association, 2.500% to 7.000%, due 02/01/23 to 08/01/48. The aggregate market value of the collateral, including accrued interest, was $1,122,003,823.

The accompanying notes are an integral part of these financial statements.	17

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

February 28, 2013 (Unaudited)

Amount Principal	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Joint Repurchase Agreement Account I
$1,698,300,000	0.166%		03/01/13	$1,698,300,000
Maturity Value: $1,698,307,837

Joint Repurchase Agreement Account III
340,000,000	0.184		03/01/13	340,000,000
Maturity Value: $340,001,737

JPMorgan Securities LLC
500,000,000	0.200	(a)(d)	03/07/13	500,000,000
Maturity Value: $500,252,780
Settlement Date: 12/10/12
Collateralized by Federal National Mortgage Association, 2.000% to 11.500%, due 11/01/13 to 01/01/53. The aggregate market value of the collateral, including accrued interest, was $510,003,351.

RBC Capital Markets LLC
700,000,000	0.190		03/01/13	700,000,000
Maturity Value: $700,003,694

Collateralized by Federal Home Loan Mortgage Corp., 3.500%,
due 09/01/42 and Federal National Mortgage Association,
4.000%, due 01/01/42 to 06/01/42. The aggregate market value of the collateral, including accrued interest, was $714,000,001.

250,000,000	0.190	(a)(d)(e)	03/07/13	250,000,000
Maturity Value: $250,116,112
Settlement Date: 01/04/13
Collateralized by Federal National Mortgage Association, 3.000% to 5.000%, due 02/01/28 to 02/01/43. The aggregate market value of the collateral, including accrued interest, was $255,864,647.

Societe Generale
500,000,000	0.170		03/01/13	500,000,000
Maturity Value: $500,002,361

Collateralized by Federal Farm Credit Bank, 0.230% to 0.550%,
due 07/30/13 to 07/09/15, Federal Home Loan Bank, 0.280% to
1.000%, due 08/13/13 to 10/23/17, Federal Home Loan
Mortgage Corp., 0.500% to 4.750%, due 11/27/15 to 01/13/22
and Federal National Mortgage Association, 0.550% to
1.000%, due 12/18/13 to 02/08/18. The aggregate market value of the collateral, including accrued interest, was $510,000,128.

500,000,000	0.170		03/01/13	500,000,000
Maturity Value: $500,002,361
Collateralized by Government National Mortgage Association, 2.500% to 6.000%, due 10/15/32 to 01/20/43. The aggregate market value of the collateral, including accrued interest, was $515,000,000.

TD Securities (USA) LLC
200,000,000	0.170		03/01/13	200,000,000
Maturity Value: $200,000,944

Collateralized by Federal Farm Credit Bank, 0.180% to 5.200%,
due 04/15/13 to 01/17/20, Federal Home Loan Bank, 0.120% to
5.500%, due 03/08/13 to 12/09/22 and Federal Home Loan
Mortgage Corp., 0.000% to 6.750%, due 06/17/13 to 09/15/29.
The aggregate market value of the collateral, including accrued interest, was $204,000,005.

Repurchase Agreements(c) – (continued)
UBS Securities LLC
$50,000,000	0.150%		03/01/13	$50,000,000
Maturity Value: $50,000,208

Collateralized by U.S. Treasury Inflation-Indexed Bond, 0.750%,
due 02/15/42 and U.S. Treasury Note, 0.625%, due 11/30/17.
The aggregate market value of the collateral, including accrued interest, was $51,000,012.

Wells Fargo Securities LLC
200,000,000	0.200		03/01/13	200,000,000
Maturity Value: $200,001,111

Collateralized by Federal Farm Credit Bank, 0.270%, due
02/24/15 and U.S. Treasury Note, 0.250% to 2.625%, due
10/31/13 to 02/15/15. The aggregate market value of the
collateral, including accrued interest, was $204,000,030.

TOTAL REPURCHASE AGREEMENTS				$20,099,400,000

TOTAL INVESTMENTS – 100.7%				$33,008,026,006

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%				(239,604,540)

NET ASSETS – 100.0%				$32,768,421,466

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2013.
(b)	All or a portion represents a forward commitment.
(c)	Unless noted, all repurchase agreements were entered into on February 28, 2013. Additional information on Joint Repurchase Agreement Account I & III appears on pages 53-55.
(d)	The instrument is subject to a demand feature.
(e)	Security has been determined to be illiquid by the Investment Adviser. At February 28, 2013, these securities amounted to $250,000,000 or approximately 0.8% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

18	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

February 28, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – 15.8%
ABN Amro Funding (USA) LLC
$125,000,000	0.401%	03/01/13	$125,000,000
75,000,000	0.300	06/03/13	74,941,250
140,000,000	0.300	06/04/13	139,889,167
40,000,000	0.300	06/19/13	39,963,333
Aspen Funding Corp.
20,000,000	0.270	05/06/13	19,990,100
125,000,000	0.260	05/09/13	124,937,708
Atlantic Asset Securitization LLC
19,000,000	0.220	03/18/13	18,998,026
95,000,000	0.220	03/19/13	94,989,550
42,000,000	0.240	03/25/13	41,993,280
100,000,000	0.250	03/25/13	99,983,333
150,000,000	0.430 (a)	04/04/13	150,000,000
Atlantis One Funding Corp.
150,000,000	0.200	03/01/13	150,000,000
30,000,000	0.210	03/18/13	29,997,025
350,000,000	0.472	06/17/13	349,506,500
250,000,000	0.401	07/25/13	249,594,444
Bank of China Ltd.
45,000,000	0.571	03/18/13	44,987,888
100,000,000	0.411	08/21/13	99,802,972
Chariot Funding LLC
75,000,000	0.270	08/21/13	74,902,688
Gemini Securitization Corp. LLC
19,500,000	0.250	05/01/13	19,491,740
220,000,000	0.250	05/06/13	219,899,167
45,000,000	0.260	05/20/13	44,974,000
110,000,000	0.260	05/29/13	109,929,294
Hannover Funding Co. LLC
50,000,000	0.250	03/13/13	49,995,833
75,000,000	0.260	03/18/13	74,990,792
50,000,000	0.270	04/16/13	49,982,750
75,000,000	0.270	04/29/13	74,966,813
Jupiter Securitization Co. LLC
25,000,000	0.321	05/09/13	24,984,667
75,000,000	0.321	06/11/13	74,932,000
100,000,000	0.321	06/12/13	99,908,444
25,000,000	0.321	06/25/13	24,974,222
50,000,000	0.270	08/08/13	49,940,000
75,000,000	0.270	08/20/13	74,903,250
Kells Funding LLC
111,000,000	0.300	07/01/13	110,887,150
60,000,000	0.321	08/13/13	59,912,000
150,000,000	0.260	08/27/13	149,806,083
100,000,000	0.260 (b)	08/28/13	99,870,000
LMA Americas LLC
100,000,000	0.230	03/07/13	99,996,167
100,000,000	0.220	03/18/13	99,989,611
60,000,000	0.240	04/02/13	59,987,200
Newport Funding Corp.
105,086,000	0.270	05/21/13	105,022,160
50,040,000	0.260	05/29/13	50,007,836
Regency Markets No. 1 LLC
100,000,000	0.190	03/20/13	99,989,972

Commercial Paper and Corporate Obligations – (continued)
Royal Park Investments Funding Corp.
$40,000,000	0.451%	04/09/13	$39,980,500
60,000,000	0.350	04/16/13	59,973,167
75,000,000	1.005	04/17/13	74,902,083
50,000,000	0.350	04/24/13	49,973,750
71,000,000	0.350	04/29/13	70,959,274
74,000,000	0.270	05/22/13	73,954,490
29,900,000	0.270	05/30/13	29,879,818
Versailles Commercial Paper LLC
150,000,000	0.220	03/26/13	149,977,083

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$4,408,418,580

Certificates of Deposit-Eurodollar – 2.6%
Bank of Tokyo-Mitsubishi UFJ Ltd.
$100,000,000	0.240%	03/18/13	$99,988,671
75,000,000	0.240	03/22/13	74,989,504
90,000,000	0.240	04/02/13	89,980,808
Landesbank Hessen-Thueringen Girozentrale
300,000,000	0.310	04/08/13	300,001,582
Mizuho Corporate Bank Ltd.
70,000,000	0.270	05/01/13	69,967,996
Sumitomo Mitsui Trust Bank Ltd.
100,000,000	0.295	04/11/13	99,966,428

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR			$734,894,989

Certificates of Deposit-Yankeedollar – 11.8%
Bank of China Ltd.
$75,000,000	0.420%	03/01/13	$75,000,000
75,000,000	0.630	03/19/13	75,000,000
75,000,000	0.620	05/28/13	75,000,000
BNP Paribas Securities Corp.
420,000,000	0.310	03/15/13	420,000,000
Industrial & Commercial Bank of China Ltd.
50,000,000	0.340	06/03/13	50,000,638
100,000,000	0.350	06/03/13	100,001,304
Mitsubishi UFJ Trust & Banking Corp.
375,000,000	0.260	06/03/13	375,000,000
Mizuho Corporate Bank Ltd.
200,000,000	0.280	04/01/13	200,000,000
195,000,000	0.260	04/08/13	195,000,000
Norinchukin Bank
85,000,000	0.490	03/01/13	85,000,000
450,000,000	0.290	03/07/13	450,000,000
Societe Generale
343,000,000	0.230	03/07/13	343,000,000
Standard Chartered Bank
172,000,000	0.300	05/03/13	172,000,000
172,000,000	0.300	05/10/13	172,000,000

The accompanying notes are an integral part of these financial statements.	19

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Certificates of Deposit-Yankeedollar – (continued)
Sumitomo Mitsui Trust Bank Ltd.
$150,000,000	0.250%		04/10/13	$150,000,000
300,000,000	0.260		04/12/13	300,000,000
50,000,000	0.380		04/22/13	50,005,038

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$3,287,006,980

Time Deposits – 6.6%
Credit Industriel et Commercial
$850,000,000	0.180%		03/01/13	$850,000,000
National Bank of Kuwait
300,000,000	0.190		03/01/13	300,000,000
Standard Chartered Bank
700,000,000	0.180		03/01/13	700,000,000

TOTAL TIME DEPOSITS				$1,850,000,000

U.S. Government Agency Obligations – 11.8%
Federal Home Loan Bank
$29,770,000	0.125%		03/01/13	$29,770,000
48,200,000	0.290		03/01/13	48,200,000
2,400,000	0.300		03/04/13	2,400,000
39,250,000	1.625		03/20/13	39,278,406
58,600,000	0.210		05/17/13	58,594,695
60,300,000	0.200		05/22/13	60,292,834
35,600,000	0.230		05/23/13	35,598,116
2,990,000	0.230		05/24/13	2,989,805
74,000,000	0.240		05/24/13	73,997,748
90,000,000	0.230		05/29/13	89,994,894
81,000,000	0.240		06/06/13	80,997,137
24,100,000	0.230		06/07/13	24,098,494
36,200,000	0.350		06/10/13	36,209,604
60,300,000	0.230		06/12/13	60,296,041
15,460,000	1.625		06/14/13	15,520,362
60,350,000	0.230		06/18/13	60,345,753
65,400,000	0.420		06/21/13	65,433,261
23,500,000	1.875		06/21/13	23,616,427
47,500,000	0.240		06/27/13	47,494,779
52,900,000	0.125		06/28/13	52,876,170
37,000,000	0.240		06/28/13	36,998,397
9,700,000	0.250		07/02/13	9,699,562
63,860,000	0.250		07/05/13	63,857,033
15,000,000	0.139	(a)	07/08/13	14,997,315
45,270,000	0.350		07/09/13	45,283,921
30,000,000	0.141	(a)	07/15/13	29,994,338
197,900,000	0.220		08/08/13	197,861,987
8,350,000	0.125		09/25/13	8,345,337
69,200,000	0.210		10/01/13	69,194,762
14,400,000	3.625		10/18/13	14,709,321
97,000,000	0.210		10/24/13	96,998,237
116,000,000	0.181	(a)	08/15/14	115,965,530

U.S. Government Agency Obligations – (continued)
Federal Home Loan Mortgage Corporation
$468,000,000	0.150	%(a)	05/03/13	$467,967,293
196,750,000	0.148	(a)	05/06/13	196,735,675
211,000,000	0.150	(a)	06/03/13	210,978,034
4,880,000	4.000		06/12/13	4,931,290
200,000,000	0.152	(a)	06/17/13	199,967,110
14,300,000	0.375		10/15/13	14,313,126
5,900,000	0.500		10/15/13	5,910,025
1,500,000	0.875		10/28/13	1,506,407
Federal National Mortgage Association
17,600,000	4.375		03/15/13	17,627,922
61,290,000	0.500		08/09/13	61,351,707
2,800,000	1.000		09/23/13	2,812,257
5,100,000	1.125		10/08/13	5,127,820
23,100,000	4.625		10/15/13	23,733,794
347,750,000	0.160		10/25/13	347,382,158
Overseas Private Investment Corp. (USA)
43,500,000	0.160	(a)	03/07/13	43,500,000
86,000,000	0.170	(a)	03/07/13	86,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$3,301,754,884

U.S. Treasury Obligations – 0.5%
United States Treasury Notes
$63,000,000	1.000%		07/15/13	$63,174,960
42,500,000	0.125		09/30/13	42,479,792
37,500,000	3.125		09/30/13	38,137,763

TOTAL U.S. TREASURY OBLIGATIONS				$143,792,515

Variable Rate Municipal Debt Obligations(a) – 1.7%
Alaska Housing Finance Corp. VRDN RB Taxable General Series 2012 B
$25,000,000	0.150%		03/07/13	$25,000,000
BlackRock Municipal Bond Trust VRDN Putters Series 2012-T0014 (JPMorgan Chase Bank N.A., LIQ)(c)
19,375,000	0.180		03/01/13	19,375,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(c)
33,000,000	0.180		03/01/13	33,000,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
29,110,000	0.180		03/01/13	29,110,000
City of Durham, North Carolina GO VRDN for Taxable Housing Series 2000 (Bank of America N.A., SPA)
3,810,000	0.290		03/07/13	3,810,000
City of Portland, Maine GO VRDN for Taxable Pension Series 2001 (JPMorgan Chase Bank N.A., SPA)
40,000,000	0.240		03/07/13	40,000,000
Connecticut State Housing Finance Authority VRDN RB Taxable Housing Mortgage Finance Program Series 2011 D (GO of Authority) (Barclays Bank PLC, SPA)
72,485,000	0.170		03/07/13	72,485,000

20	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Municipal Debt Obligations(a) – (continued)
Connecticut State Housing Finance Authority VRDN RB Taxable Housing Mortgage Finance Program Series 2011 Subseries A-2 (Bank of America N.A., SPA)
$19,680,000	0.220%		03/07/13	$19,680,000
Department of Budget and Finance of the State of Hawaii VRDN RB P-Floats- MT-829 Series 2012 (AMBAC) (Bank of America N.A., LIQ) (GTY AGMT-Bank of America N.A.)(c)
21,780,000	0.340		03/07/13	21,780,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDN Tax-Exempt Preferred Series 2010-1 (Deutsche Bank A.G., LIQ)(c)
25,000,000	0.250		03/07/13	25,000,000
Oglethorpe, Georgia Power Corp. VRDN RB Putters Series 2012 SGT05 (NATL-RE) (FGIC) (Societe Generale, LIQ)(c)
32,000,000	0.240		03/01/13	32,000,000
Port of Corpus Christi Authority of Nueces County VRDN RB for Flint Hills Resources Series 2002 A (GTY AGMT-Flint Hills Resources)
33,100,000	0.120		03/07/13	33,100,000
Port of Oakland, California VRDN RB SPEARS Series 2012-DBE-1136X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(c)
30,000,000	0.180		03/07/13	30,000,000
Private Colleges & Universities Authority, Georgia VRDN RB for Emory University Project Series 1999 B (GO of University)
9,975,000	0.180		03/07/13	9,975,000
San Francisco City & County Airports Commission VRDN RB for San Francisco International Airport Refunding Second Series 2010 A-2 (JPMorgan Chase Bank N.A., LOC)
30,000,000	0.110		03/07/13	30,000,000
State of Texas GO VRDN Refunding for College Student Loan Series 2003 (Landesbank Hessen-Thueringen Girozentrale, SPA)
23,000,000	0.140		03/07/13	23,000,000
State of Texas GO VRDN Refunding for Taxable Veterans’ Land Series 2002 (Landesbank Hessen-Thueringen Girozentrale, SPA)
25,460,000	0.170		03/07/13	25,460,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$472,775,000

Variable Rate Obligations(a) – 11.2%
Australia & New Zealand Banking Group Ltd.
$260,000,000	0.303	%(c)	03/18/14	$260,000,000
Bank of Nova Scotia (The)
350,000,000	0.338		03/24/14	350,000,000
Commonwealth Bank of Australia
72,000,000	0.338	(c)	11/18/13	72,000,000
50,000,000	0.361	(c)	11/27/13	49,999,701
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
350,000,000	0.397		05/29/13	350,000,000
Credit Suisse Securities (USA) LLC
550,000,000	0.282		05/29/13	550,000,000
Deutsche Bank AG
398,000,000	0.858		03/15/13	398,000,000
JPMorgan Chase Bank N.A.
195,000,000	0.373		06/18/13	195,000,000
280,000,000	0.402		06/21/13	280,000,000
Providence Health & Services (U.S. Bank N.A.)
47,000,000	0.200		03/07/13	47,000,000

Variable Rate Obligations(a) – (continued)
Svenska Handelsbanken AB
$195,000,000	0.385%		03/04/14	$195,000,000
Wells Fargo Bank N.A.
150,000,000	0.359		03/20/14	150,000,000
Westpac Banking Corp.
246,000,000	0.390	(c)	02/28/14	246,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$3,142,999,701

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$17,341,642,649

Repurchase Agreements(d) – 39.4%
ABN Amro Securities (USA) LLC
$99,000,000	0.390	%(a)	03/06/13	$99,000,000
Maturity Value: $99,007,507
Settlement Date: 02/27/13
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $108,239,370.

BNP Paribas Securities Corp.
250,000,000	0.210		03/01/13	250,000,000
Maturity Value: $250,001,458
Collateralized by U.S. Treasury Note, 0.625% to 1.500%, due 09/30/17 to 05/31/19. The aggregate market value of the collateral, including accrued interest, was $255,000,011.
100,000,000	0.230		03/01/13	100,000,000
Maturity Value: $100,000,639
Collateralized by Government National Mortgage Association, 2.490% to 6.500%, due 02/20/21 to 02/20/43. The aggregate market value of the collateral, including accrued interest, was $102,000,000.
25,000,000	0.560		03/01/13	25,000,000
Maturity Value: $25,000,389

Collateralized by Federal National Mortgage Association,
0.000%, due 10/09/19, various asset-backed obligations,
8.351% to 9.411%, due 05/17/13 to 02/25/14 and various
corporate security issuers, 0.908% to 11.875%, due 04/08/13 to
12/31/99. The aggregate market value of the collateral,
including accrued interest, was $27,522,814.

350,000,000	0.510	(a)	03/06/13	350,000,000
Maturity Value: $350,034,708
Settlement Date: 02/27/13

Collateralized by an equity security and various corporate security issuers, 0.000% to 9.000%, due 04/15/13 to 04/01/63. The
aggregate market value of the collateral, including accrued
interest, was $385,000,661.

100,000,000	0.230	(a)(e)	03/07/13	100,000,000
Maturity Value: $100,116,278
Settlement Date: 09/10/12

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
4.500%, due 04/01/26 to 12/01/41, Federal National Mortgage
Association, 3.000% to 7.000%, due 12/01/17 to 11/01/42 and
Government National Mortgage Association, 3.500% to
4.500%, due 03/20/41 to 04/20/41. The aggregate market value of the collateral, including accrued interest, was $102,000,000.

The accompanying notes are an integral part of these financial statements.	21

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(d) – (continued)
BNP Paribas Securities Corp. (continued)
$100,000,000	0.510	%(a)	03/07/13	$100,000,000
Maturity Value: $100,009,917
Collateralized by various corporate security issuers, 0.250% to 8.875%, due 06/30/13 to 10/15/39. The aggregate market value of the collateral, including accrued interest, was $110,000,612.

Credit Agricole Corporate and Investment Bank
325,000,000	0.190	(a)(e)	03/01/13	325,000,000
Maturity Value: $325,077,188
Settlement Date: 01/15/13
Collateralized by Federal National Mortgage Association, 2.500% to 5.500%, due 03/01/27 to 08/01/48. The aggregate market value of the collateral, including accrued interest, was $334,750,000.
325,000,000	0.190	(a)(b)(e)	03/07/13	325,000,000
Maturity Value: $325,210,979

Credit Suisse Securities (USA) LLC
400,000,000	0.260	(f)	03/04/13	400,000,000
Maturity Value: $400,320,667
Settlement Date: 11/13/12
Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 8.500%, due 05/01/18 to 02/01/43. The aggregate market value of the collateral, including accrued interest, was $408,003,754.
200,000,000	0.652	(a)(f)	04/03/13	200,000,000
Maturity Value: $201,375,813
Settlement Date: 03/26/12
Collateralized by various mortgage-backed obligations, 0.341% to 6.274%, due 11/15/17 to 04/15/47. The aggregate market value of the collateral, including accrued interest, was $240,004,711.
250,000,000	0.240		04/08/13	250,000,000
Maturity Value: $250,205,000
Settlement Date: 12/06/12
Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.000%, due 07/01/18 to 02/01/43. The aggregate market value of the collateral, including accrued interest, was $255,003,857.
275,000,000	0.220		04/16/13	275,000,000
Maturity Value: $275,201,667
Settlement Date: 12/17/12
Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 8.000%, due 06/01/16 to 02/01/43. The aggregate market value of the collateral, including accrued interest, was $280,501,721.
220,000,000	0.200		05/31/13	220,000,000
Maturity Value: $220,129,556
Settlement Date: 02/14/13
Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.500%, due 07/01/24 to 04/01/48. The aggregate market value of the collateral, including accrued interest, was $224,405,123.

Deutsche Bank Securities, Inc.
296,000,000	0.280		03/01/13	296,000,000
Maturity Value: $296,002,302

Collateralized by various corporate security issuers, 1.500% to
7.500%, due 03/29/13 to 06/01/42, various equity securities and various Exchange-Traded Funds. The aggregate market value
of the collateral, including accrued interest, was $321,991,510.

Repurchase Agreements(d) – (continued)
Deutsche Bank Securities, Inc. (continued)
$97,000,000	0.510%		03/01/13	$97,000,000
Maturity Value: $97,001,374

Collateralized by various corporate security issuers, 1.500% to
5.000%, due 03/29/13 to 06/01/42 and an Exchange-Traded
Fund. The aggregate market value of the collateral, including accrued interest, was $107,438,974.

212,000,000	0.240	(f)	03/18/13	212,000,000
Maturity Value: $212,168,187
Settlement Date: 11/19/12

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to
8.000%, due 12/01/19 to 05/01/42, Federal National Mortgage
Association, 2.500% to 11.000%, due 04/01/13 to 01/01/43 and
Government National Mortgage Association, 4.000% to
5.000%, due 06/15/39 to 10/20/42. The aggregate market value of the collateral, including accrued interest, was $218,442,274.

275,000,000	0.250	(f)	04/03/13	275,000,000
Maturity Value: $275,231,076
Settlement Date: 12/03/12

Collateralized by Federal Home Loan Mortgage Corp., 4.000%,
due 01/01/26 to 07/01/42, Federal National Mortgage
Association, 3.000% to 7.000%, due 07/01/24 to 10/01/42 and
Government National Mortgage Association, 3.000% to
7.000%, due 04/15/18 to 01/20/43. The aggregate market value of the collateral, including accrued interest, was $283,881,963.

ING Financial Markets LLC
270,000,000	0.280		03/01/13	270,000,000
Maturity Value: $270,002,100
Collateralized by various corporate security issuers, 0.675% to 9.875%, due 04/05/13 to 11/15/67. The aggregate market value of the collateral, including accrued interest, was $283,505,436.
100,000,000	0.190	(a)(e)	03/07/13	100,000,000
Maturity Value: $100,146,195
Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 3.500%, due 04/15/32 to 12/15/41. The aggregate market value of the collateral, including accrued interest, was $104,001,833.
100,000,000	0.270	(a)(e)	03/07/13	100,000,000
Maturity Value: $100,134,250
Settlement Date: 10/15/12

Collateralized by a corporate security issuer, 6.650%, due
06/15/67, Federal Home Loan Mortgage Corp., 2.000% to
5.500%, due 06/01/26 to 01/01/43 and Federal National
Mortgage Association, 0.000% to 6.000%, due 11/25/23 to
05/25/45. The aggregate market value of the collateral,
including accrued interest, was $103,533,541.

250,000,000	0.280	(a)(e)	03/07/13	250,000,000
Maturity Value: $250,350,001
Settlement Date: 11/15/12

Collateralized by Federal Home Loan Mortgage Corp., 1.201% to
6.000%, due 09/01/26 to 01/01/43 and Federal National
Mortgage Association, 2.374% to 5.500%, due 08/01/27 to
01/01/43. The aggregate market value of the collateral,
including accrued interest, was $258,384,261.

Joint Repurchase Agreement Account I
150,000,000	0.166		03/01/13	150,000,000
Maturity Value: $150,000,692

22	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(d) – (continued)
Joint Repurchase Agreement Account III
$1,894,100,000	0.184%		03/01/13	$1,894,100,000
Maturity Value: $1,894,109,676

JPMorgan Chase Securities LLC
75,000,000	0.580	(f)	04/17/13	75,000,000
Maturity Value: $75,108,750
Settlement Date: 01/17/13
Collateralized by various mortgage-backed obligations, 0.000% to 8087.816%, due 09/15/29 to 09/25/46. The aggregate market value of the collateral, including accrued interest, was $86,250,014.
200,000,000	0.600	(f)	05/22/13	200,000,000
Maturity Value: $200,400,000
Settlement Date: 01/22/13
Collateralized by various mortgage-backed obligations, 0.000% to 52.819%, due 08/15/29 to 08/12/48. The aggregate market value of the collateral, including accrued interest, was $230,001,632.

Merrill Lynch Government Securities, Inc
250,000,000	0.280		03/01/13	250,000,000
Maturity Value: $250,001,944

Collateralized by various corporate security issuers, 0.750% to
5.750%, due 03/15/13 to 12/15/36, various equity securities and an Exchange-Traded Fund. The aggregate market value of the
collateral, including accrued interest, was $274,522,980.

500,000,000	0.340		03/06/13	500,000,000
Maturity Value: $500,033,056
Settlement Date: 02/27/13

Collateralized by various corporate security issuers, 1.000% to
5.500%, due 08/01/13 to 04/15/29, various equity securities and various Exchange-Traded Funds. The aggregate market value
of the collateral, including accrued interest, was $540,694,157.

RBC Capital Markets LLC
200,000,000	0.190		03/01/13	200,000,000
Maturity Value: $200,001,056
Collateralized by Government National Mortgage Association, 3.000%, due 10/20/42. The market value of the collateral, including accrued interest, was $204,000,001.

RBS Securities, Inc.
245,000,000	0.460		03/01/13	245,000,000
Maturity Value: $245,003,131
Collateralized by Federal National Mortgage Association, 2.330% to 2.360%, due 12/14/22 to 01/23/23. The aggregate market value of the collateral, including accrued interest, was $249,904,695.

Societe Generale
1,000,000,000	0.190		03/01/13	1,000,000,000
Maturity Value: $1,000,005,278

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
3.500%, due 07/01/26 to 03/01/43 and Federal National
Mortgage Association, 0.750% to 6.500%, due 02/01/16 to
02/01/43. The aggregate market value of the collateral,
including accrued interest, was $1,029,592,201.

Repurchase Agreements(d) – (continued)
Societe Generale (continued)
$150,000,000	0.550	%(a)	03/06/13	$150,000,000
Maturity Value: $150,016,042
Settlement Date: 02/27/13
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $164,152,901.

UBS Securities LLC
25,000,000	0.150		03/01/13	25,000,000
Maturity Value: $25,000,104
Collateralized by U.S. Treasury Note, 2.125%, due 12/31/15. The market value of the collateral, including accrued interest, was $25,500,013.
175,000,000	0.180		03/01/13	175,000,000
Maturity Value: $175,000,875

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
4.000%, due 07/01/26 to 09/01/27 and Federal National
Mortgage Association, 3.000% to 4.000%, due 02/01/26 to
03/01/42. The aggregate market value of the collateral,
including accrued interest, was $178,500,000.

250,000,000	0.480	(a)(e)	03/07/13	250,000,000
Maturity Value: $250,316,666
Collateralized by various corporate security issuers, 1.375% to 7.500%, due 06/30/13 to 04/01/42. The aggregate market value of the collateral, including accrued interest, was $275,001,544.
250,000,000	0.600	(a)(e)	03/07/13	250,000,000
Maturity Value: $250,375,001
Settlement Date: 12/11/12

Collateralized by various corporate security issuers, 0.000% to
13.000%, due 05/01/13 to 10/15/42 and various equity
securities. The aggregate market value of the collateral,
including accrued interest, was $275,000,365.

Wells Fargo Securities, LLC
150,000,000	0.190		03/01/13	150,000,000
Maturity Value: $150,000,792

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
6.999%, due 09/15/27 to 04/15/42, Federal National Mortgage
Association, 3.000% to 6.298%, due 11/25/17 to 05/25/42 and
Government National Mortgage Association, 0.000% to
79.788%, due 08/20/27 to 11/16/52. The aggregate market
value of the collateral, including accrued interest, was
$154,500,002.

100,000,000	0.200		03/01/13	100,000,000
Maturity Value: $100,000,556

Collateralized by Federal Home Loan Mortgage Corp., 5.699%,
due 03/15/42, Federal National Mortgage Association, 3.500%
to 6.348%, due 06/25/39 to 03/25/42 and Government National
Mortgage Association, 1.250% to 6.409%, due 01/20/25 to
12/20/42. The aggregate market value of the collateral,
including accrued interest, was $103,000,001.

The accompanying notes are an integral part of these financial statements.	23

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(d) – (continued)
Wells Fargo Securities, LLC (continued)
$200,000,000	0.310%	03/01/13	$200,000,000
Maturity Value: $200,001,722

Collateralized by various asset-backed obligations, 0.462% to
5.790%, due 09/05/16 to 02/25/47, various corporate security issuers, 1.700% to 11.625%, due 05/01/13 to 02/15/43, various mortgage-backed obligations, 0.592% to 5.322%, due 10/15/22
to 05/10/63 and a municipal debt obligation, 0.200%, due
05/01/18. The aggregate market value of the collateral,
including accrued interest, was $209,433,020.

300,000,000	0.350	03/01/13	300,000,000
Maturity Value: $300,020,417
Settlement Date: 02/22/13

Collateralized by a municipal debt obligation, 8.024%, due
05/01/46, various asset-backed obligations, 0.000% to 7.100%, due 08/22/16 to 03/25/49, various corporate security issuers,
0.000% to 10.000%, due 03/15/13 to 12/29/49 and various
mortgage-backed obligations, 0.582% to 6.006%, due 04/10/34
to 12/10/49. The aggregate market value of the collateral,
including accrued interest, was $314,901,825.

300,000,000	0.360	03/01/13	300,000,000
Maturity Value: $300,003,000

Collateralized by an asset-backed obligation, 4.704%, due
06/26/17, various corporate security issuers, 0.000% to 7.625%, due 03/19/13 to 12/15/42 and various mortgage-backed
obligations, 4.597% to 6.006%, due 11/25/35 to 12/10/49. The aggregate market value of the collateral, including accrued
interest, was $312,904,064.

TOTAL REPURCHASE AGREEMENTS			$11,033,100,000

TOTAL INVESTMENTS – 101.4%			$28,374,742,649

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%			(401,224,044)

NET ASSETS – 100.0%			$27,973,518,605

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2013.
(b)	All or a portion represents a forward commitment. Forward settling repurchase agreements will be collateralized at settlement.
(c)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2013, these securities amounted to $789,154,701 or approximately 2.8% of net assets.
(d)	Unless noted, all repurchase agreements were entered into on February 28, 2013. Additional information on Joint Repurchase Agreement Account I & III appears on pages 53-55.
(e)	The instrument is subject to a demand feature.
(f)	Security has been determined to be illiquid by the Investment Adviser. At February 28, 2013, these securities amounted to $1,362,000,000 or approximately 4.9% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
FGIC	— Insured by Financial Guaranty Insurance Co.
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
VRDN	— Variable Rate Demand Notes

24	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

February 28, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – 21.8%
Aspen Funding Corp.
$150,000,000	0.260%		05/09/13	$149,925,250
50,000,000	0.260		05/29/13	49,967,861
Atlantic Asset Securitization LLC
85,000,000	0.220		03/19/13	84,990,650
100,000,000	0.250		03/25/13	99,983,333
150,000,000	0.430	(a)	04/04/13	150,000,000
Atlantis One Funding Corp.
300,000,000	0.200		03/01/13	300,000,000
30,000,000	0.210		03/18/13	29,997,025
300,000,000	0.472		06/17/13	299,577,000
195,500,000	0.401		07/25/13	195,182,855
Chariot Funding LLC
50,000,000	0.321		06/03/13	49,958,222
50,000,000	0.321		06/06/13	49,956,889
25,000,000	0.321		06/10/13	24,977,556
45,000,000	0.321		06/11/13	44,959,200
50,000,000	0.321		06/12/13	49,954,222
50,000,000	0.321		06/13/13	49,953,778
50,000,000	0.270		08/08/13	49,940,000
Gemini Securitization Corp. LLC
325,000,000	0.270		04/08/13	324,907,375
250,000,000	0.250		05/06/13	249,885,417
Hannover Funding Co. LLC
100,000,000	0.270		04/16/13	99,965,500
100,000,000	0.280		04/22/13	99,959,555
Jupiter Securitization Co. LLC
50,000,000	0.200		04/22/13	49,985,556
25,000,000	0.321		05/09/13	24,984,667
150,000,000	0.321		06/05/13	149,872,000
50,000,000	0.321		06/06/13	49,956,889
100,000,000	0.321		06/13/13	99,907,555
100,000,000	0.300		07/08/13	99,892,500
50,000,000	0.270		08/28/13	49,932,500
Kells Funding LLC
60,000,000	0.321		08/13/13	59,912,000
100,000,000	0.260	(b)	08/28/13	99,870,000
LMA Americas LLC
100,000,000	0.230		03/07/13	99,996,167
100,000,000	0.220		03/18/13	99,989,611
Newport Funding Corp.
125,096,000	0.260		05/14/13	125,029,143
50,000,000	0.260		05/29/13	49,967,861
Regency Markets No. 1 LLC
72,654,000	0.190		03/13/13	72,649,399
100,000,000	0.190		03/20/13	99,989,972
Royal Park Investments Funding Corp.
35,000,000	0.451		04/09/13	34,982,938
121,000,000	0.400		04/10/13	120,946,222
77,338,000	1.005		04/17/13	77,237,031
50,000,000	0.350		04/24/13	49,973,750
122,000,000	0.320		05/03/13	121,931,680
Versailles Commercial Paper LLC
155,000,000	0.220		03/19/13	154,982,950

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$4,246,032,079

Time Deposit – 2.0%
Citibank, N.A.
$387,000,000	0.160%		03/01/13	$387,000,000

U.S. Government Agency Obligations – 17.2%
Federal Home Loan Bank
$35,800,000	0.125%		03/01/13	$35,800,000
44,200,000	0.290		03/01/13	44,200,000
47,200,000	1.625		03/20/13	47,234,160
120,000,000	0.230		05/29/13	119,993,191
74,500,000	0.240		06/06/13	74,497,367
12,300,000	1.625		06/14/13	12,348,024
63,500,000	0.420		06/21/13	63,532,295
22,900,000	1.875		06/21/13	23,013,454
85,300,000	0.240		06/28/13	85,295,657
50,850,000	0.250		07/05/13	50,847,638
15,000,000	0.139	(a)	07/08/13	14,997,315
36,040,000	0.350		07/09/13	36,051,082
29,000,000	0.141	(a)	07/15/13	28,994,527
34,500,000	0.250		07/19/13	34,499,603
85,000,000	0.280		08/13/13	85,006,185
11,000,000	0.250		09/06/13	11,001,812
7,530,000	4.000		09/06/13	7,677,093
1,500,000	2.625		09/13/13	1,519,344
5,370,000	4.500		09/16/13	5,495,102
10,820,000	0.125		09/24/13	10,814,305
6,750,000	0.125		09/25/13	6,746,230
300,000,000	0.173	(a)	09/27/13	300,000,000
29,400,000	0.210		10/01/13	29,397,775
22,200,000	0.210		10/10/13	22,199,278
87,300,000	0.200		10/18/13	87,292,909
7,250,000	0.300		10/18/13	7,253,770
3,300,000	0.375		10/18/13	3,303,280
10,600,000	3.625		10/18/13	10,827,695
205,000,000	0.172	(a)	06/24/14	204,917,697
99,500,000	0.181	(a)	08/15/14	99,470,433
Federal Home Loan Mortgage Corporation
500,000,000	0.150	(a)	05/03/13	499,965,079
102,000,000	0.150	(a)	06/03/13	101,989,381
3,885,000	4.000		06/12/13	3,925,832
60,328,000	4.500		07/15/13	61,280,919
19,500,000	0.375		10/15/13	19,518,403
4,000,000	0.500		10/15/13	4,006,797
14,100,000	0.875		10/28/13	14,160,882
34,355,000	0.375		10/30/13	34,391,514
Federal National Mortgage Association
21,200,000	4.375		03/15/13	21,233,633
199,000,000	0.200	(a)	05/17/13	198,987,051
32,878,000	0.500		08/09/13	32,910,616
2,810,000	1.125		09/17/13	2,823,936
1,200,000	1.000		09/23/13	1,205,253
1,300,000	1.125		09/30/13	1,306,870
250,000,000	0.160	(a)	10/03/13	249,940,024
4,100,000	1.125		10/08/13	4,122,365
26,994,000	4.625		10/15/13	27,735,333
192,300,000	0.160		10/25/13	192,096,589
200,000,000	0.171	(a)	11/14/13	199,957,371

The accompanying notes are an integral part of these financial statements.	25

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

February 28, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – (continued)
Overseas Private Investment Corp. (USA)
$41,000,000	0.160	%(a)	03/07/13	$41,000,000
72,000,000	0.170	(a)	03/07/13	72,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$3,348,785,069

U.S. Treasury Obligations – 1.5%
United States Treasury Notes
$180,000,000	3.375%		06/30/13	$181,856,677
42,000,000	1.000		07/15/13	42,116,640
34,400,000	0.125		09/30/13	34,383,644
30,200,000	3.125		09/30/13	30,713,612

TOTAL U.S. TREASURY OBLIGATIONS				$289,070,573

Variable Rate Municipal Debt Obligations(a) – 5.7%
Akron, Ohio Student Housing Association LLC VRDN RB for Central Campus Project Series 2012 SGT04 (AGM) (Societe Generale, LIQ)(c)
$16,930,000	0.190%		03/01/13	$16,930,000
Alaska Housing Finance Corp. VRDN RB for Home Mortgage Series 2002 A RMKT (GO of Corp.) (JPMorgan Chase Bank, SPA)
16,745,000	0.160		03/01/13	16,745,000
Alaska Housing Finance Corp. VRDN RB Taxable General Series 2012 B
24,500,000	0.150		03/07/13	24,500,000
BlackRock Municipal Income Trust VRDN RB Putters Series 2012-T0008 (JPMorgan Chase Bank N.A., LIQ)(c)
35,500,000	0.180		03/01/13	35,500,000
BlackRock MuniHoldings Investment Quality Fund VRDN Tax-Exempt Preferred Series 2011 W-7-2746 (Bank of America N.A., LIQ)(c)
42,200,000	0.324		03/07/13	42,200,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
30,000,000	0.180		03/01/13	30,000,000
BlackRock MuniYield Fund, Inc. VRDN Tax-Exempt Preferred Series 2011 W-7-2514 (Bank of America N.A., LIQ)(c)
37,700,000	0.324		03/07/13	37,700,000
City of Portland, Maine GO VRDN for Taxable Pension Series 2001 (JPMorgan Chase Bank N.A., SPA)
42,100,000	0.240		03/07/13	42,100,000
Colorado Springs Utilities VRDN RB for Subordinated Lien Series 2000 A (MBIA) (Bayerische Landesbank, SPA)
93,700,000	0.170		03/07/13	93,700,000
Connecticut Housing Finance Authority VRDN RB Series 2012 D Subseries D-3 (Bank of Tokyo Mitsubishi UFJ, SPA)
38,300,000	0.140		03/07/13	38,300,000
Connecticut State Housing Finance Authority VRDN RB Taxable Housing Mortgage Finance Program Series 2008 E (GO of Authority) (Bank of America N.A., SPA)
75,000,000	0.150		03/07/13	75,000,000
Connecticut State Housing Finance Authority VRDN RB Taxable Housing Mortgage Finance Program Series 2011 Subseries A-2 (Bank of America N.A., SPA)
20,400,000	0.220		03/07/13	20,400,000

Variable Rate Municipal Debt Obligations(a) – (continued)
Cook County GO VRDN Series 2002 B (Bank of NY Mellon, SPA)
$44,900,000	0.110%		03/07/13	$44,900,000
County of Oakland, Michigan GO TANS Series 2012
25,000,000	0.352		04/01/13	25,000,000
Denver City & County VRDN RB SPEARS Series 2012-DBE-1129X (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(c)
20,000,000	0.180		03/07/13	20,000,000
Glendale VRDN COPS for Police Building Project Series 2000 (Morgan Guaranty Trust, SPA)
22,200,000	0.140		03/07/13	22,200,000
Hawaii Department of Budget & Finance VRDN RB P-Floats Series 2012-MT-828 (AMBAC) (Bank of America N.A., LIQ)(c)
26,900,000	0.340		03/07/13	26,900,000
Kentucky Municipal Power Agency VRDN RB Floaters Series 2010 B002 (Assured GTY) (Morgan Stanley Bank, LIQ)(c)
20,000,000	0.450		03/07/13	20,000,000
Maryland Industrial Development Financing Authority Port Facilities VRDN RB Refunding for Occidental Petroleum Corp. Series 2010
30,200,000	0.130		03/07/13	30,200,000
Massachusetts Bay Transportation Authority VRDN RB for General Transportation System Series 2000 A2 RMKT (GO of Authority) (Bank of America N.A., SPA)
53,335,000	0.190		03/07/13	53,335,000
Metropolitan Washington D.C. Airports Authority VRDN RB Putters Series 2007-1691 (FGIC) (Deutsche Bank A.G., LIQ)
12,280,000	0.170		03/07/13	12,280,000
Nassau County, New York Interim Finance Authority VRDN RB Series 2008 D-2 (JPMorgan Chase Bank N.A., SPA)
26,215,000	0.120		03/07/13	26,215,000
New Hampshire Turnpike System VRDN RB SPEARS Series 2012-DBE-1137X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(c)
14,400,000	0.180		03/07/13	14,400,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank, LOC)
63,005,000	0.140		03/07/13	63,005,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1999 Subseries B-3 (JPMorgan Chase Bank N.A., SPA)
390,000	0.110		03/07/13	390,000
New York State Dormitory Authority VRDN RB for Mental Health Services Facilities SPEARS Series 2011 DB-1022X (AGM State Appropriations) (Deutsche Bank A.G., LIQ)(c)
7,835,000	0.150		03/07/13	7,835,000
New York State Local Government Assistance Corp. VRDN RB Refunding Subordinate Lien Series 2003-4V RMKT (GO of Corp.) (Bank of America N.A., SPA)
31,960,000	0.170		03/07/13	31,960,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDN Tax-Exempt Preferred Series 2010-1 (Deutsche Bank A.G., LIQ)(c)
27,000,000	0.250		03/07/13	27,000,000
Oglethorpe, Georgia Power Corp. VRDN RB Putters Series 2012 SGT05 (NATL-RE) (FGIC) (Societe Generale, LIQ)(c)
26,200,000	0.240		03/01/13	26,200,000
Omaha Parking Facilities Corp. VRDN RB Putters Series 2013 SGT06 (Societe Generale, LIQ)(c)
18,500,000	0.240		03/01/13	18,500,000

26	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Municipal Debt Obligations(a) – (continued)
Port Authority of New York & New Jersey VRDN RB ROCS RR-II R-11589 Series 2008 (FGIC GO of Authority) (Citibank N.A., LIQ)(c)
$18,165,000	0.160%		03/07/13	$18,165,000
Port Authority of New York & New Jersey VRDN RB Series 2008-DB-636 (CIFG GO of Authority) (Deutsche Bank A.G., LIQ)
8,700,000	0.180		03/07/13	8,700,000
Port Authority of New York & New Jersey VRDN RB SPEARS Series 2011 DB-1023X (Go of Authority) (Deutsche Bank A.G., LIQ)(c)
7,085,000	0.150		03/07/13	7,085,000
Port Authority of New York & New Jersey VRDN RB SPEARS Series 2011 DB-1024X (Go of Authority) (Deutsche Bank A.G., LIQ)(c)
10,660,000	0.150		03/07/13	10,660,000
Port of Corpus Christi Authority of Nueces County VRDN RB for Flint Hills Resources Series 2002 A (GTY AGMT-Flint Hill Resources)
6,900,000	0.120		03/07/13	6,900,000
Port of Oakland, California VRDN RB SPEARS Series 2012-DBE-1136X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(c)
23,195,000	0.180		03/07/13	23,195,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 Subseries D
29,300,000	0.110		03/01/13	29,300,000
Texas State GO VRDN Refunding for Taxable Veterans Land Series 2006 C (JPMorgan Chase Bank N.A., SPA)
15,525,000	0.170		03/07/13	15,525,000
Texas State GO VRDN Refunding Series 2010 D RMKT (Bank of Tokyo Mitsubishi UFJ, SPA)
12,630,000	0.170		03/07/13	12,630,000
Texas State GO VRDN Refunding Taxable Series 2010 E (Sumitomo Mitsui Banking Corp., LIQ)
23,000,000	0.190		03/07/13	23,000,000
Texas State VRDN RB Refunding for Taxable Veterans Land Series 2005 RMKT (JPMorgan Chase Bank N.A., SPA)
12,450,000	0.170		03/07/13	12,450,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$1,111,005,000

Variable Rate Obligations(a) – 8.7%
JPMorgan Chase Bank N.A.
$255,000,000	0.373%		06/18/13	$255,000,000
300,000,000	0.402		06/21/13	300,000,000
Metropolitan Life Global Funding I
250,000,000	0.475	(c)	08/09/13	250,000,000
Providence Health & Services (U.S. Bank N.A.)
47,000,000	0.200		03/07/13	47,000,000
State Street Bank And Trust Co.
500,000,000	0.358		03/18/14	500,000,000
Wells Fargo Bank N.A.
125,000,000	0.359		03/20/14	125,000,000
205,000,000	0.380		03/21/14	205,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$1,682,000,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$11,063,892,721

Repurchase Agreements(d) – 45.0%
ABN Amro Securities (USA) LLC
$1,000,000,000	0.200%		03/01/13	$1,000,000,000
Maturity Value: $1,000,005,556

Collateralized by Federal National Mortgage Association, 3.500%
to 4.500%, due 09/01/27 to 11/01/41 and U.S. Treasury Notes,
0.625% to 4.250%, due 11/15/14 to 08/31/17. The aggregate
market value of the collateral, including accrued interest, was
$1,023,184,941.

BNP Paribas Securities Corp.
125,000,000	0.230	(a)(e)	03/07/13	125,000,000
Maturity Value: $125,145,348
Settlement Date: 09/10/12

Collateralized by Federal National Mortgage Association, 2.500%
to 6.000%, due 12/01/25 to 02/01/43 and Government National
Mortgage Association, 3.000% to 4.500%, due 12/15/19 to
02/15/43. The aggregate market value of the collateral,
including accrued interest, was $127,500,001.

Credit Agricole Corporate and Investment Bank
270,000,000	0.190	(a)(e)	03/01/13	270,000,000
Maturity Value: $270,064,125
Settlement Date: 01/15/13
Collateralized by Federal National Mortgage Association, 3.500% to 4.000%, due 06/01/42 to 11/01/42. The aggregate market value of the collateral, including accrued interest, was $278,100,000.
270,000,000	0.190	(a)(b)(e)	03/07/13	270,000,000
Maturity Value: $270,175,275

Credit Suisse Securities (USA) LLC
300,000,000	0.260		03/04/13	300,000,000
Maturity Value: $300,240,500
Settlement Date: 11/13/12
Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 11/01/22 to 02/01/43. The aggregate market value of the collateral, including accrued interest, was $306,003,228.
200,000,000	0.240		04/08/13	200,000,000
Maturity Value: $200,164,000
Settlement Date: 12/06/12
Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.500%, due 06/01/24 to 02/01/43. The aggregate market value of the collateral, including accrued interest, was $204,003,231.
225,000,000	0.220		04/16/13	225,000,000
Maturity Value: $225,165,000
Settlement Date: 12/17/12
Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.000%, due 11/01/20 to 03/01/43. The aggregate market value of the collateral, including accrued interest, was $229,504,158.
180,000,000	0.200		05/31/13	180,000,000
Maturity Value: $180,106,000
Settlement Date: 02/14/13
Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.500%, due 10/01/25 to 11/01/42. The aggregate market value of the collateral, including accrued interest, was $183,600,155.

The accompanying notes are an integral part of these financial statements.	27

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

February 28, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(d) – (continued)
Deutsche Bank Securities, Inc.
$50,000,000	0.250%		03/15/13	$50,000,000
Maturity Value: $50,042,014
Settlement Date: 11/14/12

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to
4.500%, due 11/01/26 to 01/01/42, Federal National Mortgage
Association, 2.500% to 4.500%, due 10/01/27 to 12/01/42 and
Government National Mortgage Association, 3.000% to
7.000%, due 09/15/36 to 10/20/42. The aggregate market value of the collateral, including accrued interest, was $51,656,339.

180,000,000	0.240		03/18/13	180,000,000
Maturity Value: $180,142,800
Settlement Date: 11/19/12

Collateralized by Federal Home Loan Mortgage Corp., 4.500%,
due 08/01/41, Federal National Mortgage Association, 3.000%
to 7.000%, due 10/01/25 to 02/01/43 and Government National
Mortgage Association, 4.000%, due 01/20/43. The aggregate
market value of the collateral, including accrued interest, was
$185,454,676.

230,000,000	0.250		04/03/13	230,000,000
Maturity Value: $230,193,264
Settlement Date: 12/03/12

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to
6.500%, due 02/01/32 to 08/01/41, Federal National Mortgage
Association, 3.500% to 7.000%, due 10/01/25 to 11/01/42 and
Government National Mortgage Association, 3.000% to
4.000%, due 04/20/27 to 01/20/43. The aggregate market value of the collateral, including accrued interest, was $237,017,944.

250,000,000	0.200		05/09/13	250,000,000
Maturity Value: $250,168,056
Settlement Date: 01/08/13

Collateralized by Federal Home Loan Mortgage Corp., 4.000%,
due 07/01/42 and Federal National Mortgage Association,
3.000% to 5.500%, due 06/01/26 to 02/01/43. The aggregate
market value of the collateral, including accrued interest, was
$257,983,489.

HSBC Securities (USA), Inc.
700,000,000	0.190		03/01/13	700,000,000
Maturity Value: $700,003,694
Collateralized by Federal National Mortgage Association, 3.500% to 6.000%, due 12/01/26 to 02/01/43. The aggregate market value of the collateral, including accrued interest, was $714,001,396.

ING Financial Markets LLC
150,000,000	0.190	(a)(e)	03/07/13	150,000,000
Maturity Value: $150,219,293

Collateralized by Federal Home Loan Mortgage Corp., 0.551% to
20.396%, due 02/15/18 to 01/15/43, Federal Home Loan
Mortgage Stripped Securities, 6.500% to 7.000%, due 02/01/28
to 07/01/28 and Federal National Mortgage Association
Stripped Securities, 6.500% to 7.500%, due 04/01/23 to
04/01/29. The aggregate market value of the collateral,
including accrued interest, was $156,000,856.

Repurchase Agreements(d) – (continued)
ING Financial Markets LLC (continued)
$100,000,000	0.270	%(a)(e)	03/07/13	$100,000,000
Maturity Value: $100,134,250
Settlement Date: 10/15/12

Collateralized by Federal Home Loan Mortgage Corp., 0.601% to
6.000%, due 09/01/26 to 01/01/43 and Federal National
Mortgage Association, 2.330% to 5.500%, due 07/01/27 to
01/01/43. The aggregate market value of the collateral,
including accrued interest, was $103,363,486.

Joint Repurchase Agreement Account I
365,500,000	0.166		03/01/13	365,500,000
Maturity Value: $365,501,687

Joint Repurchase Agreement Account III
1,557,400,000	0.184		03/01/13	1,557,400,000
Maturity Value: $1,557,407,956

JPMorgan Chase Securities LLC
400,000,000	0.200	(a)(e)	03/01/13	400,000,000
Maturity Value: $400,202,224
Settlement Date: 12/10/12
Collateralized by Federal National Mortgage Association, 2.500% to 12.000%, due 02/01/14 to 03/01/52. The aggregate market value of the collateral, including accrued interest, was $408,001,616.
125,000,000	0.580	(f)	04/17/13	125,000,000
Maturity Value: $125,181,250
Settlement Date: 01/17/13
Collateralized by various mortgage-backed obligations, 0.000% to 6.033%, due 06/15/22 to 02/25/47. The aggregate market value of the collateral, including accrued interest, was $143,751,038.
150,000,000	0.600	(f)	05/22/13	150,000,000
Maturity Value: $150,300,000
Settlement Date: 01/22/13
Collateralized by various mortgage-backed obligations, 0.352% to 7.000%, due 08/25/33 to 05/25/47. The aggregate market value of the collateral, including accrued interest, was $172,500,042.

Merrill Lynch Government Securities, Inc.
498,000,000	0.340		03/06/13	498,000,000
Maturity Value: $498,032,923
Settlement Date: 02/27/13

Collateralized by various corporate security issuers, 0.500% to
8.250%, due 03/15/13 to 05/15/41 and various Exchange-
Traded Funds. The aggregate market value of the collateral,
including accrued interest, was $543,857,675.

Morgan Stanley & Co. LLC
150,000,000	0.200		03/01/13	150,000,000
Maturity Value: $150,000,833
Collateralized by Federal National Mortgage Association, 2.500% to 5.000%, due 03/01/27 to 05/01/41. The aggregate market value of the collateral, including accrued interest, was $153,000,001.

RBC Capital Markets LLC
500,000,000	0.190		03/01/13	500,000,000
Maturity Value: $500,002,639

Collateralized by Federal Home Loan Mortgage Corp., 3.500%, due
09/01/42 and Federal National Mortgage Association, 2.500% to
3.500%, due 08/01/42 to 01/01/43. The aggregate market value of the collateral, including accrued interest, was $510,000,000.

28	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(d) – (continued)
TD Securities (USA) LLC
$200,000,000	0.190%		03/01/13	$200,000,000
Maturity Value: $200,001,056

Collateralized by Federal Home Loan Mortgage Corp., 3.000%,
due 02/01/43 and U.S. Treasury Inflation-Indexed Bond,
2.125%, due 02/15/40. The aggregate market value of the
collateral, including accrued interest, was $205,540,337.

UBS Securities LLC
25,000,000	0.150		03/01/13	25,000,000
Maturity Value: $25,000,104
Collateralized by U.S. Treasury Note, 2.125%, due 12/31/15. The market value of the collateral, including accrued interest, was $25,500,013.

Wells Fargo Securities LLC
200,000,000	0.310		03/01/13	200,000,000
Maturity Value: $200,001,722

Collateralized by various asset-backed obligations, 0.000% to
14.550%, due 01/15/15 to 11/25/60, various corporate security issuers, 1.450% to 10.000%, due 12/13/13 to 04/15/37, and
various mortgage-backed obligations, 2.954% to 5.746%, due
11/05/34 to 05/10/63. The aggregate market value of the
collateral, including accrued interest, was $209,788,548.

100,000,000	0.350		03/01/13	100,000,000
Maturity Value: $100,006,806
Settlement Date: 02/22/13

Collateralized by various asset-backed obligations, 0.780% to
1.350%, due 12/15/15 to 04/21/17, a municipal debt obligation,
0.560%, due 01/01/24, various corporate security issuers,
0.850% to 9.000%, due 10/01/13 to 11/01/42, a government
guaranteed note, 0.000%, due 08/15/23 and various mortgage-
backed obligations, 0.906% to 5.750%, due 09/25/22 to
07/25/37. The aggregate market value of the collateral,
including accrued interest, was $104,420,751.

250,000,000	0.450	(f)	05/14/13	250,000,000
Maturity Value: $250,281,250
Settlement Date: 02/13/13

Collateralized by various asset-backed obligations, 0.000% to
7.560%, due 07/01/13 to 03/25/49, various corporate security issuers, 2.250% to 12.000%, due 04/01/13 to 12/31/99, various government guaranteed notes, 0.000%, due 11/15/13 to
08/15/24 and various mortgage-backed obligations, 0.332% to
7.825%, due 03/25/18 to 11/23/50. The aggregate market value of the collateral, including accrued interest, was $262,382,861.

TOTAL REPURCHASE AGREEMENTS				$8,750,900,000

TOTAL INVESTMENTS – 101.9%				$19,814,792,721

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.9)%				(366,988,932)

NET ASSETS – 100.0%				$19,447,803,789

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2013.
(b)	All or a portion represents a forward commitment. Forward settling repurchase agreements will be collateralized at settlement.
(c)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2013, these securities amounted to $602,270,000 or approximately 3.1% of net assets.
(d)	Unless noted, all repurchase agreements were entered into on February 28, 2013. Additional information on Joint Repurchase Agreement Account I and III appears on pages 53-55.
(e)	The instrument is subject to a demand feature.
(f)	Security has been determined to be illiquid by the Investment Adviser. At February 28, 2013, these securities amounted to $525,000,000 or approximately 2.7% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
COPS	—Certificates of Participation
FGIC	—Insured by Financial Guaranty Insurance Co.
GO	—General Obligation
GTY AGMT	—Guaranty Agreement
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MBIA	—Insured by Municipal Bond Investors Assurance
NATL-RE	—National Reinsurance Corp.
RB	—Revenue Bond
RMKT	—Remarketed
ROCS	—Reset Option Certificates
RR	—Revenue Refunding
SPA	—Stand-by Purchase Agreement
SPEARS	—Short Puttable Exempt Adjustable Receipts
TANS	—Tax Anticipation Notes
VRDN	—Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.	29

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments

February 28, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – 101.2%
California – 98.4%
Abag Finance Authority For Nonprofit Corporations VRDN RB for Sharp Healthcare Series 2009-C (Citibank N.A., LOC)
$300,000	0.130%	03/07/13	$300,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area CR-PT-4708 Series 2011(Bank of America N.A., LIQ)(a)
1,000,000	0.110	03/07/13	1,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area SPEARS Series 2011-DB-1043 (Deutsche Bank A.G., LIQ)(a)
2,600,000	0.130	03/07/13	2,600,000
California Educational Facilities Authority VRDN RB for California Institute of Technology Floater Certificates Series 2009-42C (GO of Institution) (Wells Fargo & Co., LIQ)(a)
995,000	0.100	03/07/13	995,000
California Educational Facilities Authority VRDN RB for University of Southern California Floater Trust Series 2009-11B Reg D (Barclays Bank PLC, LIQ)(a)
2,300,000	0.120	03/07/13	2,300,000
California Educational Facilities Authority VRDN RB for University of Southern California Floaters Series 2010-3144 (Morgan Stanley Bank, LIQ)(a)
5,600,000	0.080	03/01/13	5,600,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank N.A., LIQ)(a)
690,000	0.120	03/07/13	690,000
California Educational Facilities Authority VRDN RB for California Institute of Technology Series 2006-B (GO of Institution)
1,200,000	0.080	03/07/13	1,200,000
California Educational Facilities Authority VRDN RB for Claremont McKenna College Putters Series 2009-3580 (JPMorgan Chase Bank, LIQ)(a)
2,025,000	0.120	03/07/13	2,025,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1993 L
1,650,000	0.080	03/07/13	1,650,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1996 L-4
1,940,000	0.080	03/07/13	1,940,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1997 L-5
900,000	0.080	03/07/13	900,000
California Educational Facilities Authority VRDN RB for University of Southern California Eagle Series 2007-0064 Class A (Citibank N.A., LIQ)
1,000,000	0.120	03/07/13	1,000,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2008-2953 (JPMorgan Chase Bank, LIQ)
2,300,000	0.120	03/07/13	2,300,000
California GO VRDN SPEARS Series 2007-DB-457 (AGM) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)
1,725,000	0.160	03/07/13	1,725,000
California Health Facilities Financing Authority VRDN RB Floater Series 2012 0-48 (Royal Bank of Canada, LIQ)(a)
4,000,000	0.100	03/07/13	4,000,000
California Health Facilities Financing Authority VRDN RB Floaters Series 2007-1858 (GTY AGMT-Wells Fargo & Co.) (Wells Fargo & Co., LIQ)
1,387,000	0.110	03/07/13	1,387,000
California Health Facilities Financing Authority VRDN RB Adventist Health System P-Floats Series 2011-PT-4699 (NATL-RE) (GTY AGMT-Bank of America N.A.) (Bank of America N.A., LIQ)(a)
1,800,000	0.280	03/07/13	1,800,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
California – (continued)
California Health Facilities Financing Authority VRDN RB Adventist Health System WEST Series 2009-B (U.S. Bank N.A., LOC)
$2,700,000	0.070%	03/01/13	$2,700,000
California Health Facilities Financing Authority VRDN RB for Providence Health Services Putters Series 2010-3630 (JPMorgan Chase Bank, LIQ)(a)
2,440,000	0.120	03/07/13	2,440,000
California Health Facilities Financing Authority VRDN RB for Sutter Health ROCS RR-II R-11952 Series 2011 (Citibank N.A., LIQ)(a)
1,500,000	0.120	03/07/13	1,500,000
California Health Facilities Financing Authority VRDN RB for Dignity Health SPEARS Series 2012-DBE-1083 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
900,000	0.170	03/07/13	900,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Series 2008-B-1
5,000,000	0.090	03/07/13	5,000,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J. Paul Getty Series 2007 A-1 RMKT
3,265,000	2.500	04/01/13	3,271,265
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Series 2010 A (GTY AGMT-Chevron Corp.)
5,050,000	0.070	03/01/13	5,050,000
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Series 2010 C (GTY AGMT-Chevron Corp.)
750,000	0.070	03/01/13	750,000
California RANS Series 2012 A-2
3,100,000	2.500	06/20/13	3,121,346
California School Cash Reserve Program Authority TRANS Series 2012 J
1,000,000	2.000	05/01/13	1,002,885
California School Cash Reserve Program Authority TRANS Series 2013 CC
1,000,000	2.000	12/31/13	1,014,733
California School Cash Reserve Program Authority TRANS Series 2013 W
1,000,000	2.000	01/31/14	1,015,756
California School Cash Reserve Program Authority TRANS Series 2013 Y
2,665,000	2.000	10/01/13	2,692,723
California State Department of Water Resources CP Series 2013-1 (Bank of Montreal)
1,000,000	0.160	04/03/13	1,000,000
California State Department of Water Resources RB Series 2010 M
750,000	4.000	05/01/13	754,713
1,700,000	5.000	05/01/13	1,713,632
California State Department of Water Resources RB Series 2011 N
370,000	5.000	05/01/13	372,945
California State Department of Water Resources RB Series 2013 AM(b)
3,000,000	5.000	12/01/13	3,105,090
California State Department of Water Resources VRDN RB Putters Series 2012-4059 (JPMorgan Chase Bank, LIQ)(a)
2,320,000	0.110	03/01/13	2,320,000
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC-CR AGM) (Citibank N.A., LIQ)
3,000,000	0.160	03/07/13	3,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2012-08-B
1,500,000	0.220	07/03/13	1,500,000

30	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
California – (continued)
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2012-9B-1
$1,000,000	0.240%	07/01/13	$1,000,000
750,000	0.260	08/01/13	750,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2012 K
1,000,000	0.250	08/19/13	1,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2013-09-D
2,000,000	0.220	10/01/13	2,000,000
California Statewide Communities Development Authority VRDN PCRB Refunding for Chevron USA Inc. Project Series 2002 (GTY AGMT-Chevron Corp.)
3,700,000	0.070	03/01/13	3,700,000
California Statewide Communities Development Authority VRDN RB for Health Facility Community Hospital Monterey Peninsula Series 2011 B (U.S. Bank N.A., LOC)
7,800,000	0.100	03/07/13	7,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 L
1,900,000	0.100	03/07/13	1,900,000
California Statewide Communities Development Authority VRDN RB for Sweep Lane Program Series 2007 A (U.S. Bank N.A., LOC)
2,500,000	0.080	03/07/13	2,500,000
California University VRDN RB Floater Trust Series 2008 K37W (AGM) (Citibank N.A., LIQ)
1,475,000	0.260	03/07/13	1,475,000
Chino Basin Regional Financing Authority VRDN RB Refunding for Inland Empire Utilities Series 2008 B (Union Bank N.A., LOC)
2,400,000	0.100	03/07/13	2,400,000
City of Newport Beach VRDN RB Refunding for Hoag memorial Hospital Series 2008 D (JPMorgan Chase Bank N.A., LOC)
500,000	0.100	03/07/13	500,000
City of Pasadena VRDN COPS Refunding Series 2008 A (Bank of America N.A., LOC)
2,000,000	0.130	03/07/13	2,000,000
Desert Community College District GO VRDN Floaters Series 2009-3016 (AGM) (Deutsche Bank A.G.)(a)
3,035,000	0.170	03/07/13	3,035,000
East Bay Municipal Utility District VRDN RB Wastewater System Refunding Series 2008 A-4 RMKT (Bank of America N.A., SPA)
1,200,000	0.120	03/07/13	1,200,000
East Bay Municipal Utility District VRDN RB Wastewater System Refunding Series 2008 C RMKT (Bank of America N.A., SPA)
6,100,000	0.120	03/07/13	6,100,000
Glendale VRDN COPS for Police Building Project Series 2000 (Morgan Guaranty Trust, SPA)
7,100,000	0.140	03/07/13	7,100,000
Harbor Department of the City of Los Angeles CP Series 2013 B-1 (Mizuho Corp. Bank Ltd., LIQ)
3,000,000	0.200	03/04/13	3,000,000
Irvine Ranch Water District VRDN Special Assessment Consolidated Series 2009 B (Bank of America N.A., LOC)
1,700,000	0.120	03/01/13	1,700,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
California – (continued)
Irvine Ranch Water District VRDN Special Assessment Series 1995 (Sumitomo Mitsui Banking Corp., LOC)
$1,900,000	0.090%	03/07/13	$1,900,000
Los Angeles Community College District GO Series 2006 E (AGM)
1,600,000	5.000	08/01/13	1,632,050
Los Angeles Community College District GO VRDN Series 2011-O-4 (Royal Bank of Canada, LIQ)(a)
2,500,000	0.100	03/07/13	2,500,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA, LIQ)
5,900,000	0.110	03/07/13	5,900,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA, LIQ)
5,200,000	0.090	03/07/13	5,200,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA, LIQ)
2,436,000	0.090	03/07/13	2,436,000
Los Angeles County Metropolitan Transportation Authority Sales Tax RB Proposition A First Tier Senior Series 2005 A (AMBAC)
460,000	5.000	07/01/13	467,227
Los Angeles County Schools Pooled Financing Program TRANS Series 2013 C-6
2,000,000	2.000	12/31/13	2,029,125
Los Angeles County Schools Pooled Financing Program TRANS Series 2012 B-4
500,000	2.000	10/01/13	505,118
Los Angeles Department of Airports Municipal Trust Receipts VRDN RB for Los Angeles International Airport Floater Trust Series 2010-27B (Barclays Bank PLC, LIQ)(a)
1,600,000	0.140	03/07/13	1,600,000
Los Angeles Department of Airports Municipal Trust Receipts VRDN RB for Los Angeles International Airport Floater Trust Series 2010-80W (Barclays Bank PLC, LIQ)(a)
5,245,000	0.120	03/07/13	5,245,000
Los Angeles Department of Airports VRDN RB Floater Series 2012-0-30 (Royal Bank of Canada, LIQ)(a)
2,200,000	0.100	03/07/13	2,200,000
Los Angeles Department of Water & Power RB Series 2011 A
3,455,000	4.000	07/01/13	3,498,903
Los Angeles Department of Water & Power VRDN RB Putters Series 2012-4221 (JPMorgan Chase Bank, LIQ)(a)
2,970,000	0.110	03/01/13	2,970,000
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-5 (Barclays Bank PLC, SPA)
2,000,000	0.090	03/07/13	2,000,000
Los Angeles Department of Water & Power VRDN RB ROCS RR-II R-12322 Series 2011 (AGM-CR AMBAC) (Citibank N.A.)(a)
3,450,000	0.110	03/01/13	3,450,000
Metropolitan Water District of Southern California VRDN RB Refunding Series 2008 A-2 (Barclays Bank PLC, SPA)
15,000	0.090	03/07/13	15,000
Metropolitan Water District of Southern California VRDN RB Refunding Series 2011 A-2
600,000	0.260	06/01/13	600,000
Metropolitan Water District of Southern California VRDN RB Refunding Series 2011 A-4
3,000,000	0.260	06/01/13	3,000,330

The accompanying notes are an integral part of these financial statements.	31

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments (continued)

February 28, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
California – (continued)
Orange County Apartment Development VRDN RB Refunding for Park Ridge Villas Series 1998 (FNMA, LIQ)
$4,000,000	0.100%	03/07/13	$4,000,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC, LIQ)
2,600,000	0.100	03/07/13	2,600,000
Orange County Sanitation District TRANS Series 2012
5,000,000	2.000	10/30/13	5,059,452
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase Bank, LIQ)(a)
2,000,000	0.140	03/07/13	2,000,000
Orange County Water District VRDN COPS Putters Series 2010-3686Z (JPMorgan Chase Bank, LIQ)(a)
2,000,000	0.120	03/07/13	2,000,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 C-RMKT (FNMA, LIQ)
2,550,000	0.100	03/07/13	2,550,000
Sacramento Suburban Water District VRDN COPS Refunding Series 2009 A (Sumitomo Mitsui Banking Corp., LOC)
2,000,000	0.100	03/07/13	2,000,000
San Diego Community College District GO VRDN Floater Series 2011-0-8 (Royal Bank of Canada, LIQ)(a)
1,000,000	0.100	03/07/13	1,000,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank N.A., LIQ)(a)
570,000	0.120	03/07/13	570,000
San Diego County & School District TRANS Series 2012 B-2 (GO of Participants)
1,000,000	2.000	04/30/13	1,002,787
San Diego County Water Authority CP Series 2013-95-1
4,965,000	0.170	03/01/13	4,965,000
San Diego Unified School District GO TRANS Series 2012 A-2
3,000,000	2.000	06/28/13	3,017,287
San Diego Unified School District GO VRDN Floater Series 2011-97C (AGM) (Wells Fargo Bank N.A., LIQ)(a)
800,000	0.100	03/07/13	800,000
San Francisco City & County Public Utilities Commission Water CP Series 2013 A-2 (U.S. Bank N.A.)
500,000	0.150	03/13/13	500,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floater Certificates Series 2012-63C (Wells Fargo Bank N.A., LIQ)(a)
1,635,000	0.100	03/07/13	1,635,000
Santa Clara County Financing Authority VRDN RB Refunding for Multiple Facilities Projects Series 2008 M (Bank of America N.A., LOC)
5,600,000	0.120	03/07/13	5,600,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding Series 2008 B (Barclays Bank PLC, SPA)
2,200,000	0.080	03/07/13	2,200,000
Southern California Public Power Authority RB for Milford Corridor Series 2010-PJ-1
1,000,000	5.000	07/01/13	1,015,396
Southern California Public Power Authority VRDN RB for Milford Wind Corridor Phase II Project SPEARS Series 2012-DB-1048 (Deutsche Bank A.G., LIQ)
1,000,000	0.130	03/07/13	1,000,000
Southern California Public Power Authority VRDN RB Refunding for Magnolia Power Project Series 2009 A-1 (U.S. Bank N.A., LOC)
2,050,000	0.090	03/07/13	2,050,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
California – (continued)
State of California GO Series 2004
$1,000,000	5.000%	02/01/14	$1,044,053
State of California GO Refunding Series 2005
1,150,000	5.000	03/01/14	1,204,111
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank, LIQ)
2,500,000	0.120	03/07/13	2,500,000
University of California VRDN RB Putters Series 2012-4040 (AGM) (JPMorgan Chase Bank, LIQ)(a)
2,000,000	0.110	03/01/13	2,000,000
University of California VRDN RB Floater Trust Series 2012-12UX (Barclays Bank PLC, LIQ)(a)
1,000,000	0.130	03/07/13	1,000,000
University of California VRDN RB ROCS RR-II R-11661 Series 2008 (AGM) (Citibank N.A., LIQ)
2,000,000	0.140	03/07/13	2,000,000
University of California VRDN RB ROCS RR-II R-12328 Series 2012 (AGM) (Citibank N.A., LIQ)(a)
3,500,000	0.110	03/01/13	3,500,000
Victor Valley Community College District GO VRDN Floater Certificates Series 2009-34C (Wells Fargo & Co., LIQ)(a)
3,000,000	0.100	03/07/13	3,000,000
West Basin Municipal Water District VRDN COPS Putters Series 2012-4210 (Assured GTY) (JPMorgan Chase Bank N.A., LIQ)(a)
1,795,000	0.120	03/07/13	1,795,000
West Basin Municipal Water District VRDN COPS Refunding Series 2008 A-1 (Citibank N.A., SPA)
3,205,000	0.170	03/07/13	3,205,000
West Basin Municipal Water District VRDN COPS Refunding Series 2008 A-2 (Citibank N.A., SPA)
3,200,000	0.170	03/07/13	3,200,000

			243,958,927

Puerto Rico – 2.8%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2009-10B (Barclays Bank PLC, LIQ)(a)
1,000,000	0.220	03/07/13	1,000,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2010-65W (Barclays Bank PLC, LIQ)(a)
2,600,000	0.220	03/07/13	2,600,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS-RR-II R-11764 Series 2009 (Citibank N.A., LIQ)(a)
1,200,000	0.140	03/07/13	1,200,000
Puerto Rico Sales Tax Financing Corp. VRDN RB SPEARS Series 2011-DB-1041 (Deutsche Bank A.G., LIQ)(a)
2,200,000	0.130	03/07/13	2,200,000

			7,000,000

TOTAL INVESTMENTS – 101.2%			$250,958,927

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%			(2,887,337)

NET ASSETS – 100.0%			$248,071,590

32	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2013, these securities amounted to $75,470,000 or approximately 30.4% of net assets.
(b)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
COPS	—Certificates of Participation
CP	—Commercial Paper
CR	—Custodial Receipts
FHLMC	—Insured by Federal Home Loan Mortgage Corp.
FNMA	—Insured by Federal National Mortgage Association
GO	—General Obligation
GTY AGMT	—Guaranty Agreement
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MF Hsg	—Multi-Family Housing
NATL-RE	—National Reinsurance Corp.
PCRB	—Pollution Control Revenue Bond
RANS	—Revenue Anticipation Notes
RB	—Revenue Bond
RMKT	—Remarketed
ROCS	—Reset Option Certificates
RR	—Revenue Refunding
SPA	—Stand-by Purchase Agreement
SPEARS	—Short Puttable Exempt Adjustable Receipts
TRANS	—Tax Revenue Anticipation Notes
VRDN	—Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.	33

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments

February 28, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – 99.9%
New York – 98.9%
Buffalo Municipal Water Finance Authority Water Systems VRDN RB Refunding Series 2008 (JPMorgan Chase Bank N.A., LOC)
$7,400,000	0.110%	03/07/13	$7,400,000
County of Onondaga, New York Trust for Cultural Resources VRDN RB for Syracuse University Project Series 2010 A (Wells Fargo Bank N.A., LOC)
3,300,000	0.100	03/07/13	3,300,000
County of Westchester, New York GO Series 2010 B
1,350,000	3.000	06/01/13	1,359,612
County of Westchester, New York GO Series 2010 C-1
2,255,000	5.000	06/01/13	2,282,341
Erie County Fiscal Stability Authority RB Sales Tax & State Aid Secured Series 2010 A
700,000	4.000	05/15/13	705,165
Erie County IDA School Facility VRDN RB for City School District Buffalo Project Series 2008-3053X (AGM) (Bank of America N.A., LIQ)
2,200,000	0.250	03/07/13	2,200,000
Metropolitan Transportation Authority Dedicated Tax Fund VRDN RB Series 2002 Subseries B-1 RMKT (State Street B&T Co., LOC)
6,400,000	0.100	03/07/13	6,400,000
Monroe County Industrial Development Corp. VRDN RB Floater Series 2011-98C (Wells Fargo Bank N.A., LIQ) (GTY AGMT-Wells Fargo Bank N.A.)(a)
1,000,000	0.100	03/07/13	1,000,000
Nassau County IDA Civic Facility VRDN RB Refunding & Improvement for Cold Spring Harbor Laboratory Series 1999 RMKT (TD Bank N.A., SPA)
6,760,000	0.090	03/01/13	6,760,000
Nassau County, New York Interim Finance Authority VRDN RB Series 2008 D-2 (JPMorgan Chase Bank N.A., SPA)
600,000	0.120	03/07/13	600,000
New York City GO Series 2002 C
125,000	5.500	08/01/13	125,000
New York City GO Series 2003 E
500,000	5.250	08/01/13	510,422
New York City GO Series 2003 G Subseries G-3
2,990,000	2.000	08/01/13	3,012,387
New York City GO VRDN Series 1993 Subseries B-2 (JPMorgan Chase Bank N.A., LOC)
500,000	0.110	03/01/13	500,000
New York City GO VRDN Series 2006 I Subseries I-3 (Bank of America N.A., LOC)
2,350,000	0.130	03/01/13	2,350,000
New York City GO VRDN Series 2006 I Subseries I-4 (Bank of New York Mellon, LOC)
200,000	0.100	03/07/13	200,000
New York City Health & Hospital Corp. VRDN RB Health System Series 2008 B (GO of Corp.) (TD Bank N.A., LOC)
3,500,000	0.100	03/07/13	3,500,000
New York City Health & Hospital Corp. VRDN RB Health System Series 2008 C (GO of Corp.) (TD Bank N.A., LOC)
3,100,000	0.100	03/07/13	3,100,000
New York City Health & Hospital Corp. VRDN RB Health System Series 2008 E (GO of Corp.) (JPMorgan Chase Bank N.A., LOC)
1,960,000	0.110	03/07/13	1,960,000
New York City Housing Development Corp. MF Hsg VRDN RB Series 2012 M
2,200,000	0.200	10/01/13	2,200,000

Municipal Debt Obligations – (continued)
New York – (continued)
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2006 CC-2 (Bank of Nova Scotia, SPA)
$2,300,000	0.100%	03/01/13	$2,300,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2007 BB-2 (Bank of America N.A., SPA)
4,300,000	0.120	03/01/13	4,300,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2012 Subseries B-2 (California Public Employees Retirement System, SPA)
1,100,000	0.100	03/01/13	1,100,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2012 Subseries B-3 (State Street B&T Co., SPA)
1,300,000	0.100	03/01/13	1,300,000
New York City Transitional Finance Authority Building Aid RB Series 2011 Subseries S-1A (State Aid Withholding)
1,000,000	3.000	07/15/13	1,010,448
New York City Transitional Finance Authority Future Tax Secured RB Series 2011 A
1,205,000	4.000	11/01/13	1,235,542
New York City Transitional Finance Authority Future Tax Secured RB Series 2011 D
705,000	5.000	02/01/14	735,462
New York City Transitional Finance Authority Future Tax Secured RB Series 2011 Subseries D-1
2,000,000	3.000	11/01/13	2,037,156
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1A (Landesbank Hessen-Thueringen Girozentrale, LIQ)
2,240,000	0.140	03/07/13	2,240,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3G (Bank of NY Mellon, SPA)
2,700,000	0.100	03/07/13	2,700,000
New York City Trust for Cultural Resources VRDN RB Austin Trust Certificates for Museum of Modern Art Series 2008-3316 (Bank of America N.A., LIQ)(a)
6,200,000	0.150	03/07/13	6,200,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT
3,950,000	0.100	03/07/13	3,950,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
4,600,000	0.100	03/07/13	4,600,000
New York City Trust for Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase Bank N.A., LOC)
3,035,000	0.100	03/07/13	3,035,000
New York City Trust for Cultural Resources VRDN RB for The Juilliard School ROCS-RR-II R-11927 Series 2011 (Citibank N.A., LIQ)(a)
2,400,000	0.120	03/07/13	2,400,000
New York City Trust for Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B1 (U.S. Bank N.A., SPA)
3,000,000	0.090	03/07/13	3,000,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)
7,700,000	0.110	03/07/13	7,700,000
New York State Dormitory Authority Non-State Supported Debt RB for School District Financing Program Series 2012 F (State Aid Withholding)
1,485,000	3.000	10/01/13	1,508,422

34	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
New York – (continued)
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Columbia University Series 2009 A
$3,480,000	0.090%	03/07/13	$3,480,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Floater Certificates Series 2011-3C (Wells Fargo Bank N.A., LIQ)(a)
2,600,000	0.100	03/07/13	2,600,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York University Putters Series 2008-3233Z (JPMorgan Chase Bank N.A., LIQ)(a)
1,100,000	0.120	03/07/13	1,100,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University ROCS-RR-II R-11944 Series 2011 (Citibank N.A., LIQ)(a)
1,000,000	0.110	03/07/13	1,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2009 B (U.S. Bank N.A., SPA)
6,300,000	0.100	03/07/13	6,300,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2006 A-1 RMKT (Wells Fargo Bank N.A., LOC)
2,000,000	0.100	03/07/13	2,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Floaters Series 2007-1861 (Wells Fargo Bank N.A., LIQ)
5,045,000	0.110	03/07/13	5,045,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Putters Series 2008-3204 (JPMorgan Chase Bank N.A., LIQ)(a)
2,900,000	0.120	03/07/13	2,900,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 A RMKT (HSBC Bank USA N.A., SPA)
2,100,000	0.110	03/07/13	2,100,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A., SPA)
3,885,000	0.110	03/07/13	3,885,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 A RMKT (TD Bank N.A., LOC)
1,920,000	0.100	03/07/13	1,920,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 B RMKT (TD Bank N.A., LOC)
3,255,000	0.100	03/07/13	3,255,000
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible (HSBC Bank USA N.A., LOC)
3,395,000	0.110	03/01/13	3,395,000
New York State Dormitory Authority VRDN RB for Columbia University Series 2003 B RMKT
4,865,000	0.090	03/07/13	4,865,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Cancer Center Putters Series 2008-3201 (JPMorgan Chase Bank N.A., LIQ)(a)
1,800,000	0.120	03/07/13	1,800,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Cancer Center Putters Series 2008-3209 (JPMorgan Chase Bank N.A., LIQ)(a)
3,555,000	0.120	03/07/13	3,555,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA, LIQ)
2,600,000	0.110	03/07/13	2,600,000

Municipal Debt Obligations – (continued)
New York – (continued)
New York State Housing Finance Agency VRDN RB for 600 West 42nd Street Series 2009 A RMKT (FNMA, LIQ)
$1,000,000	0.100%	03/07/13	$1,000,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA, LIQ)
1,800,000	0.110	03/07/13	1,800,000
New York State Housing Finance Agency VRDN RB for Taconic Housing West 17th Street Series 2009 A (FNMA, LIQ)
3,000,000	0.100	03/07/13	3,000,000
New York State Liberty Development Corp. VRDN RB for 4 World Trade Center Project SPEARS Series 2011-DB-1036X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
7,200,000	0.160	03/07/13	7,200,000
New York State Local Government Assistance Corp. RB Refunding Senior Lien Series 2008 A
1,400,000	5.000	04/01/13	1,405,596
New York State Local Government Assistance Corp. RB Series 2008 C (GO of Corp.)
1,000,000	5.000	04/01/13	1,004,062
New York State Local Government Assistance Corp. VRDN RB Austin Trust Certificates Series 2008-3506 (AGM-CR GO of Corp.) (Bank of America N.A., LIQ)
2,000,000	0.150	03/07/13	2,000,000
New York State Power Authority CP Series 2013-1
7,500,000	0.140	04/09/13	7,500,000
New York State Thruway Authority RB for Second General Highway & Bridge Trust Fund Series 2010 A
1,750,000	5.000	04/01/13	1,757,090
New York State Thruway Authority RB for Second General Highway & Bridge Trust Fund Series 2011 A-2
1,520,000	4.000	04/01/13	1,524,827
Northport-East Northport Union Free School District Series 2012 (State Aid Withholding)
1,500,000	2.000	06/27/13	1,508,444
Port Authority of New York & New Jersey CP Series 2013-B
2,420,000	0.150	05/14/13	2,420,000
Port Authority of New York & New Jersey VRDN RB Floater Trust Series 2011-17B (GO of Authority) (Barclays Bank PLC, LIQ)(a)
2,150,000	0.120	03/07/13	2,150,000
Port Authority of New York & New Jersey VRDN RB ROCS-RR-II R-664 Series 2006 (Citibank N.A., LIQ)
2,130,000	0.120	03/07/13	2,130,000
Town of Islip, New York GO Refunding Series 2012
1,000,000	2.000	05/15/13	1,003,785
Triborough Bridge & Tunnel Authority VRDN RB General Series 2002 F (Helaba, SPA)
2,000,000	0.160	03/01/13	2,000,000
Triborough Bridge & Tunnel Authority VRDN RB General Series 2005 A-1 RMKT (GO of Authority) (California Public Employees Retirement System, LOC)
3,100,000	0.100	03/01/13	3,100,000

			195,120,761

The accompanying notes are an integral part of these financial statements.	35

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments (continued)

February 28, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Puerto Rico – 1.0%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2009-10B (Barclays Bank PLC, LIQ)(a)
$1,200,000	0.220%	03/07/13	$1,200,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS-RR-II R-11764 Series 2009 (Citibank N.A., LIQ)(a)
800,000	0.140	03/07/13	800,000

			2,000,000

TOTAL INVESTMENTS – 99.9%			$197,120,761

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			146,668

NET ASSETS – 100.0%			$197,267,429

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)

Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2013, these securities amounted to $33,905,000 or approximately 17.2% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
CP	—Commercial Paper
CR	—Custodial Receipts
FNMA	—Insured by Federal National Mortgage Association
GO	—General Obligation
GTY AGMT	—Guaranty Agreement
IDA	—Industrial Development Agency
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MF Hsg	—Multi-Family Housing
RB	—Revenue Bond
RMKT	—Remarketed
ROCS	—Reset Option Certificates
RR	—Revenue Refunding
SPA	—Stand-by Purchase Agreement
SPEARS	—Short Puttable Exempt Adjustable Receipts
VRDN	—Variable Rate Demand Notes

36	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments

February 28, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – 99.5%
Alabama – 3.3%
Alabama Special Care Facilities Financing Authority VRDN RB Birmingham for Ascension Health Senior Credit Putters Series 2008-2959 (JPMorgan Chase Bank N.A., LIQ)
$6,370,000	0.120%	03/07/13	$6,370,000
Alabama Special Care Facilities Financing Authority VRDN RB for Solar Eclipse Series 2007-0046 (U.S. Bank N.A., LOC) (U.S. Bank N.A., LIQ)
16,550,000	0.110	03/07/13	16,550,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A
21,000,000	0.110	03/01/13	21,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B
25,000,000	0.110	03/01/13	25,000,000
East Alabama Health Care Authority VRDN RB Series 2012 B
15,000,000	0.140	03/07/13	15,000,000
Huntsville Health Care Authority CP Series 2013
29,000,000	0.140	03/01/13	29,000,000
20,000,000	0.180	06/03/13	20,000,000
7,500,000	0.200	06/03/13	7,500,000
25,000,000	0.200	07/01/13	25,000,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998
37,290,000	0.110	03/07/13	37,290,000

			202,710,000

Alaska – 1.9%
Alaska Housing Finance Corp. Home Mortgage VRDN RB Series 2009 A
79,530,000	0.100	03/07/13	79,530,000
Alaska Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 B RMKT (GO of Corp.)
22,900,000	0.110	03/07/13	22,900,000
Alaska Industrial Development & Export Authority VRDN RB for Providence Health Services Floater Series 2012-0-49 (Royal Bank of Canada, LIQ)(a)
3,365,000	0.110	03/07/13	3,365,000
City of Valdez Marine Terminal VRDN RB Floater Certificates Series 2011-73C (GTY AGMT-Wells Fargo Bank N.A.) (Wells Fargo Bank N.A., LIQ)(a)
9,610,000	0.100	03/07/13	9,610,000

			115,405,000

Arizona – 2.5%
Arizona Health Facilities Authority VRDN RB for Banner Health P-Floats-PT-4695 Series 2011 (Bank of America N.A., LIQ)(a)
10,500,000	0.240	03/07/13	10,500,000
Arizona Health Facilities Authority VRDN RB for Banner Health Putters Series 2012-4215 (JPMorgan Chase Bank N.A., LIQ)(a)
44,195,000	0.110	03/01/13	44,195,000
Arizona Health Facilities Authority VRDN RB for Dignity Health SPEARS Series 2012-1082 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
18,500,000	0.160	03/07/13	18,500,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2008-3151 (JPMorgan Chase Bank N.A., LIQ)(a)
6,605,000	0.120	03/07/13	6,605,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2009-3466 (JPMorgan Chase Bank N.A., LIQ)(a)
4,065,000	0.120	03/07/13	4,065,000

Municipal Debt Obligations – (continued)
Arizona – (continued)
Maricopa County Industrial Development Authority VRDN RB Refunding for Christian Care Apartments Series 2005 A (FNMA, LIQ)
$10,620,000	0.110%	03/07/13	$10,620,000
Phoenix Civic Improvement Corp. Water System VRDN RB Putters Series 2009-3458 (JPMorgan Chase Bank N.A., LIQ)(a)
7,140,000	0.120	03/07/13	7,140,000
Phoenix GO VRDN Floaters Series 2007-1882 (Wells Fargo Bank N.A., LIQ)
17,200,000	0.110	03/07/13	17,200,000
Salt River Project Agricultural Improvement & Power District Electric System Municipal Trust Receipts VRDN RB Floater Trust Series 2010-21W (Barclays Bank PLC, LIQ)(a)
5,000,000	0.140	03/07/13	5,000,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Eagle Series 2006-0014 Class A (Citibank N.A., SPA)
13,275,000	0.110	03/07/13	13,275,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Floater Series 2009-40C (Wells Fargo & Co., LIQ)(a)
13,100,000	0.100	03/07/13	13,100,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Floaters Trust Series 2009-9W (Barclays Bank PLC, LIQ)(a)
4,050,000	0.140	03/07/13	4,050,000

			154,250,000

California – 13.1%
Bay Area Toll Authority California Toll Bridge VRDN RB Floater Certificates Series 2010-30C (GTY AGMT—Wells Fargo Bank N.A) (Wells Fargo Bank N.A., LIQ)(a)
22,425,000	0.100	03/07/13	22,425,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area SPEARS Series 2011-DB-1043 (Deutsche Bank A.G., LIQ)(a)
6,145,000	0.130	03/07/13	6,145,000
Bay Area Toll Authority California Toll Bridge VRDN RB Putters Series 2008-3130 (JPMorgan Chase Bank N.A., LIQ)(a)
6,145,000	0.120	03/07/13	6,145,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank N.A., LIQ)(a)
7,305,000	0.120	03/07/13	7,305,000
California GO VRDN SPEARS Series 2007-DB-457 (AGM) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)
11,500,000	0.160	03/07/13	11,500,000
California Health Facilities Financing Authority CP Series 2012 E
24,000,000	0.250	08/13/13	24,000,000
California Health Facilities Financing Authority VRDN RB Floater Certificates Series 2011-74C (GTY AGMT-Wells Fargo Bank N.A.) (Wells Fargo Bank N.A., LIQ)(a)
5,800,000	0.100	03/07/13	5,800,000
California Health Facilities Financing Authority VRDN RB Floaters Series 2007-1858 (GTY AGMT-Wells Fargo & Co.) (Wells Fargo & Co., LIQ)
11,793,000	0.110	03/07/13	11,793,000
California Health Facilities Financing Authority VRDN RB for Adventist Health System P-Floats Series 2011-PT-4699 (NATL-RE) (GTY AGMT-Bank of America N.A.) (Bank of America N.A., LIQ)(a)
19,920,000	0.280	03/07/13	19,920,000

The accompanying notes are an integral part of these financial statements.	37

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
California – (continued)
California Health Facilities Financing Authority VRDN RB for Dignity Health SPEARS Series 2012-DBE-1083 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
$12,095,000	0.170%	03/07/13	$12,095,000
California RANS Series 2012 A-2
60,325,000	2.500	06/20/13	60,741,142
California School Cash Reserve Program Authority Series 2012 J
24,000,000	2.000	05/01/13	24,069,238
California School Cash Reserve Program Authority Series 2012 L
8,200,000	2.000	06/03/13	8,237,026
California School Cash Reserve Program Authority Series 2013 CC
4,000,000	2.000	12/31/13	4,058,934
California School Cash Reserve Program Authority Series 2013 W
18,550,000	2.000	01/31/14	18,842,279
California School Cash Reserve Program Authority Series 2013 Y
89,800,000	2.000	10/01/13	90,734,169
California State Department of Water Resources CP Series 2013-1 (Bank of Montreal)
6,487,000	0.160	04/03/13	6,487,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2012 9B-3
9,500,000	0.240	04/05/13	9,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2012-04-I
27,500,000	0.250	07/08/13	27,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2012-08-B
48,500,000	0.220	07/03/13	48,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2012-9B-1
12,000,000	0.240	07/01/13	12,000,000
9,250,000	0.260	08/01/13	9,250,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2013-9B-2
3,000,000	0.220	10/01/13	3,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2013-09-D
28,000,000	0.220	10/01/13	28,000,000
California Statewide Communities Development Authority CP Series 2012 K
6,000,000	0.250	08/19/13	6,000,000
California Statewide Communities Development Authority Series CP 2013 D
23,000,000	0.240	09/05/13	23,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-11672 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)(a)
10,035,000	0.120	03/07/13	10,035,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-1563 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)
9,800,000	0.140	03/07/13	9,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente SPEARS Series 2012-DBE-1065 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
15,315,000	0.160	03/07/13	15,315,000
California University VRDN RB Floater Trust Series 2008 K37W (AGM) (Citibank N.A., LIQ)
19,000,000	0.260	03/07/13	19,000,000

Municipal Debt Obligations – (continued)
California – (continued)
Desert Community College District GO VRDN Floaters Series 2009-3016 (AGM) (Deutsche Bank A.G., LIQ)(a)
$3,000,000	0.170%	03/07/13	$3,000,000
Harbor Department of the City of Los Angeles CP Series 2013 B-1 (Mizuho Corp. Bank Ltd., LIQ)
12,000,000	0.200	03/04/13	12,000,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA, LIQ)
10,800,000	0.110	03/07/13	10,800,000
Los Angeles County Schools Pooled Financing Program TRANS Series 2012 B-4
4,500,000	2.000	10/01/13	4,546,065
Los Angeles County Schools Pooled Financing Program TRANS Series 2013 C-3
2,500,000	2.000	12/31/13	2,535,558
Los Angeles County Schools Pooled Financing Program TRANS Series 2013 C-5
3,000,000	2.000	11/29/13	3,039,515
Los Angeles County Schools Pooled Financing Program TRANS Series 2013 C-6
4,000,000	2.000	12/31/13	4,058,249
Los Angeles Department of Water & Power RB Series 2011 A
10,000,000	4.000	07/01/13	10,127,071
Los Angeles Department of Water & Power VRDN RB Putters Series 2009-3422 (JPMorgan Chase Bank N.A., LIQ)(a)
8,795,000	0.120	03/07/13	8,795,000
Orange County Sanitation District TRANS Series 2012
45,700,000	2.000	10/30/13	46,242,790
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase Bank, LIQ)(a)
5,350,000	0.140	03/07/13	5,350,000
San Diego Community College District GO VRDN Austin Trust Certificates Series 2008-3020X (AGM) (Bank of America N.A., LIQ)
6,000,000	0.150	03/07/13	6,000,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank N.A., LIQ)(a)
5,470,000	0.120	03/07/13	5,470,000
San Diego County & School District TRANS Series 2012 B-2 (GO of Participants)
8,440,000	2.000	04/30/13	8,463,526
San Diego Unified School District GO TRANS Series 2012 A-2
28,000,000	2.000	06/28/13	28,161,345
San Diego Unified School District GO VRDN Floater Series 2011-97C (AGM) (Wells Fargo Bank N.A., LIQ)(a)
8,800,000	0.100	03/07/13	8,800,000
San Francisco City & County Public Utilities Commission Water CP Series 2013 A-2 (U.S. Bank N.A., LOC)
19,500,000	0.150	03/13/13	19,500,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floaters Series 2007-2190 (AGM) (Wells Fargo Bank N.A., LIQ)
5,000,000	0.140	03/07/13	5,000,000
Santa Rosa Wastewater VRDN RB SPEARS Series 2007-DBE-395 (AMBAC) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)
5,080,000	0.190	03/07/13	5,080,000
Southern California Public Power Authority VRDN RB for Milford Wind Corridor Phase II Project SPEARS Series 2012-DB-1048 (Deutsche Bank A.G., LIQ)
7,860,000	0.130	03/07/13	7,860,000
State of California GO Series 2004
9,155,000	5.000	02/01/14	9,558,303

38	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
California – (continued)
University of California VRDN RB Floater Trust Series 2012-12UX (Barclays Bank PLC, LIQ)(a)
$7,800,000	0.130%	03/07/13	$7,800,000
University of California VRDN RB Putters Series 2012-4040 (AGM) (JPMorgan Chase Bank)(a)
23,825,000	0.110	03/01/13	23,825,000
West Basin Municipal Water District VRDN COPS Putters Series 2012-4210 (Assured GTY) (JPMorgan Chase Bank N.A., LIQ)(a)
4,640,000	0.120	03/07/13	4,640,000
West Basin Municipal Water District VRDN COPS Refunding Series 2008 A-2 (Citibank N.A., SPA)
900,000	0.170	03/07/13	900,000

			812,750,210

Colorado – 2.5%
City of Colorado Springs Utilities System VRDN RB Series 2012 A (U.S. Bank N.A., SPA)
46,020,000	0.110	03/07/13	46,020,000
Colorado Educational & Cultural Facilities Authority VRDN RB for Nature Conservancy Project Series 2012
9,600,000	0.120	03/07/13	9,600,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Putters Series 2013-4283Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,665,000	0.120	03/07/13	6,665,000
Colorado Health Facilities Authority VRDN RB for Sisters of Leavenworth Health System Floater Certificates Series 2012-0-15 (Royal Bank of Canada, LIQ)(a)
7,000,000	0.110	03/07/13	7,000,000
Colorado Springs Utilities Systems VRDN RB for Subordinated Lien Improvement Series 2005 A (Bank of Montreal, SPA)
23,650,000	0.120	03/07/13	23,650,000
Colorado Springs Utilities VRDN RB for Subordinated Lien Refunding Series 2000 A (Citibank N.A., SPA)
9,600,000	0.160	03/07/13	9,600,000
Colorado Springs Utilities VRDN RB for Subordinated Lien Series 2000 A (MBIA) (Bayerische Landesbank, SPA)
15,000,000	0.170	03/07/13	15,000,000
Colorado State Housing Finance Authority VRDN RB Series 2002 B-3 (FHA) (Barclays Bank PLC, SPA)
7,740,000	0.110	03/07/13	7,740,000
Denver City & County GO VRDN for Justice System Austin Trust Certificates Series 2008-1050 (Bank of America N.A., LIQ)
7,500,000	0.150	03/07/13	7,500,000
Denver City & County VRDN RB SPEARS Series 2012-DBE-1130X (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
14,205,000	0.160	03/07/13	14,205,000
Jefferson County School District GO Series 2012 (State Aid Withholding)
2,020,000	2.000	12/15/13	2,047,931
Jefferson County School District R-1 TANS Series 2012 A
5,635,000	1.500	06/28/13	5,658,574

			154,686,505

Connecticut – 2.3%
Connecticut Housing Finance Authority Housing Mortgage Finance Program VRDN RB Series 2011 C-1-RMKT (GO of Authority) (Barclays Bank PLC, SPA)
14,195,000	0.100	03/07/13	14,195,000

Municipal Debt Obligations – (continued)
Connecticut – (continued)
Connecticut State GO Series 2012 G
$25,000,000	1.500%	10/15/13	$25,201,365
Connecticut State GO VRDN Floater Certificates Series 2011-89C (Wells Fargo Bank N.A., LIQ)(a)
21,900,000	0.100	03/07/13	21,900,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Eagle 7 Series 2005-3031 Class A (Citibank N.A., LIQ)
34,000,000	0.110	03/07/13	34,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2861 (JPMorgan Chase Bank N.A., LIQ)
7,880,000	0.110	03/01/13	7,880,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-3185Z (JPMorgan Chase Bank N.A., LIQ)(a)
11,995,000	0.120	03/07/13	11,995,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2003 X-2
30,000,000	0.090	03/07/13	30,000,000

			145,171,365

Delaware – 0.3%
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services, Inc. Series 2008 B
16,475,000	0.100	03/07/13	16,475,000

District of Columbia – 2.4%
District of Columbia GO TRANS Series 2012
25,000,000	2.000	09/30/13	25,259,024
District of Columbia GO VRDN Floaters Series 2007-1920 (FGIC) (GTY AGMT- Wells Fargo Bank N.A.) (Wells Fargo Bank N.A., LIQ)
16,345,000	0.110	03/07/13	16,345,000
District of Columbia GO VRDN Putters Series 2012-4198 (AGC) (JPMorgan Chase Bank N.A., LIQ)(a)
20,000,000	0.110	03/01/13	20,000,000
District of Columbia Income Tax Secured VRDN RB Putters Series 2009-3354 (JPMorgan Chase Bank N.A., LIQ)(a)
7,080,000	0.120	03/07/13	7,080,000
District of Columbia Income Tax Secured VRDN RB Putters Series 2009-3369 (JPMorgan Chase Bank N.A., LIQ)(a)
4,500,000	0.120	03/07/13	4,500,000
District of Columbia Income Tax Secured VRDN RB Putters Series 2012-4093 (JPMorgan Chase Bank N.A., LIQ)(a)
5,685,000	0.110	03/01/13	5,685,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase Bank N.A., LIQ)(a)
8,330,000	0.120	03/07/13	8,330,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Putters Series 2012-4199 (JPMorgan Chase Bank N.A., LIQ)(a)
40,000,000	0.110	03/01/13	40,000,000
Metropolitan Washington Airports Authority CP Series 2012-2A-1 (Landesbank Baden-Wurttemberg, LOC)
21,000,000	0.270	04/03/13	21,000,000

			148,199,024

Florida – 2.5%
Broward County, Florida GO Refunding Series 2007 A
2,400,000	5.000	01/01/14	2,496,382

The accompanying notes are an integral part of these financial statements.	39

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Florida – (continued)
Florida State Board of Education GO VRDN Floater Certificates Series 2011-8C (Wells Fargo Bank N.A., LIQ)(a)
$8,800,000	0.100%	03/07/13	$8,800,000
Florida State Board of Education GO VRDN Putters Series 2008-2850 (State GTD) (JPMorgan Chase Bank N.A., LIQ)
7,425,000	0.120	03/07/13	7,425,000
Florida State Board of Education GO VRDN Putters Series 2010-3834Z (JPMorgan Chase Bank N.A., LIQ)(a)
9,000,000	0.120	03/07/13	9,000,000
Florida State GO VRDN for DOT – Right of Way Floater Certificate Series 2012-28C (Wells Fargo Bank N.A., LIQ)(a)
14,335,000	0.100	03/07/13	14,335,000
Florida State Turnpike Authority VRDN RB Floater Series 2013-4WX (Barclays Bank PLC, LIQ)(a)
5,860,000	0.130	03/07/13	5,860,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2514 (JPMorgan Chase Bank N.A., LIQ)
18,070,000	0.120	03/07/13	18,070,000
Highlands County Health Facilities Authority VRDN RB Refunding for Adventist Health System Series 2012 I-2
5,000,000	0.090	03/07/13	5,000,000
Jacksonville CP Series 2013 A (Landesbank Baden-Wurttemberg, LOC)
10,175,000	0.200	04/01/13	10,175,000
Jacksonville Electric Authority CP Series 2013 F-2
10,000,000	0.140	04/01/13	10,000,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Floater Certificates Series 2012-4C (Wells Fargo Bank N.A., LIQ)(a)
5,895,000	0.100	03/07/13	5,895,000
Jacksonville Electric System VRDN RB Series 2008 Three-A (Royal Bank of Canada, SPA)
6,380,000	0.110	03/07/13	6,380,000
Manatee County School District GO TANS Series 2012
43,000,000	2.000	05/01/13	43,117,242
Miami-Dade County, Florida GO VRDN Floater Series 2013 E-43 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
6,500,000	0.110	03/07/13	6,500,000
Orange County School Board VRDN COPS Putters Series 2010-3785Z (NATL-RE FGIC) (JPMorgan Chase Bank N.A., LIQ)(a)
5,000,000	0.120	03/07/13	5,000,000

			158,053,624

Georgia – 3.3%
Georgia State GO Series 2009 F
6,360,000	5.000	11/01/13	6,564,647
Georgia State GO Series 2009 G
5,000,000	5.000	11/01/13	5,160,563
Georgia State GO Series 2013 A
11,005,000	3.000	01/01/14	11,263,773
Georgia State GO VRDN Putters Series 2012-4170 (JPMorgan Chase Bank N.A., LIQ)(a)
6,835,000	0.120	03/07/13	6,835,000
Georgia State Municipal Gas Authority RB Refunding for Gas Portfolio III Series 2012 P
16,000,000	2.000	05/22/13	16,060,183

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Georgia – (continued)
Georgia State Municipal Gas Authority RB Refunding for Gas Portfolio III Series 2012 R
$10,800,000	2.000%	10/01/13	$10,907,301
Gwinnett County School District GO VRDN Austin Trust Certificates Series 2008-1112 (Bank of America N.A., LIQ)
3,375,000	0.150	03/07/13	3,375,000
Gwinnett County School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase Bank N.A., LIQ)
8,870,000	0.120	03/07/13	8,870,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax CP Series 2012 D-1 (The Bank of Tokyo-Mitsubishi UFJ, LOC)
12,500,000	0.150	04/04/13	12,500,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 A RMKT
1,400,000	0.180	07/01/13	1,400,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 B (PNC Bank N.A., LOC)
25,000,000	0.120	03/07/13	25,000,000
Metropolitan Atlanta Rapid Transit Authority VRDN RB Austin Trust Certificates Refunding for Third Indenture Series 2008-3046X (AGM) (Bank of America N.A., LIQ)
6,665,000	0.150	03/07/13	6,665,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 Sub Gen-C RMKT (GO of Participants) (Bayerische Landesbank, LOC)
45,650,000	0.180	03/07/13	45,650,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 Subseries B RMKT (GO of Participants) (Barclays Bank PLC, LOC)
11,800,000	0.100	03/07/13	11,800,000
Private Colleges & Universities Authority VRDN RB for Emory University Floater Certificates Series 2011-32C (Wells Fargo Bank N.A., LIQ)(a)
5,800,000	0.100	03/07/13	5,800,000
Private Colleges & Universities Authority VRDN RB for Emory University Floaters Series 2011-95C (GO of University) (Wells Fargo Bank N.A., LIQ)(a)
4,865,000	0.100	03/07/13	4,865,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 C-4-RMKT
19,100,000	0.090	03/07/13	19,100,000

			201,816,467

Hawaii – 0.2%
City & County of Honolulu GO Prerefunded Series 2003 A (NATL-RE)
4,295,000	5.250	03/01/13	4,295,000
Hawaii State GO Refunding Series 2005 DG (AMBAC)
2,275,000	5.000	07/01/13	2,311,313
Hawaii State GO VRDN Putters Series 2011-4007 (JPMorgan Chase Bank N.A., LIQ)(a)
6,665,000	0.120	03/07/13	6,665,000

			13,271,313

Illinois – 3.8%
Chicago Board of Education GO VRDN Refunding for Dedicated Revenues Series 2009 A-2 (Northern Trust Co., LOC)
5,900,000	0.100	03/07/13	5,900,000
Chicago Sales Tax VRDN RB Floater Certificates Series 2012-0-20 (Royal Bank of Canada, LIQ)(a)
6,665,000	0.110	03/07/13	6,665,000

40	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Illinois – (continued)
Chicago Water VRDN RB Floater Series 2012-31C (Wells Fargo Bank N.A., LIQ)(a)
$5,105,000	0.100%	03/07/13	$5,105,000
City of Chicago Board of Education GO VRDN SPEARS Series 2007 DB-316 (FGIC) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)
7,975,000	0.190	03/07/13	7,975,000
City of Chicago Board of Education GO VRDN SPEARS Series 2007 DB-338 (FGIC) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)
5,300,000	0.190	03/07/13	5,300,000
City of Chicago GO VRDN Neighborhoods Alive 21 Series 2002-B-3 RMKT (Royal Bank of Canada, LOC)
30,000,000	0.110	03/01/13	30,000,000
City of Chicago GO VRDN Neighborhoods Alive 21 Series 2002-B-5 RMKT (Bank of NY Mellon, LOC)
12,020,000	0.110	03/01/13	12,020,000
City of Chicago GO VRDN Series 2003 B-1 RMKT (JPMorgan Chase Bank N.A., SPA)
11,840,000	0.130	03/01/13	11,840,000
City of Chicago Motor Fuel Tax VRDN RB SPEARS Series 2012 DB-1067X (Assured GTY) (Deutsche Bank A.G., LIQ)(a)
11,155,000	0.180	03/07/13	11,155,000
Cook County GO VRDN Floater Series 2012 DB-1076 (Deutsche Bank A.G., LIQ)(a)
6,660,000	0.180	03/07/13	6,660,000
Cook County GO VRDN Series 2002 B (Bank of NY Mellon, SPA)
40,800,000	0.110	03/07/13	40,800,000
Illinois Finance Authority VRDN RB Floater Certificates Series 2011-61C (GTY AGMT-Wells Fargo Bank N.A.) (Wells Fargo Bank N.A., LIQ)(a)
4,785,000	0.100	03/07/13	4,785,000
Illinois Finance Authority VRDN RB for Methodist Medical Center Series 2011 B (PNC Bank N.A., LOC)
10,220,000	0.120	03/07/13	10,220,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Floaters Trust Series 2011-16B (Barclays Bank PLC, LIQ)(a)
3,950,000	0.140	03/07/13	3,950,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 RMKT(b)
10,000,000	0.000	03/07/13	10,000,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B
28,269,000	0.100	03/07/13	28,269,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C
7,100,000	0.100	03/07/13	7,100,000
Illinois Finance Authority VRDN RB SPEARS Series 2012-DBE-1115 (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
18,300,000	0.150	03/07/13	18,300,000
University of Illinois Board of Trustees VRDN COPS ROCS RR-II R-11480 Series 2008 (AGM) (Citibank N.A., LIQ)
7,495,000	0.230	03/07/13	7,495,000

			233,539,000

Indiana – 4.2%
Indiana Finance Authority Hospital VRDN RB Floater Certificates Series 2011 E-23 (Royal Bank of Canada, LIQ) (Royal Bank of Canada, LOC)(a)
11,000,000	0.110	03/07/13	11,000,000

Municipal Debt Obligations – (continued)
Indiana – (continued)
Indiana Finance Authority Hospital VRDN RB for Parkview Health System Floater Certificates Series 2009-55C (GTY AGMT-Wells Fargo Bank N.A.) (Wells Fargo & Co., LIQ)(a)
$9,715,000	0.100%	03/07/13	$9,715,000
Indiana Finance Authority VRDN RB for Ascension Health Series 2008 E-5
24,600,000	0.110	03/07/13	24,600,000
Indiana Finance Authority VRDN RB for Lease Appropriation Series 2008 A-2 RMKT
40,000,000	0.100	03/07/13	40,000,000
Indiana Finance Authority VRDN RB for Midwest Fertilizer Corporation Project Series 2012
50,000,000	0.200	07/01/13	50,000,000
Indiana Finance Authority VRDN RB for Trinity Health Putters Series 2009-3611 (JPMorgan Chase Bank N.A., LIQ)(a)
17,180,000	0.150	03/07/13	17,180,000
Indiana Finance Authority VRDN RB Lease Appropriation Series 2005 A-1 (JPMorgan Chase Bank, SPA)
14,900,000	0.120	03/01/13	14,900,000
Indiana Health & Educational Facilities Financing Authority VRDN RB for Ascension Health Services ROCS-RR-II R-11160 Series 2007 (Citibank N.A., LIQ)
13,785,000	0.110	03/07/13	13,785,000
Indiana Health Facility Financing Authority VRDN RB for Ascension Health Series 2005 A-2 RMKT
56,060,000	0.110	03/07/13	56,060,000
University of Indiana VRDN RB Floater Certificates Series 2009-45C (Wells Fargo & Co., LIQ)(a)
22,600,000	0.100	03/07/13	22,600,000

			259,840,000

Iowa – 0.6%
Iowa Finance Authority Midwestern Disaster Area VRDN RB for Iowa Fertilizer Co. Series 2012
37,000,000	0.180	04/12/13	37,000,017

Kansas – 0.3%
City of Wichita, Kansas Water & Sewer Utility RB Refunding Series 2011 A
5,425,000	3.000	10/01/13	5,512,891
Wyandotte County-Kansas City Unified Government GO for Municipal Temporary Notes Series 2012 I
16,000,000	0.240	03/01/13	16,000,000

			21,512,891

Kentucky – 0.5%
Kentucky Economic Development Finance Authority VRDN RB for Baptist Healthcare System Obligated Group SPEARS Series 2012 DBE-1068 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
17,700,000	0.180	03/07/13	17,700,000
Kentucky State Municipal Power Agency VRDN RB SPEARS Series 2011-DB-1025 (BHAC-CR NATL-RE) (Deutsche Bank A.G., LIQ)(a)
13,150,000	0.180	03/07/13	13,150,000

			30,850,000

Maine – 0.1%
Maine Health & Higher Educational Facilities Authority VRDN RB for Bowdoin College Putters Series 2009-3461 (JPMorgan Chase Bank N.A., LIQ)(a)
6,955,000	0.120	03/07/13	6,955,000

The accompanying notes are an integral part of these financial statements.	41

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Maryland – 1.6%
County of Anne Arundel, Maryland CP Series 2013-97-A (State Street Bank & Trust Co., LIQ)
$9,835,000	0.190%	03/27/13	$9,835,000
County of Anne Arundel, Maryland CP Series 2013-97-B (State Street Bank & Trust Co., LIQ)
10,680,000	0.150	04/01/13	10,680,000
County of Montgomery GO for Consolidated Public Improvement Series 2012 A
14,750,000	5.000	11/01/13	15,223,275
County of Montgomery, Maryland CP Series 2013-10-A (PNC Bank N.A., LIQ)
36,605,000	0.150	04/01/13	36,605,000
Maryland Health & Higher Educational Facilities Authority VRDN RB for Ascension Health Floater Certificates Series 2012-0-29 (Royal Bank of Canada, LIQ)(a)
5,000,000	0.110	03/07/13	5,000,000
Maryland State GO Series 2009 A
6,230,000	5.000	11/01/13	6,429,643
Maryland State Transportation Authority VRDN RB Certificates Series 2008-3017X (AGM) (Bank of America N.A., LIQ)
5,000,000	0.150	03/07/13	5,000,000
Washington Suburban Sanitation District GO VRDN Floater Certificates Series 2011-129C (Wells Fargo Bank N.A., LIQ)(a)
9,140,000	0.100	03/07/13	9,140,000

			97,912,918

Massachusetts – 4.8%
City of Quincy GO BANS Series 2012
29,485,000	2.500	06/21/13	29,683,411
City of Worcester GO BANS Series 2013 A
36,582,500	0.500	11/07/13	36,657,876
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Austin Trust Certificates Series 2008-1111 (Bank of America N.A., LIQ)
5,000,000	0.150	03/07/13	5,000,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase Bank N.A., LIQ)
13,315,000	0.120	03/07/13	13,315,000
Massachusetts Bay Transportation Authority VRDN RB Floater Certificates Series 2012-51C (Wells Fargo Bank N.A., LIQ)(a)
5,745,000	0.100	03/07/13	5,745,000
Massachusetts Development Finance Agency VRDN RB for Harvard University Floater Certificates Series 2010-56C (Wells Fargo Bank N.A., LIQ)(a)
9,440,000	0.100	03/07/13	9,440,000
Massachusetts Development Finance Agency VRDN RB for Harvard University Putters Series 2010-3840 (JPMorgan Chase Bank N.A., LOC)(a)
4,000,000	0.120	03/07/13	4,000,000
Massachusetts GO VRDN Austin Trust Certificates Series 2008-1203 (Bank of America N.A., LIQ)(a)
9,500,000	0.150	03/07/13	9,500,000
Massachusetts GO VRDN Floater Certificates Series 2012 E-32 (Royal Bank of Canada, LIQ) (Royal Bank of Canada, LOC)(a)
19,800,000	0.110	03/07/13	19,800,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Putters Series 2008-3104 (JPMorgan Chase Bank N.A., LIQ)
3,040,000	0.120	03/07/13	3,040,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University ROCS-RR-II R-11514 Series 2008 (Citibank N.A., LIQ)
5,390,000	0.110	03/07/13	5,390,000

Municipal Debt Obligations – (continued)
Massachusetts – (continued)
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum Fine Series 2007 A-2-RMKT (Bank of America N.A., SPA)
$23,945,000	0.130%	03/01/13	$23,945,000
Massachusetts Housing Finance Agency VRDN RB Series 2003 F-RMKT
500,000	0.230	03/07/13	500,000
Massachusetts Port Authority RB Series 2003 A (NATL-RE)
10,640,000	5.000	07/01/13	10,809,136
Massachusetts School Building Authority Sales Tax VRDN RB Putters Series 2007-2286 (AMBAC) (Deutsche Bank A.G., LIQ)
15,340,000	0.130	03/07/13	15,340,000

Massachusetts State Development Finance Agency VRDN RB for Partners
HealthCare Systems Series 2011 K-2 (Barclays Bank, SPA) (GTY AGMT-
Bringham and Women’s Hospital, Inc., Faulkner Hospital and Massachusetts
General Hospital)

5,000,000	0.090	03/07/13	5,000,000
Massachusetts State GO for Consolidated Loan Series 2011 D
5,000,000	4.000	10/01/13	5,111,204
Massachusetts Water Resources Authority CP Series 2013
44,000,000	0.330	03/01/13	44,000,000
43,000,000	0.350	04/01/13	43,000,000
Massachusetts Water Resources Authority VRDN RB Putters Series 2012-4176 (NATL-RE) (GO of Authority) (JPMorgan Chase Bank N.A., LIQ)(a)
5,720,000	0.120	03/07/13	5,720,000

			294,996,627

Michigan – 1.7%
Michigan Finance Authority RN for State Aid Series 2012 B-1
15,000,000	2.000	08/20/13	15,112,601
Michigan Finance Authority RN for State Aid Series 2012 B-2 (JPMorgan Chase Bank N.A., LOC)
60,000,000	2.000	08/20/13	60,487,726
Michigan Finance Authority VRDN RB Refunding for Trinity Health Floater Certificates Series 2011-111C (Wells Fargo Bank N.A., LIQ)(a)
2,445,000	0.100	03/07/13	2,445,000
Michigan Finance Authority VRDN RB Refunding for Trinity Health Floater Certificates Series 2012-0-32 (Royal Bank of Canada, LIQ)(a)
5,000,000	0.110	03/07/13	5,000,000
Michigan Finance Authority VRDN RB Refunding for Trinity Health SPEARS Series 2012-DB-1049X (Deutsche Bank A.G., LIQ)(a)
6,150,000	0.130	03/07/13	6,150,000
Michigan Hospital Finance Authority VRDN RB for McLaren Health Care Putters Series 2010-3818 (JPMorgan Chase Bank N.A., LIQ)(a)
6,660,000	0.190	03/07/13	6,660,000
Michigan Hospital Finance Authority VRDN RB for Trinity Health Putters Series 2008-2976 (JPMorgan Chase Bank N.A., LIQ)
9,595,000	0.190	03/07/13	9,595,000

			105,450,327

Minnesota – 1.1%
County of Hennepin, Minnesota GO Series 2010 B
4,065,000	3.000	12/01/13	4,150,007
Minnesota School District Tax and Aid Anticipation Borrowing Program COPS Series 2012 A (School District Credit Program)
13,130,000	2.000	09/10/13	13,252,256
Minnesota State GO Series 2011 A
4,500,000	5.000	10/01/13	4,626,367

42	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Minnesota – (continued)
Minnesota State GO Series 2012 A
$37,000,000	5.000%	08/01/13	$37,747,142
Rochester GO VRDN Wastewater Series 2007 B (Wells Fargo Bank N.A., SPA)
9,900,000	0.110	03/07/13	9,900,000

			69,675,772

Mississippi – 0.9%
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA Inc. Project Series 2010 K (GTY AGMT-Chevron Corp.)
6,400,000	0.110	03/01/13	6,400,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 D (GTY AGMT-Chevron Corp.)
20,000,000	0.110	03/01/13	20,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 B (GTY AGMT-Chevron Corp.)
11,000,000	0.110	03/01/13	11,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 G (GTY AGMT-Chevron Corp.)
5,200,000	0.110	03/01/13	5,200,000
Mississippi State GO VRDN Floater Certificates Series 2011-117C (Wells Fargo Bank N.A., LIQ)(a)
15,395,000	0.100	03/07/13	15,395,000

			57,995,000

Missouri – 0.8%
County of St Louis, Missouri TANS Series 2012
19,315,000	2.000	08/01/13	19,453,713
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2008 A (U.S. Bank N.A. SPA)
10,000,000	0.100	03/01/13	10,000,000
Missouri Health & Educational Facilities Authority VRDN RB for SSM Health Care Corp. Series 2005 D4-RMKT (JPMorgan Chase Bank N.A., SPA)
6,700,000	0.140	03/07/13	6,700,000
Missouri Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3546 (JPMorgan Chase Bank N.A., LIQ)(a)
11,395,000	0.120	03/07/13	11,395,000

			47,548,713

Nebraska – 0.6%
Lincoln, Nebraska Electric System VRDN RB Floaters Series 2008-2900 (Credit Suisse, LIQ)
21,870,000	0.130	03/07/13	21,870,000
Omaha Public Power District VRDN RB Series 2006-1289 (FGIC) (Credit Suisse, LIQ)
3,570,000	0.110	03/07/13	3,570,000
Omaha Public Power District VRDN RB SPEARS Series 2011-DB-1045 (Deutsche Bank A.G., LIQ)(a)
9,510,000	0.130	03/07/13	9,510,000

			34,950,000

Nevada – 0.7%
Clark County Water Reclamation District GO VRDN Putters Series 2009-3366Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,000,000	0.120	03/07/13	6,000,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3488Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,305,000	0.120	03/07/13	6,305,000

Municipal Debt Obligations – (continued)
Nevada – (continued)
Clark County Water Reclamation District GO VRDN Putters Series 2009-3489Z (JPMorgan Chase Bank N.A., LIQ)(a)
$7,000,000	0.120%	03/07/13	$7,000,000
Clark County, Nevada GO VRDN Floater Certificates Series 2012-47C (Wells Fargo Bank N.A., LIQ)(a)
7,650,000	0.100	03/07/13	7,650,000
Nevada State GO VRDN Putters Series 2009-3421 (JPMorgan Chase Bank N.A., LIQ)(a)
8,450,000	0.120	03/07/13	8,450,000
State of Nevada Highway Improvement RB for Motor Vehicle Fuel Tax Series 2006 (AGM)
5,000,000	5.000	12/01/13	5,178,711

			40,583,711

New Jersey – 0.4%
New Jersey Transportation Trust Fund Authority VRDN RB SPEARS Series 2012-DBE-1138X (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
23,565,000	0.160	03/07/13	23,565,000

New Mexico – 0.2%
University of New Mexico VRDN RB Putters Series 2008-2533 (AGM) (Deutsche Bank A.G., LIQ)
9,990,000	0.130	03/07/13	9,990,000

New York – 10.2%
Erie County IDA School Facility VRDN RB for City School District Buffalo Project Series 2008-3053X (AGM) (Bank of America N.A., LIQ)
2,130,000	0.250	03/07/13	2,130,000
Monroe County Industrial Development Corp. VRDN RB Floater Series 2011-98C (Wells Fargo Bank N.A., LIQ) (GTY AGMT-Wells Fargo Bank N.A.)(a)
2,740,000	0.100	03/07/13	2,740,000
New York City GO Prerefunded Series 2008 Subseries J-1
530,000	5.000	08/01/13	540,580
New York City GO Series 1994 H Subseries H-6
8,200,000	2.000	08/01/13	8,261,395
New York City GO Series 2003 E
4,635,000	5.250	08/01/13	4,731,616
New York City GO Series 2012 C
5,275,000	2.000	08/01/13	5,314,495
New York City GO Unrefunded Series 2008 Subseries J-1
3,470,000	5.000	08/01/13	3,539,271
New York City GO VRDN ROCS RR-II R-14045 Series 2013 (Citibank N.A., LIQ)(a)
3,800,000	0.120	03/07/13	3,800,000
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank, LOC)
16,350,000	0.160	03/01/13	16,350,000
New York City GO VRDN Series 1995 F-4 (Landesbank Hessen-Thueringen, LOC)
14,200,000	0.140	03/07/13	14,200,000
New York City GO VRDN Series 2006 I Subseries I-3 (Bank of America N.A., LOC)
1,265,000	0.130	03/01/13	1,265,000
New York City Housing Development Corp. MF Hsg VRDN RB Series 2012 M
13,000,000	0.200	10/01/13	13,000,000
New York City Municipal Water Finance Authority CP Series 2013-1 (JPMorgan Chase Bank N.A., LOC)
25,000,000	0.120	03/01/13	25,000,000

The accompanying notes are an integral part of these financial statements.	43

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
New York – (continued)
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Austin Trust Certificates Series 2008-3306 (Bank of America N.A., LIQ)
$5,000,000	0.150%	03/07/13	$5,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Floater Trust Series 2013-3WX (Barclays Bank PLC, LIQ)(a)(b)
8,600,000	0.000	03/07/13	8,600,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Floater Certificates Series 2011-13C (Wells Fargo Bank N.A., LIQ)(a)
4,845,000	0.100	03/07/13	4,845,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2008 Subseries B-4 (Royal Bank of Canada, SPA)
2,150,000	0.090	03/07/13	2,150,000
New York City Transitional Finance Authority Building Aid RB Series 2011 Subseries S-1A (State Aid Withholding)
6,000,000	3.000	07/15/13	6,062,688
New York City Transitional Finance Authority RB for Future Tax Secured Series 2011 Subseries D-1
2,500,000	3.000	11/01/13	2,546,445
New York City Transitional Finance Authority VRDN for Future Tax Secured Series 2001 C (Landesbank Baden-Wurttemberg, LIQ)
6,300,000	0.130	03/07/13	6,300,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Floater Certificates Series 2011-133C (Wells Fargo Bank N.A., LIQ)(a)
8,235,000	0.100	03/07/13	8,235,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Floater Certificates Series 2011-21C (Wells Fargo Bank N.A., LIQ)(a)
2,800,000	0.100	03/07/13	2,800,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2002-A-3B (Bank of Tokyo Mitsubishi UFJ, LOC)
3,600,000	0.090	03/07/13	3,600,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-1 Subseries 1-A (Landesbank Hessen-Thueringen Girozentrale, LIQ)
32,500,000	0.140	03/07/13	32,500,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg, SPA)
24,545,000	0.160	03/01/13	24,545,000
New York City Transitional Finance Authority VRDN RB ROCS-RR-I R-11932 Series 2011 (State Aid Withholding) (Citibank N.A., LIQ)(a)
4,000,000	0.140	03/07/13	4,000,000
New York City Transitional Finance Authority VRDN RB SPEARS Series 2012-DB-1075X (State Aid Withholding) (Deutsche Bank A.G., LIQ)(a)
18,055,000	0.130	03/07/13	18,055,000
New York City Transitional Financial Authority VRDN RB Austin Trust Certificates Series 2008-1190 (Bank of America N.A., LIQ)
3,170,000	0.150	03/07/13	3,170,000
New York City Trust for Cultural Resources VRDN RB Austin Trust Certificates for Museum of Modern Art Series 2008-3316 (Bank of America N.A., LIQ)(a)
2,795,000	0.150	03/07/13	2,795,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
2,140,000	0.100	03/07/13	2,140,000
New York State Dormitory Authority Non-State Supported Debt RB for School District Financing Program Series 2012 F (State Aid Withholding)
20,000,000	3.000	10/01/13	20,315,442

Municipal Debt Obligations – (continued)
New York – (continued)
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Floater Certificates Series 2011-3C (Wells Fargo Bank N.A., LIQ)(a)
$11,740,000	0.100%	03/07/13	$11,740,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3171 (JPMorgan Chase Bank N.A., LIQ)(a)
5,110,000	0.120	03/07/13	5,110,000
New York State Dormitory Authority Personal Income Tax VRDN RB Eagle Series 2006-0164 Class A (Citibank N.A., LIQ)
11,060,000	0.140	03/07/13	11,060,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2008-3160 (JPMorgan Chase Bank N.A., LIQ)(a)
6,660,000	0.120	03/07/13	6,660,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2008-3280 (JPMorgan Chase Bank N.A., LIQ)(a)
5,000,000	0.120	03/07/13	5,000,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2010-3698Z (JPMorgan Chase Bank N.A., LIQ)(a)
8,600,000	0.120	03/07/13	8,600,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2010-3792Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,360,000	0.120	03/07/13	6,360,000
New York State Dormitory Authority Personal Income Tax VRDN RB ROCS-RR-II R-12121 Series 2007 (Citibank N.A., LIQ)
8,920,000	0.140	03/07/13	8,920,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3201 (JPMorgan Chase Bank N.A., LIQ)(a)
8,220,000	0.120	03/07/13	8,220,000
New York State Dormitory Authority VRDN RB for Mental Health Services Series 2003 Subseries D-2E (Royal Bank of Canada, LOC)
3,255,000	0.090	03/07/13	3,255,000
New York State Environmental Facilities Corp. VRDN RB for State Clean Water & Drinking Putters Series 2008-2870 (JPMorgan Chase Bank N.A., LIQ)
6,245,000	0.120	03/07/13	6,245,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA, LIQ)
18,900,000	0.110	03/07/13	18,900,000
New York State Housing Finance Agency VRDN RB for 42nd & 10th Housing Series 2008 A RMKT (FHLMC, LIQ) (FHLMC, LOC)
18,950,000	0.130	03/07/13	18,950,000
New York State Housing Finance Agency VRDN RB for 42nd & 10th Housing Series 2010 A RMKT (FHLMC, LIQ) (FHLMC, LOC)
23,050,000	0.130	03/07/13	23,050,000
New York State Housing Finance Agency VRDN RB for 600 West 42nd Street Series 2009 A RMKT (FNMA, LIQ)
24,000,000	0.100	03/07/13	24,000,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA, LIQ)
29,900,000	0.110	03/07/13	29,900,000
New York State Housing Finance Agency VRDN RB for Taconic Housing West 17th Street Series 2009 A (FNMA, LIQ)
28,625,000	0.100	03/07/13	28,625,000

44	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
New York – (continued)
New York State Liberty Development Corp. VRDN RB for 4 World Trade Center Project SPEARS Series 2011-DB-1036X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
$8,425,000	0.160%	03/07/13	$8,425,000
New York State Local Government Assistance Corp. VRDN RB Austin Trust Certificates Series 2008-3506 (AGM-CR GO of Corp.) (Bank of America N.A., LIQ)
1,710,000	0.150	03/07/13	1,710,000
New York State Local Government Assistance Corp. VRDN RB Refunding Subordinate Lien Series 2003-4V RMKT (GO of Corp.) (Bank of America N.A., SPA)
63,595,000	0.170	03/07/13	63,595,000
New York State Thruway Authority VRDN RB Putters Series 2012-4256 (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
31,585,000	0.110	03/01/13	31,585,000
Northport-East Northport Union Free School District Series 2012 (State Aid Withholding)
28,500,000	2.000	06/27/13	28,660,429
Triborough Bridge & Tunnel Authority VRDN RB General Series 2002 F (Helaba, SPA)
14,440,000	0.160	03/01/13	14,440,000

			631,542,361

North Carolina – 2.1%
Charlotte Water & Sewer System VRDN RB Putters Series 2009-3443 (JPMorgan Chase Bank N.A., LIQ)(a)
5,930,000	0.120	03/07/13	5,930,000
County of Union, North Carolina Enterprise System VRDN RB Series 2009 (U.S. Bank N.A., LOC)
18,600,000	0.100	03/07/13	18,600,000
North Carolina Capital Facilities Finance Agency Educational Facilities VRDN RB for Wake Forest University Series 2004 A
19,570,000	0.090	03/07/13	19,570,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Eagle 7 Series 2005-0060 Class A (Citibank N.A., LIQ)
15,600,000	0.110	03/07/13	15,600,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Eagle Series 2007-0015 Class A (Citibank N.A., LIQ)
10,890,000	0.110	03/07/13	10,890,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Eagle Series 2007-0016 Class A (Citibank N.A., LIQ)
16,060,000	0.110	03/07/13	16,060,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Putters Series 2009-3333 (JPMorgan Chase Bank N.A., LIQ)(a)
11,000,000	0.120	03/07/13	11,000,000
North Carolina Medical Care Commission Health Care Facilities Municipal Trust Receipts VRDN RB for Duke University Health System Floater Trust Series 2010-31W (Barclays Bank PLC, LIQ)(a)
2,000,000	0.140	03/07/13	2,000,000
Raleigh Durham Airport Authority VRDN RB Refunding Series 2008 C RMKT (U.S. Bank N.A., LOC)
10,300,000	0.100	03/07/13	10,300,000
State of North Carolina GO Series 2004 A
4,000,000	5.250	03/01/13	4,000,000

Municipal Debt Obligations – (continued)
North Carolina – (continued)
University of North Carolina at Chapel Hill VRDN RB Eagle-7 Series 2005-3014 Class A (Citibank N.A., LIQ)
$5,345,000	0.120%	03/07/13	$5,345,000
University of North Carolina at Chapel Hill VRDN RB Series 2012-0-24 (Royal Bank of Canada, LIQ)(a)
11,380,000	0.110	03/07/13	11,380,000

			130,675,000

North Dakota – 1.0%
County of Mercer CP Series 2012-09-1
64,925,000	0.180	03/01/13	64,925,000

Ohio – 3.1%
Columbus GO for Various Purpose Limited Tax Notes Series 2012-1
5,500,000	1.500	11/21/13	5,551,358
Columbus GO VRDN for Sanitation Sewer System Series 2006-1
11,480,000	0.100	03/07/13	11,480,000
Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase Bank N.A., LIQ)
4,360,000	0.120	03/07/13	4,360,000
Franklin County Hospital VRDN RB for Ohio Health Corp. Series 2011-C
3,500,000	0.560	06/03/13	3,501,762
Franklin County Hospital VRDN RB for Ohio Health Corp. Series 2011-DB-1040 (Deutsche Bank A.G., LIQ)(a)
11,330,000	0.130	03/07/13	11,330,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 D (PNC Bank N.A., SPA)
18,120,000	0.110	03/07/13	18,120,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B
51,580,000	0.110	03/07/13	51,580,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2004 A
13,800,000	0.110	03/07/13	13,800,000
Ohio State GO VRDN Series 2006 C
18,395,000	0.090	03/07/13	18,395,000
Ohio State Higher Educational Facility Commission CP Series 2013 (JPMorgan Chase Bank N.A., LOC)
10,000,000	0.170	05/08/13	10,000,000
Ohio State Higher Educational Facility Commission VRDN RB for Cleveland Health Clinic Floater Certificates Series 2008-59C (Wells Fargo & Co., LIQ)(a)
19,800,000	0.100	03/07/13	19,800,000
Ohio State Hospital Facility VRDN RB for Cleveland Health Clinic Putters Series 2009-3555Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,745,000	0.120	03/07/13	6,745,000
Ohio State Hospital Facility VRDN RB for Cleveland Health Clinic Putters Series 2009-3558Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,100,000	0.120	03/07/13	7,100,000
Ohio State University General Receipts VRDN RB Series 2008 B
14,100,000	0.090	03/07/13	14,100,000

			195,863,120

Oklahoma – 0.3%
Oklahoma State GO Refunding for Buildings Series 2003 A (NATL-RE FGIC)
8,405,000	5.000	07/15/13	8,555,866
Oklahoma State Turnpike Authority VRDN RB Floater Certificates Series 2012 E-37 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
10,000,000	0.110	03/07/13	10,000,000

			18,555,866

The accompanying notes are an integral part of these financial statements.	45

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Oregon – 1.9%
Oregon State GO TANS Series 2012 A
$65,000,000	2.000%	06/28/13	$65,381,669
Oregon State GO VRDN for Veterans Welfare Series 2008-90B-RMKT (The Bank of Tokyo-Mitsubishi UFJ, SPA)
30,085,000	0.100	03/07/13	30,085,000
Oregon State GO VRDN Welfare Series 1985-73-H (Bayerische Landesbank, SPA)
20,800,000	0.140	03/07/13	20,800,000
Umatilla County Hospital Facility Authority VRDN RB for Catholic Health Series 1997 B (Bayerische Landesbank N.A., SPA)
3,200,000	0.180	03/07/13	3,200,000

			119,466,669

Pennsylvania – 0.6%
Allegheny County Hospital Development Authority VRDN RB for University Pittsburg Medical Center Floater Certificates Series 2011 E-29 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
7,000,000	0.110	03/07/13	7,000,000
Pennsylvania State Turnpike Commission VRDN RB Floater Certificates Series 2011 E-22 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
18,500,000	0.110	03/07/13	18,500,000
Pennsylvania State Turnpike Commission VRDN RB Series 2011 B
5,500,000	0.620	06/01/13	5,501,175
University of Pittsburgh VRDN RB Floater Series 2009-38C (GO of University) (Wells Fargo & Co., LIQ)(a)
4,000,000	0.100	03/07/13	4,000,000

			35,001,175

Puerto Rico – 1.1%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Refunding Series 2010-65W (Barclays Bank PLC, LIQ)(a)
11,155,000	0.220	03/07/13	11,155,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2009-10B (Barclays Bank PLC, LIQ)(a)
9,050,000	0.220	03/07/13	9,050,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS-RR-II R-11764 Series 2009 (Citibank N.A., LIQ)(a)
5,000,000	0.140	03/07/13	5,000,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS-RR-II R-11892 Series 2010 (Citibank N.A., LIQ)(a)
17,735,000	0.130	03/07/13	17,735,000
Puerto Rico Sales Tax Financing Corp. VRDN RB SPEARS Refunding Series 2011-DB-1041 (Deutsche Bank A.G., LIQ)(a)
24,470,000	0.130	03/07/13	24,470,000

			67,410,000

Rhode Island – 0.3%
Rhode Island Health & Educational Building Corp. Higher Education Facilities VRDN RB for Brown University Putters Series 2009-3517 (JPMorgan Chase Bank N.A., LIQ)(a)
16,410,000	0.120	03/07/13	16,410,000

South Carolina – 0.4%
Columbia Waterworks & Sewer System VRDN RB Floater Trust Series 2010-42W (Barclays Bank PLC, LIQ)(a)
3,000,000	0.140	03/07/13	3,000,000

Municipal Debt Obligations – (continued)
South Carolina – (continued)
Columbia Waterworks & Sewer System VRDN RB Floater Trust Series 2010-43W (Barclays Bank PLC, LIQ)(a)
$3,750,000	0.140%	03/07/13	$3,750,000
South Carolina Public Services Authority CP Series 2013 A (JPMorgan Chase Bank N.A.)
2,126,000	0.180	03/05/13	2,126,000
South Carolina Public Services Authority VRDN RB Floater Series 2011-0-9 (Royal Bank of Canada, LIQ)(a)
10,300,000	0.110	03/07/13	10,300,000
South Carolina State Public Service Authority RB for Santee Cooper Refunding Series 2010 B
3,595,000	5.000	01/01/14	3,733,818

			22,909,818

Tennessee – 0.3%
Chattanooga Health Educational & Housing Facility Board VRDN RB for Catholic Health Series 2004 C
6,700,000	0.120	03/07/13	6,700,000
Rutherford County Health & Educational Facilities Board VRDN RB for Ascension Health Senior Credit Group Floater Trust Series 2010-25W (Barclays Bank PLC, LIQ)(a)
2,000,000	0.140	03/07/13	2,000,000
Tennessee State School Bond Authority CP Series 2013-97-A (State Street Bank & Trust Co.)
15,000,000	0.150	03/01/13	15,000,000

			23,700,000

Texas – 13.2%
Austin ISD CP Series 2013 A-1 (Sumitomo Mitsui Banking Corp., LOC)
15,000,000	0.170	03/25/13	15,000,000
Board of Regents of the University of Texas System VRDN RB Refunding Series 2007 B
11,300,000	0.100	03/07/13	11,300,000
City of Austin, Texas Hotel Occupancy Tax Subordinate Lien VRDN RB Refunding Series 2008 A RMKT (JPMorgan Chase Bank N.A., LOC)
30,120,000	0.130	03/07/13	30,120,000
City of El Paso Water & Sewer CP Series 2013 A (JPMorgan Chase Bank N.A.)
8,000,000	0.160	04/02/13	8,000,000
Comal, Texas ISD GO for School Building Series 2006 (PSF-GTD)
5,000,000	5.000	02/01/14	5,219,317
Cypress-Fairbanks ISD GO VRDN Putters Series 2006-1308 (PSF-GTD) (JPMorgan Chase Bank N.A., LIQ)
6,495,000	0.120	03/07/13	6,495,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2008-3084Z (PSF-GTD) (JPMorgan Chase Bank N.A., LIQ)
4,995,000	0.120	03/07/13	4,995,000
Dallas Area Rapid Transit Sales Tax VRDN RB Putters Series 2010-3687Z (AMBAC) (JPMorgan Chase Bank N.A., LIQ)(a)
5,360,000	0.120	03/07/13	5,360,000
Dallas ISD GO Refunding Series 2012 (PSF-GTD)
9,325,000	2.000	08/15/13	9,400,893
Dallas Waterworks & Sewer System CP Series 2013 B (Bank of America N.A.) (JPMorgan Chase Bank N.A.)
6,350,000	0.180	03/05/13	6,350,000

46	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Texas – (continued)
Dallas Waterworks & Sewer System CP Series 2013 C (Bank of America N.A.) (JPMorgan Chase Bank N.A.)
$4,500,000	0.180%	03/05/13	$4,500,000
Dickinson, Texas ISD GO VRDN Series 2000 SGA94 (PSF-GTD) (Societe Generale, LIQ)
13,350,000	0.180	03/01/13	13,350,000
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008-53C (PSF-GTD) (Wells Fargo & Co., LIQ)(a)
26,770,000	0.100	03/07/13	26,770,000
Fort Bend ISD GO VRDN Floater Series 2008-25C-1 3C7 (PSF-GTD) (Wells Fargo & Co., LIQ)
9,905,000	0.100	03/07/13	9,905,000
Frisco ISD GO VRDN Floater Series 2008-19C (PSF-GTD) (Wells Fargo & Co., LIQ)
14,555,000	0.100	03/07/13	14,555,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A., LOC) (U.S. Bank N.A., LIQ)
10,110,000	0.110	03/07/13	10,110,000
Harris County Health Facilities Development Authority VRDN RB Refunding for Texas Children’s Hospital Project Series 2008-3 (Bank of America N.A., SPA)
10,400,000	0.130	03/01/13	10,400,000
Houston, Texas CP Series 2013 H-2 (U.S. Bank N.A., LIQ)
4,800,000	0.140	03/07/13	4,800,000
Keller ISD GO VRDN for School Building Floater Certificates Series 2011-55C (PSF-GTD) (Wells Fargo Bank N.A., LIQ)(a)
5,630,000	0.100	03/07/13	5,630,000
Mesquite ISD GO VRDN for School Building Series 2003 A (PSF-GTD) (JPMorgan Chase Bank N.A., SPA)
18,960,000	0.110	03/07/13	18,960,000
North Central Texas Health Facilities Development Corp. VRDN RB for Children’s Medical Center Floater Certificates Series 2012-49C (Wells Fargo Bank N.A., LIQ)(a)
5,000,000	0.100	03/07/13	5,000,000
North Central Texas Health Facilities Development Corp. VRDN RB for Children’s Medical Center Putters Series 2009-3513 (JPMorgan Chase Bank N.A., LIQ)(a)
20,000,000	0.120	03/07/13	20,000,000
North East ISD GO VRDN Putters Series 2007-2058 (PSF-GTD) (JPMorgan Chase Bank N.A., LIQ)
8,985,000	0.120	03/07/13	8,985,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 A
35,100,000	0.110	03/01/13	35,100,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 A
57,875,000	0.110	03/01/13	57,875,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 Subseries D
5,525,000	0.110	03/01/13	5,525,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB Refunding for Motiva Enterprises LLC Series 2010 C
37,200,000	0.110	03/01/13	37,200,000
Port of Port Arthur Navigation District VRDN RB for Motiva Enterprises LLC Series 2010 Subseries E
39,000,000	0.110	03/01/13	39,000,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase Bank N.A., LIQ)
9,995,000	0.120	03/07/13	9,995,000

Municipal Debt Obligations – (continued)
Texas – (continued)
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3560 (JPMorgan Chase Bank N.A., LIQ)(a)
$9,015,000	0.120%	03/07/13	$9,015,000
San Antonio, Texas CP Series 2013 A (JPMorgan Chase Bank N.A.)
10,000,000	0.170	05/01/13	10,000,000
State of Texas GO VRDN Floater Series 2013-2008-3312 (Credit Suisse, LIQ)(a)
10,480,000	0.110	03/07/13	10,480,000
State of Texas TRANS Series 2012
200,000,000	2.500	08/30/13	202,268,316
State of Texas VRDN RN Putters Series 2012-4262 (JPMorgan Chase Bank N.A., LIQ)(a)
72,000,000	0.120	03/01/13	72,000,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources Series 2008 C
13,185,000	0.140	03/01/13	13,185,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources Series 2012 B
15,000,000	0.110	03/07/13	15,000,000
Texas A&M University System Board of Regents VRDN RB Putters Series 2012-4192 (JPMorgan Chase Bank N.A., LIQ)(a)
10,970,000	0.120	03/07/13	10,970,000
Texas A&M University VRDN RB Floater Certificates Series 2010-53C (Wells Fargo Bank N.A., LIQ)(a)
5,555,000	0.100	03/07/13	5,555,000
Texas A&M University VRDN RB Floaters Trust Series 2010-39W (Barclays Bank PLC, LIQ)(a)
2,500,000	0.140	03/07/13	2,500,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase Bank N.A., LIQ)
6,635,000	0.120	03/07/13	6,635,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2902 (JPMorgan Chase Bank N.A., LIQ)
14,395,000	0.120	03/07/13	14,395,000
University of Houston VRDN RB Floater Certificates Series 2009-30C (Wells Fargo & Co., LIQ)(a)
7,710,000	0.100	03/07/13	7,710,000

			819,613,526

Utah – 1.2%
City of Riverton Hospital VRDN RB SPEARS Series 2012-1063X (Deutsche Bank A.G., LIQ)(a)
13,700,000	0.140	03/07/13	13,700,000
State of Utah GO Series 2011 A
3,000,000	4.000	07/01/13	3,038,195
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (U.S. Bank N.A., SPA)
39,350,000	0.110	03/07/13	39,350,000
Utah Transit Authority VRDN RB Austin Trust Certificates Series 2008-3045X (AGM) (Bank of America N.A., LIQ)
5,000,000	0.150	03/07/13	5,000,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Bank of New York Mellon, SPA)
11,500,000	0.140	03/01/13	11,500,000

			72,588,195

The accompanying notes are an integral part of these financial statements.	47

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Virginia – 1.7%
Fairfax County GO VRDN Solar Series 2012-007 Certificates (State Aid Withholding) (U.S. Bank N.A., LOC) (U.S. Bank N.A., LIQ)(a)
$15,090,000	0.110%	03/07/13	$15,090,000
Fairfax County IDA Inova Health System VRDN RB Floaters Series 2012-3309 (Credit Suisse, LIQ)(a)
5,200,000	0.110	03/07/13	5,200,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 D
39,390,000	0.110	03/07/13	39,390,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 F
12,600,000	0.090	03/07/13	12,600,000
Montgomery County IDA VRDN RB for Technology Foundation Series 2009 A Convertible (Bank of NY Mellon, SPA)
10,965,000	0.110	03/07/13	10,965,000
University of Virginia VRDN RB Putters Series 2008-3188Z (JPMorgan Chase Bank N.A., LIQ)(a)
8,900,000	0.110	03/01/13	8,900,000
Virginia State Commonwealth Transportation Board VRDN RB for Capital Projects Floater Certificates Series 2012-44C (Wells Fargo Bank N.A., LIQ)(a)
4,025,000	0.100	03/07/13	4,025,000
Virginia State Commonwealth Transportation Board VRDN RB for Capital Projects Putters Series 2012-4272 (JPMorgan Chase Bank N.A., LIQ)(a)
7,500,000	0.120	03/07/13	7,500,000

			103,670,000

Washington – 4.5%
Central Puget Sound Washington Regional Transportation Authority VRDN RB Floaters Series 2007-1C (AGM) (Wells Fargo & Co., LIQ)
5,465,000	0.100	03/07/13	5,465,000
Energy Northwest Electric VRDN RB Refunding for Columbia Station Putters Series 2007-2301 (JPMorgan Chase Bank N.A., LIQ)
7,995,000	0.120	03/07/13	7,995,000
King County CP Series 2013 A (Bayerische Landesbank, LOC)
65,720,000	0.200	04/01/13	65,720,000
King County Municipal Trust Receipts GO VRDN Floater Trust Series 2009 1W (AGC-ICC) (Barclays Bank PLC, LIQ)(a)
7,500,000	0.140	03/07/13	7,500,000
King County Municipal Trust Receipts GO VRDN Floater Trust Series 2010-66W (Barclays Bank PLC, LIQ)(a)
2,500,000	0.140	03/07/13	2,500,000
King County Sewer RB Refunding Series 2010
6,200,000	4.000	01/01/14	6,395,803
King County Sewer VRDN RB Floater Certificates Series 2008-46C (Wells Fargo & Co., LIQ)
9,940,000	0.100	03/07/13	9,940,000
King County Sewer VRDN RB Putters Series 2011-3941 (JPMorgan Chase Bank N.A., LIQ)(a)
6,840,000	0.120	03/07/13	6,840,000
King County Water Sewer RB Refunding Series 2004 A (NATL-RE)
5,365,000	4.500	01/01/14	5,557,335
King County, Washington GO Series 2009
1,680,000	5.000	01/01/14	1,747,093
King County, Washington GO VRDN Series 2009 A (Bank of America N.A., SPA)
30,000,000	0.130	03/07/13	30,000,000

Municipal Debt Obligations – (continued)
Washington – (continued)
University of Washington VRDN RB Floater Certificates Series 2012-109C (Wells Fargo Bank N.A., LIQ)(a)(c)
$14,475,000	0.370%	12/05/13	$14,475,000
University of Washington VRDN RB Floater Trust Series 2012-1W (Barclays Bank PLC, LIQ)(a)
3,700,000	0.140	03/07/13	3,700,000
University of Washington VRDN RB Floater Trust Series 2012-7WX (Barclays Bank PLC, LIQ)(a)
5,430,000	0.140	03/07/13	5,430,000
Washington State GO for Motor Vehicle Fuel Tax Series 2011 B-2
3,625,000	4.000	08/01/13	3,682,710
Washington State GO Refunding for Motor Vehicle Fuel Tax Series 2010
5,335,000	5.000	07/01/13	5,421,073
Washington State GO VRDN for Motor Vehicle Fuel Tax Putters Series 2012-4211 (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
12,555,000	0.120	03/07/13	12,555,000
Washington State GO VRDN Putters Series 2009-3538 (JPMorgan Chase Bank N.A., LIQ)(a)
10,000,000	0.120	03/07/13	10,000,000
Washington State GO VRDN ROCS RR-II R-11889 Series 2010 (Citibank N.A., LIQ)(a)
2,250,000	0.110	03/07/13	2,250,000
Washington State GO VRDN SPEARS Series 2007-DB-388 (Deutsche Bank A.G., LIQ) (GTY-AGMT-Deutsche Bank A.G.)
7,145,000	0.170	03/07/13	7,145,000
Washington State Health Care Facilities Authority VRDN RB Austin Trust Certificates for Children’s Hospital Regional Medical Center Series 2008-1180 (Bank of America N.A., LIQ)
15,060,000	0.110	03/07/13	15,060,000
Washington State Health Care Facilities Authority VRDN RB for PeaceHealth Putters Series 2009-3608 (JPMorgan Chase Bank N.A., LIQ)(a)
13,050,000	0.260	03/07/13	13,050,000
Washington State Health Care Facilities Authority VRDN RB for PeaceHealth ROCS RR-II R-11723 Series 2009 (Citibank N.A., LIQ)(a)
14,625,000	0.260	03/07/13	14,625,000
Washington State Health Care Facilities Authority VRDN RB for Seattle Children’s Hospital Floater Certificates Series 2009-51C (Wells Fargo & Co., LIQ)(a)
10,990,000	0.100	03/07/13	10,990,000
Washington State VRDN RB for Student Fee Putters Series 2012-4241 (AMBAC) (Deutsche Bank A.G., LIQ)(a)
8,740,000	0.120	03/07/13	8,740,000

			276,784,014

Wisconsin – 1.0%
Wisconsin Health & Educational Facilities Authority RB for SynergyHealth, Inc. Series 2003
7,345,000	6.000	08/01/13	7,520,848
Wisconsin State GO VRDN Floater Certificates Series 2011-14C (Wells Fargo Bank N.A., LIQ)(a)
10,675,000	0.100	03/07/13	10,675,000
Wisconsin State GO VRDN Floaters Series 2008-2927 (Credit Suisse, LIQ)
13,050,000	0.110	03/07/13	13,050,000

48	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Wisconsin – (continued)
Wisconsin State Health & Educational Facilities Authority VRDN RB for Children’s Hospital Floater Certificates Series 2009-58C (Wells Fargo & Co., LIQ)(a)
$9,815,000	0.100%	03/07/13	$9,815,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Children’s Hospital Floater Trust Series 2009-15W (Barclays Bank PLC, LIQ)(a)
2,940,000	0.140	03/07/13	2,940,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Ministry Health Care, Inc. Series 2010 C
20,000,000	0.120	03/07/13	20,000,000

			64,000,848

TOTAL INVESTMENTS – 99.5%			$6,158,269,076

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			31,136,075

NET ASSETS – 100.0%			$6,189,405,151

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2013, these securities amounted to $1,601,415,000 or approximately 25.9% of net assets.
(b)	All or a portion represents a forward commitment.
(c)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At February 28, 2013, these securities amounted to $14,475,000 or approximately 0.2% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGC-ICC	—American General Contractors-Interstate Commerce Commission
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
BANS	—Bond Anticipation Notes
BHAC	—Berkshire Hathaway Assurance Corp.
COPS	—Certificates of Participation
CP	—Commercial Paper
CR	—Custodial Receipts
DOT	—Department of Transportation
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Federal Housing Administration
FHLMC	—Insured by Federal Home Loan Mortgage Corp.
FNMA	—Insured by Federal National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
GTY AGMT	—Guaranty Agreement
IDA	—Industrial Development Agency
IDB	—Industrial Development Board
IHC	—International Health Care
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MBIA	—Insured by Municipal Bond Investors Assurance
MF Hsg.	—Multi-Family Housing
NATL-RE	—National Reinsurance Corp.
PCRB	—Pollution Control Revenue Bond
PSF-GTD	—Guaranteed by Permanent School Fund
RANS	—Revenue Anticipation Notes
RB	—Revenue Bond
RN	—Revenue Notes
RMKT	—Remarketed
ROCS	—Reset Option Certificates
RR	—Revenue Refunding
SPA	—Stand-by Purchase Agreement
SPEARS	—Short Puttable Exempt Adjustable Receipts
TANS	—Tax Anticipation Notes
TRANS	—Tax Revenue Anticipation Notes
VRDN	—Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.	49

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

February 28, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
U.S. Treasury Obligations – 99.8%
United States Treasury Bills
$5,416,800,000	0.065%	03/07/13	$5,416,741,318
95,000,000	0.095	03/07/13	94,998,496
400,000,000	0.080	03/14/13	399,988,444
1,800,000,000	0.090	03/14/13	1,799,941,500
86,200,000	0.095	03/14/13	86,197,043
850,000,000	0.105	03/21/13	849,950,417
5,700,000,000	0.115	03/21/13	5,699,635,834
1,500,000,000	0.110	03/28/13	1,499,876,250
175,000,000	0.090	04/18/13	174,979,000
United States Treasury Notes
4,914,000,000	1.375	03/15/13	4,916,409,827
278,000,000	2.500	03/31/13	278,529,464
220,000,000	3.125	04/30/13	221,059,823
147,000,000	1.375	05/15/13	147,366,347
795,000,000	3.625	05/15/13	800,752,284
889,000,000	0.500	05/31/13	889,825,466
259,000,000	3.500	05/31/13	261,190,427
350,000,000	1.125	06/15/13	350,908,782
8,000,000	0.375	06/30/13	8,003,472
73,000,000	3.375	06/30/13	73,756,383
380,700,000	1.000	07/15/13	381,843,416
1,433,000,000	0.375	07/31/13	1,434,368,540
800,000,000	3.375	07/31/13	810,823,174
112,000,000	4.250	08/15/13	114,112,752
50,000,000	3.125	08/31/13	50,740,537
537,000,000	0.125	09/30/13	536,772,666
58,900,000	3.125	09/30/13	59,900,979
202,900,000	0.500	10/15/13	203,268,844
150,000,000	0.250	10/31/13	150,107,495
253,000,000	2.750	10/31/13	257,284,166
100,000,000	0.500	11/15/13	100,201,820
54,000,000	0.750	12/15/13	54,250,712
27,000,000	1.000	01/15/14	27,195,746
100,000,000	0.250	01/31/14	100,068,554
120,000,000	4.000	02/15/14	124,400,769
209,000,000	1.875	02/28/14	212,513,322

TOTAL INVESTMENTS – 99.8%			$28,587,964,069

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			56,469,085

NET ASSETS – 100.0%			$28,644,433,154

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

50	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

February 28, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 24.7%
United States Treasury Notes
$89,000,000	2.500%		03/31/13	$89,168,159
127,000,000	3.125		04/30/13	127,609,066
76,000,000	1.375		05/15/13	76,180,868
150,000,000	3.500		05/31/13	151,230,355
400,000,000	1.125		06/15/13	401,066,475
8,000,000	0.375		06/30/13	8,003,472
92,000,000	3.375		06/30/13	92,953,249
254,000,000	1.000		07/15/13	254,712,553
175,000,000	3.375		07/31/13	177,368,091
270,500,000	0.125		09/30/13	270,384,764
68,000,000	3.125		09/30/13	69,155,938
220,000,000	0.250		10/31/13	220,082,896
100,000,000	0.250		11/30/13	100,034,441
266,800,000	2.000		11/30/13	270,372,758
21,000,000	0.750		12/15/13	21,097,499
110,000,000	1.000		01/15/14	110,779,629
150,000,000	1.750		01/31/14	152,145,704
43,000,000	4.000		02/15/14	44,576,942
82,000,000	1.875		02/28/14	83,378,044

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$2,720,300,903

Repurchase Agreements(a) – 75.2%
Bank of Nova Scotia (The)
$500,000,000	0.130	%(b)(c)	03/07/13	$500,000,000
Maturity Value: $500,337,638

Collateralized by U.S. Treasury Bills, 0.000%, due 03/07/13 to
01/09/14, U.S. Treasury Bonds, 3.000% to 8.875%, due
02/15/19 to 02/15/43, U.S. Treasury Inflation-Indexed Bonds,
0.750% to 3.875%, due 01/15/25 to 02/15/42, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 2.500%, due 04/15/13 to
01/15/23 and U.S. Treasury Notes, 0.125% to 4.750%, due
03/15/13 to 08/15/21. The aggregate market value of the
collateral, including accrued interest, was $510,001,875.

BNP Paribas Securities Corp.
250,000,000	0.150	(b)(c)	03/01/13	250,000,000
Maturity Value: $250,014,583
Settlement Date: 02/15/13

Collateralized by U.S. Treasury Inflation-Indexed Bond, 3.375%,
due 04/15/32 and U.S. Treasury Inflation-Indexed Notes,
1.625% to 2.000%, due 01/15/14 to 01/15/15. The aggregate
market value of the collateral, including accrued interest, was
$255,000,014.

700,000,000	0.180	(b)	03/14/13	700,000,000
Maturity Value: $700,598,500
Settlement Date: 09/25/12

Collateralized by U.S. Treasury Bill, 0.000%, due 08/08/13, U.S.
Treasury Inflation-Indexed Note, 1.125%, due 01/15/21 and
U.S. Treasury Notes, 0.125% to 4.875%, due 08/31/13 to
02/15/23. The aggregate market value of the collateral,
including accrued interest, was $714,000,028.

Repurchase Agreements(a) – (continued)
Credit Agricole Corporate and Investment Bank
$900,000,000	0.160%		03/01/13	$900,000,000
Maturity Value: $900,004,000
Collateralized by U.S. Treasury Notes, 2.125% to 2.625%, due 09/30/14 to 02/29/16. The aggregate market value of the collateral, including accrued interest, was $918,000,074.
750,000,000	0.130	(b)(c)	03/07/13	750,000,000
Maturity Value: $750,330,416
Settlement Date: 02/15/13

Collateralized by U.S. Treasury Bonds, 3.000% to 11.250%, due
02/15/15 to 05/15/42, U.S. Treasury Inflation-Indexed Bond,
0.750%, due 2/15/42, U.S. Treasury Inflation-Indexed Notes,
0.125% to 1.625%, due 1/15/15 to 7/15/22 and U.S. Treasury
Notes, 0.875% to 4.125%, due 02/15/14 to 06/30/18. The
aggregate market value of the collateral, including accrued
interest, was $765,000,035.

Credit Suisse Securities (USA) LLC
500,000,000	0.170		03/01/13	500,000,000
Maturity Value: $500,002,361
Collateralized by U.S. Treasury Notes, 0.250% to 2.125%, due 03/15/14 to 12/31/15. The aggregate market value of the collateral, including accrued interest, was $510,004,434.

Deutsche Bank Securities, Inc.
500,000,000	0.150		03/01/13	500,000,000
Maturity Value: $500,029,167
Settlement Date: 02/15/13

Collateralized by U.S. Treasury Bill, 0.000%, due 07/05/13, U.S.
Treasury Notes, 1.000% to 2.000%, due 05/15/14 to 02/15/22,
U.S. Treasury Interest-Only Stripped Securities, 0.000%, due
05/15/13 to 05/15/22 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 08/15/17 to 02/15/19. The
aggregate market value of the collateral, including accrued
interest, was $510,000,076.

HSBC Securities, Inc.
700,000,000	0.160		03/01/13	700,000,000
Maturity Value: $700,003,111

Collateralized by U.S. Treasury Bond, 3.125%, due 11/15/41 and
U.S. Treasury Notes, 1.000% to 1.375%, due 11/30/15 to
08/31/16. The aggregate market value of the collateral,
including accrued interest, was $714,000,744.

Joint Repurchase Agreement Account I
416,200,000	0.166		03/01/13	416,200,000
Maturity Value: $416,201,921

JPMorgan Securities LLC
340,000,000	0.160		03/01/13	340,000,000
Maturity Value: $340,001,511

Collateralized by U.S. Treasury Note, 1.500%, due 06/30/16 and
U.S. Treasury Principal-Only Stripped Securities, 0.000% to
6.000%, due 05/15/13 to 02/15/43. The aggregate market value of the collateral, including accrued interest, was $346,802,023.

The accompanying notes are an integral part of these financial statements.	51

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

February 28, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(a) – (continued)
Morgan Stanley & Co. LLC
$100,000,000	0.200%		03/01/13	$100,000,000
Maturity Value: $100,000,556
Collateralized by U.S. Treasury Note, 0.250%, due 02/28/15. The market value of the collateral, including accrued interest, was $102,000,059.
300,000,000	0.200		03/01/13	300,000,000
Maturity Value: $300,001,667
Collateralized by U.S. Treasury Notes, 0.250% to 1.875%, due 12/15/15 to 09/30/17. The aggregate market value of the collateral, including accrued interest, was $306,000,096.

Societe Generale
300,000,000	0.120	(b)(c)	03/01/13	300,000,000
Maturity Value: $300,028,000
Settlement Date: 02/01/13

Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125%
to 1.375%, due 04/15/17 to 1/15/21 and U.S. Treasury
Principal-Only Stripped Security, 0.00%, due 11/15/39. The
aggregate market value of the collateral, including accrued
interest, was $306,000,041.

1,470,000,000	0.160		03/01/13	1,470,000,000
Maturity Value: $1,470,006,533
Collateralized by U.S. Treasury Notes, 0.125% to 2.125%, due 12/31/13 to 02/15/22. The aggregate market value of the collateral, including accrued interest, was $1,499,400,094.

TD Securities (USA) LLC
200,000,000	0.160		03/01/13	200,000,000
Maturity Value: $200,000,889

Collateralized by U.S. Treasury Bill, 0.000%, due 05/30/13, U.S.
Treasury Inflation-Indexed Bond, 2.375%, due 01/15/27 and
U.S. Treasury Note, 0.875%, due 01/31/18. The aggregate
market value of the collateral, including accrued interest, was
$204,000,032.

UBS Securities LLC
125,000,000	0.150		03/01/13	125,000,000
Maturity Value: $125,000,521
Collateralized by U.S. Treasury Notes, 0.500% to 0.875%, due 11/30/16 to 07/31/17. The aggregate market value of the collateral, including accrued interest, was $127,500,089.
240,000,000	0.150		03/01/13	240,000,000
Maturity Value: $240,001,000

Collateralized by U.S. Treasury Bonds, 7.625% to 8.750%, due
02/15/20 to 02/15/25, U.S. Treasury Inflation-Indexed Note,
2.500%, due 07/15/16 and U.S. Treasury Notes, 1.250% to
4.125%, due 03/31/13 to.08/31/16. The aggregate market value of the collateral, including accrued interest, was $244,800,060.

TOTAL REPURCHASE AGREEMENTS				$8,291,200,000

TOTAL INVESTMENTS – 99.9%				$11,011,500,903

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%				8,640,297

NET ASSETS – 100.0%				$11,020,141,200

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Unless noted, all repurchase agreements were entered into on February 28, 2013. Additional information on Joint Repurchase Agreement Account I appears on page 53.
(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2013.
(c)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At February 28, 2013, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of March 1, 2013, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$1,698,300,000	$1,698,307,837	$1,732,266,209
Money Market	150,000,000	150,000,692	153,000,018
Prime Obligations	365,500,000	365,501,687	372,810,045
Treasury Obligations	416,200,000	416,201,921	424,524,051

REPURCHASE AGREEMENTS — At February 28, 2013, the Principal Amounts of certain Funds' interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Government	Money Market	Prime Obligations	Treasury Obligations
ABN Amro Bank N.V.	0.160%	$645,741,445	$57,034,220	$138,973,384	$158,250,950
BNP Paribas Securities Corp.	0.160	371,301,331	32,794,677	79,909,696	90,994,297
Deutsche Bank Securities, Inc.	0.180	519,821,863	45,912,548	111,873,574	127,392,015
Wells Fargo Securities LLC	0.160	161,435,361	14,258,555	34,743,346	39,562,738
TOTAL		$1,698,300,000	$150,000,000	$365,500,000	$416,200,000

At February 28, 2013, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Bills	0.000%	05/30/13 to 07/25/13
U.S. Treasury Bonds	5.375 to 8.000	05/15/16 to 02/15/31
U.S. Treasury Inflation Indexed Bonds	2.125 to 3.875	04/15/29 to 02/15/41
U.S. Treasury Inflation Indexed Notes	0.125 to 2.500	07/15/14 to 07/15/18
U.S. Treasury Notes	0.125 to 4.750	08/15/13 to 11/15/22

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

February 28, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT III — At February 28, 2013, certain Funds had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of March 1, 2013, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$340,000,000	$340,001,737	$348,875,349
Money Market	1,894,100,000	1,894,109,676	1,943,543,522
Prime Obligations	1,557,400,000	1,557,407,956	1,598,054,317

REPURCHASE AGREEMENTS — At February 28, 2013, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Government	Money Market	Prime Obligations
BNP Paribas Securities Corp.	0.170%	$44,155,844	$245,987,013	$202,259,740
Crédit Agricole Corporate and Investment Bank	0.180	207,532,468	1,156,138,961	950,620,779
Wells Fargo Securities LLC	0.190	88,311,688	491,974,026	404,519,481
TOTAL		$340,000,000	$1,894,100,000	$1,557,400,000

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

ADDITIONAL INVESTMENT INFORMATION (continued)

At February 28, 2013, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.250 to 4.875%	10/16/14 to 01/17/17
Federal Home Loan Bank	0.000 to 5.125	05/15/13 to 03/10/23
Federal Home Loan Mortgage Corp.	0.000 to 5.500	07/01/13 to 03/01/43
Federal National Mortgage Association	0.450 to 6.250	09/08/14 to 03/01/43
Government National Mortgage Association	4.500	05/20/41
Tennessee Valley Authority	1.875 to 6.150	03/15/13 to 01/15/48
U.S. Treasury Bills	0.000	04/11/13 to 07/05/13
U.S. Treasury Notes	0.125 to 4.750	03/31/13 to 05/15/20

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities

February 28, 2013 (Unaudited)

Federal Fund
Assets:
Investments based on amortized cost	$12,004,513,610
Repurchase agreements based on amortized cost	—
Cash	21,500
Receivables:
Interest	7,647,748
Fund shares sold	95,984
Investments sold	—
Reimbursement from investment adviser	—
Other assets	104,895
Total assets	12,012,383,737

Liabilities:
Payables:
Investments purchased	979,921,128
Amounts owed to affiliates	991,314
Dividend distribution	13,025
Fund shares redeemed	—
Accrued expenses	138,280
Total liabilities	981,063,747

Net Assets:
Paid-in capital	11,031,313,762
Undistributed (distributions in excess of) net investment income (loss)	13,147
Accumulated net realized gain (loss) from investments	(6,919)
NET ASSETS	$11,031,319,990
Net asset value, offering and redemption price per share	$1.00
Net Assets:
FST Shares	$8,682,821,294
FST Select Shares	74,678,834
FST Preferred Shares	54,268,995
FST Capital Shares	79,858,882
FST Administration Shares	377,398,285
FST Premier Shares	1,213,424,701
FST Service Shares	484,316,339
FST Class B Shares	—
FST Class C Shares	—
FST Resource Shares	1,000
FST Cash Management Shares	64,551,660
Total Net Assets	$11,031,319,990
Shares outstanding $0.001 par value (unlimited number of shares authorized):
FST Shares	8,682,816,392
FST Select Shares	74,678,791
FST Preferred Shares	54,268,965
FST Capital Shares	79,858,836
FST Administration Shares	377,398,072
FST Premier Shares	1,213,424,016
FST Service Shares	484,316,066
FST Class B Shares	—
FST Class C Shares	—
FST Resource Shares	1,000
FST Cash Management Shares	64,551,624

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Government Fund	Money Market Fund	Prime Obligations Fund	Tax-Exempt California Fund	Tax-Exempt New York Fund	Tax-Free Money Market Fund	Treasury Instruments Fund	Treasury Obligations Fund

$12,908,626,006	$17,341,642,649	$11,063,892,721	$250,958,927	$197,120,761	$6,158,269,076	$28,587,964,069	$2,720,300,903
20,099,400,000	11,033,100,000	8,750,900,000	—	—	—	—	8,291,200,000
38,206	39,936	76,889	80,005	71,824	12,897,430	48,999	5,497

27,622,074	8,317,339	7,138,628	336,231	268,361	11,936,227	57,631,845	9,318,639
1,340,901	22,398,143	597,712	—	—	74,191	1,311,997	489,733
—	—	—	—	—	36,820,911	—	—
569	—	—	32,694	38,465	47	—	—
342,121	211,599	190,154	1,937	1,783	86,215	343,439	141,820
33,037,369,877	28,405,709,666	19,822,796,104	251,409,794	197,501,194	6,220,084,097	28,647,300,349	11,021,456,592

263,732,139	424,870,000	369,870,000	3,105,090	—	29,600,826	—	—
4,403,641	3,574,886	2,668,205	10,544	7,640	648,811	1,904,676	1,142,656
251,319	1,316,206	641,393	—	—	6,783	7,706	24,138
229,661	2,103,545	1,356,304	—	—	84,249	571,987	—
331,651	326,424	456,413	222,570	226,125	338,277	382,826	148,598
268,948,411	432,191,061	374,992,315	3,338,204	233,765	30,678,946	2,867,195	1,315,392

32,768,263,649	27,973,301,038	19,447,959,678	248,069,067	197,263,610	6,189,282,673	28,644,405,704	11,020,138,324
(5,467)	(21,650)	(263,642)	—	332	—	(232,566)	4,585
163,284	239,217	107,753	2,523	3,487	122,478	260,016	(1,709)
$32,768,421,466	$27,973,518,605	$19,447,803,789	$248,071,590	$197,267,429	$6,189,405,151	$28,644,433,154	$11,020,141,200
$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

$28,906,402,183	$27,339,205,809	$16,011,610,346	$94,394,192	$21,502,559	$5,189,600,804	$26,059,313,633	$7,369,406,687
186,908,103	144,701,299	269,379,494	—	—	125,774,717	314,085,820	198,456,151
399,130,783	42,821,125	165,369,040	—	—	22,191,286	142,389,706	111,448,760
384,681,872	25,195,409	220,435,691	—	—	4,557,709	202,103,339	218,734,930
2,594,849,352	350,742,180	1,801,206,113	153,674,604	175,763,036	198,692,343	1,331,903,914	2,055,569,887
6,782,283	40,394,592	1,000	—	—	597,097,495	381,096,554	102,053,379
289,664,890	30,456,190	808,247,171	1,757	799	14,654,065	213,538,188	964,469,406
—	—	4,687,983	—	—	—	—	—
—	—	22,971,765	—	—	—	—	—
1,000	1,000	143,894,186	—	—	36,835,732	1,000	1,000
1,000	1,001	1,000	1,037	1,035	1,000	1,000	1,000
$32,768,421,466	$27,973,518,605	$19,447,803,789	$248,071,590	$197,267,429	$6,189,405,151	$28,644,433,154	$11,020,141,200

28,906,258,147	27,338,984,671	16,011,733,628	94,375,886	21,501,540	5,189,455,387	26,059,288,660	7,369,404,766
186,907,172	144,700,128	269,381,560	—	—	125,771,193	314,085,519	198,456,099
399,128,794	42,820,777	165,370,309	—	—	22,190,664	142,389,570	111,448,731
384,679,954	25,195,205	220,437,382	—	—	4,557,582	202,103,145	218,734,874
2,594,836,422	350,739,342	1,801,219,932	153,644,801	175,754,704	198,686,775	1,331,902,638	2,055,569,349
6,782,250	40,394,265	1,000	—	—	597,080,764	381,096,189	102,053,352
289,663,446	30,455,944	808,253,372	1,756	799	14,653,654	213,537,983	964,469,155
—	—	4,688,018	—	—	—	—	—
—	—	22,971,942	—	—	—	—	—
1,000	1,000	143,895,299	—	—	36,834,700	1,000	1,000
1,000	1,001	1,000	1,036	1,035	1,000	1,000	1,000

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations

For the Six Months Ended February 28, 2013 (Unaudited)

Federal Fund
Investment income:
Interest income — from unaffiliated issuers	$8,785,651
Interest income — from affiliated issuers	—
Total investment income	8,785,651

Expenses:
Fund-Level Expenses:
Management fees	11,611,010
Transfer Agent fees	566,391
Custody, accounting and administrative services	215,130
Registration fees	120,150
Printing and mailing fees	72,181
Professional fees	32,108
Trustee fees	14,867
Other	145,755
Subtotal	12,777,592
Class Specific Expenses:
FST Premier Share fees	2,215,874
FST Service Share fees	1,344,510
FST Administration Share fees	494,214
FST Cash Management Share fees	316,004
Distribution fees — FST Cash Management Shares	189,603
FST Capital Share fees	53,412
FST Preferred Share fees	25,123
FST Select Share fees	12,647
FST Resource Share fees	2
Distribution fees — FST Resource Share fees	1
Distribution and Service fees — FST Class B Shares	—
Distribution and Service fees — FST Class C Shares	—
Total expenses	17,428,982
Less — expense reductions	(8,862,750)
Net expenses	8,566,232
NET INVESTMENT INCOME (LOSS)	$219,419
Net realized gain from investment transactions	132,523
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$351,942

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Government Fund	Money Market Fund	Prime Obligations Fund	Tax-Exempt California Fund	Tax-Exempt New York Fund	Tax-Free Money Market Fund	Treasury Instruments Fund	Treasury Obligations Fund

$37,189,449	$37,328,321	$26,123,286	$197,755	$164,838	$5,947,246	$15,465,561	$9,761,711
228,389	95,594	86,294	—	—	—	—	167,222
37,417,838	37,423,915	26,209,580	197,755	164,838	5,947,246	15,465,561	9,928,933

34,451,941	24,759,125	19,374,924	409,414	349,761	6,532,655	27,605,202	11,150,542
1,680,583	1,207,762	945,118	11,698	9,993	318,666	1,346,595	543,929
637,720	441,637	352,923	20,105	19,290	126,945	563,220	198,123
186,675	123,175	150,789	18,549	13,660	95,243	82,537	133,623
118,501	—	53,034	33,957	34,850	114,094	658,047	47,225
30,246	33,221	36,697	47,887	47,913	47,092	17,124	26,940
31,953	27,671	25,674	8,744	8,647	13,014	25,898	14,460
281,956	31,451	239,118	6,579	6,688	51,525	273,630	169,697
37,419,575	26,624,042	21,178,277	556,933	490,802	7,299,234	30,572,253	12,284,539

11,233	62,354	2	—	—	1,031,844	698,396	187,437
798,833	71,600	1,900,300	3	2	40,867	676,839	2,332,477
3,296,374	470,346	2,504,978	111,209	133,068	248,735	1,708,176	2,185,432
3	2	3	3	2	2	2	2
2	1	1	3	3	2	2	1
339,998	22,528	200,369	—	—	6,985	130,539	162,225
224,076	19,610	97,886	—	—	11,821	76,009	55,429
47,812	24,804	42,430	—	—	20,118	31,143	24,543
2	2	348,031	—	—	68,801	2	2
1	1	104,409	—	—	20,640	1	1
—	—	25,586	—	—	—	—	—
—	—	125,617	—	—	—	—	—
42,137,909	27,295,290	26,527,889	668,151	623,877	8,749,049	33,893,362	17,232,088
(11,526,532)	(5,751,240)	(7,954,807)	(477,548)	(465,151)	(3,305,236)	(18,195,235)	(7,666,900)
30,611,377	21,544,050	18,573,082	190,603	158,726	5,443,813	15,698,127	9,565,188
$6,806,461	$15,879,865	$7,636,498	$7,152	$6,112	$503,433	$(232,566)	$363,745
169,014	398,696	303,939	11,614	12,837	179,626	429,252	4,226
$6,975,475	$16,278,561	$7,940,437	$18,766	$18,949	$683,059	$196,686	$367,971

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets

	Federal Fund		Government Fund
	For the Six Months Ended February 28, 2013 (Unaudited)	For the Fiscal Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (Unaudited)	For the Fiscal Year Ended August 31, 2012
From operations:
Net investment income	$219,419	$634,396	$6,806,461	$8,113,130
Net realized gain (loss) from investment transactions	132,523	112,225	169,014	—
Net increase in net assets resulting from operations	351,942	746,621	6,975,475	8,113,130

Distributions to shareholders:
From net investment income:
FST Shares	(170,338)	(495,999)	(6,654,824)	(7,812,380)
FST Select Shares	(1,668)	(4,091)	(40,361)	(69,381)
FST Preferred Shares	(961)	(9,219)	(12,856)	(41,076)
FST Capital Shares	(1,386)	(3,260)	(13,077)	(36,978)
FST Administration Shares	(7,712)	(20,130)	(75,993)	(128,775)
FST Premier Shares	(24,401)	(64,948)	(187)	(301)
FST Service Shares	(10,206)	(30,590)	(9,159)	(24,231)
FST Class B Shares	—	—	—	—
FST Class C Shares	—	—	—	—
FST Resource Shares	(2)	(4)	(2)	(4)
FST Cash Management Shares	(2,745)	(6,155)	(2)	(4)
From net realized gains:
FST Shares	(98,438)	(112,275)	(5,093)	(63,490)
FST Select Shares	(908)	(877)	(32)	(1,470)
FST Preferred Shares	(574)	(2,126)	(63)	(1,973)
FST Capital Shares	(790)	(730)	(65)	(2,579)
FST Administration Shares	(4,370)	(4,641)	(427)	(5,723)
FST Premier Shares	(14,291)	(14,534)	(1)	—
FST Service Shares	(6,230)	(6,878)	(49)	(1,449)
FST Class B Shares	—	—	—	—
FST Class C Shares	—	—	—	—
FST Resource Shares	—	—	—	—
FST Cash Management Shares	(1,119)	(1,451)	—	—
Total distributions to shareholders	(346,139)	(777,908)	(6,812,191)	(8,189,814)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	14,997,889,092	36,271,036,921	110,177,992,106	195,031,709,781
Reinvestment of distributions	254,477	552,395	3,368,194	3,919,196
Cost of shares redeemed	(15,805,930,282)	(37,389,325,292)	(110,169,730,634)	(187,616,530,857)
Net increase (decrease) in net assets resulting from share transactions	(807,786,713)	(1,117,735,976)	11,629,666	7,419,098,120
NET INCREASE (DECREASE)	(807,780,910)	(1,117,767,263)	11,792,950	7,419,021,436

Net assets:
Beginning of period	11,839,100,900	12,956,868,163	32,756,628,516	25,337,607,080
End of period	$11,031,319,990	$11,839,100,900	$32,768,421,466	$32,756,628,516
Undistributed (distributions in excess of) net investment income (loss)	$13,147	$13,147	$(5,467)	$(5,467)

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Money Market Fund		Prime Obligations Fund		Tax-Exempt California Fund
For the Six Months Ended February 28, 2013 (Unaudited)	For the Fiscal Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (Unaudited)	For the Fiscal Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (Unaudited)	For the Fiscal Year Ended August 31, 2012

$15,879,865	$36,036,421	$7,636,498	$21,230,089	$7,152	$15,453
398,696	(16,099)	303,939	347,771	11,614	32,983
16,278,561	36,020,322	7,940,437	21,577,860	18,766	48,436

(15,773,059)	(35,687,887)	(7,450,823)	(20,839,378)	(2,617)	(5,760)
(89,862)	(280,944)	(99,798)	(239,689)	—	—
(6,854)	(32,280)	(10,521)	(48,013)	—	—
(855)	(7,451)	(6,563)	(6,467)	—	—
(7,942)	(23,702)	(47,743)	(66,986)	(4,531)	(9,686)
(715)	(1,013)	(2)	(4)	—	—
(574)	(3,136)	(17,167)	(24,156)	(2)	(4)
—	—	(121)	(199)	—	—
—	—	(589)	(896)	—	—
(2)	(4)	(3,169)	(4,297)	—	—
(2)	(4)	(2)	(4)	(2)	(3)

(139,983)	(74,172)	(125,885)	(515,760)	(14,551)	(3,734)
(611)	(859)	(2,004)	(7,867)	—	—
(216)	(195)	(1,319)	(9,367)	—	—
(150)	(135)	(1,621)	(6,169)	—	—
(1,734)	(1,592)	(13,395)	(67,916)	(24,490)	(6,001)
(202)	(40)	—	—	—	—
(156)	(299)	(6,081)	(22,834)	—	—
—	—	(37)	(185)	—	—
—	—	(179)	(859)	—	—
—	—	(1,087)	(4,224)	—	—
—	—	—	—	—	—
(16,022,917)	(36,113,713)	(7,788,106)	(21,865,270)	(46,193)	(25,188)

85,763,658,195	174,527,252,299	60,201,500,193	123,274,425,512	376,119,882	896,132,340
7,251,828	17,729,198	2,778,006	8,328,526	46,013	25,012
(78,747,605,429)	(174,390,544,562)	(58,915,800,399)	(127,356,958,379)	(371,396,092)	(886,025,402)
7,023,304,594	154,436,935	1,288,477,800	(4,074,204,341)	4,769,803	10,131,950
7,023,560,238	154,343,544	1,288,630,131	(4,074,491,751)	4,742,376	10,155,198

20,949,958,367	20,795,614,823	18,159,173,658	22,233,665,409	243,329,214	233,174,016
$27,973,518,605	$20,949,958,367	$19,447,803,789	$18,159,173,658	$248,071,590	$243,329,214
$(21,650)	$(21,650)	$(263,642)	$(263,642)	$—	$—

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Tax-Exempt New York Fund
	For the Six Months Ended February 28, 2013 (Unaudited)	For the Fiscal Year Ended August 31, 2012
From operations:
Net investment income	$6,112	$10,531
Net realized gain (loss) from investment transactions	12,837	12,369
Net increase in net assets resulting from operations	18,949	22,900

Distributions to shareholders:
From net investment income:
FST Shares	(682)	(1,288)
FST Select Shares	—	—
FST Preferred Shares	—	—
FST Capital Shares	—	—
FST Administration Shares	(5,426)	(9,235)
FST Premier Shares	—	—
FST Service Shares	(2)	(4)
FST Resource Shares	—	—
FST Cash Management Shares	(2)	(4)
From net realized gains:
FST Shares	(1,932)	(660)
FST Select Shares	—	—
FST Preferred Shares	—	—
FST Capital Shares	—	—
FST Administration Shares	(12,630)	(4,621)
FST Premier Shares	—	—
FST Service Shares	—	—
FST Resource Shares	—	—
FST Cash Management Shares	—	—
Total distributions to shareholders	(20,674)	(15,812)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	219,664,801	463,693,072
Reinvestment of distributions	20,440	15,586
Cost of shares redeemed	(223,903,758)	(423,635,845)
Net increase (decrease) in net assets resulting from share transactions	(4,218,517)	40,072,813
NET INCREASE (DECREASE)	(4,220,242)	40,079,901

Net assets:
Beginning of period	201,487,671	161,407,770
End of period	$197,267,429	$201,487,671
Undistributed (distributions in excess of) net investment income (loss)	$332	$332

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Tax-Free Money Market Fund		Treasury Instruments Fund		Treasury Obligations Fund
For the Six Months Ended February 28, 2013 (Unaudited)	For the Fiscal Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (Unaudited)	For the Fiscal Year Ended August 31, 2012	For the Six Months Ended February 28, 2013 (Unaudited)	For the Fiscal Year Ended August 31, 2012

$503,433	$1,187,768	$(232,566)	$111,619	$363,745	$711,457
179,626	498,130	429,252	184,350	4,226	(5,935)
683,059	1,685,898	196,686	295,969	367,971	705,522

(471,763)	(1,123,329)	—	(98,873)	(250,011)	(515,821)
(5,223)	(8,610)	—	(962)	(4,562)	(9,474)
(723)	(1,405)	—	(1,111)	(3,061)	(7,450)
(285)	(623)	—	(758)	(6,026)	(9,789)
(6,080)	(16,867)	—	(6,534)	(47,708)	(95,581)
(18,016)	(33,367)	—	(1,955)	(2,975)	(7,101)
(500)	(1,748)	—	(1,418)	(25,951)	(66,233)
(841)	(1,815)	—	(4)	(2)	(4)
(2)	(4)	—	(4)	(2)	(4)

(437,559)	(305,906)	(134,236)	(186,427)	—	(13,658)
(13,606)	(3,692)	(1,144)	(932)	—	(290)
(1,965)	(1,206)	(838)	(1,079)	—	(190)
(717)	(408)	(959)	(1,238)	—	(302)
(15,279)	(17,130)	(7,530)	(10,199)	—	(2,496)
(49,471)	(26,746)	(2,199)	(3,001)	—	(186)
(1,065)	(1,523)	(1,492)	(2,308)	—	(1,740)
(2,139)	(1,605)	(2)	—	—	—
—	—	(2)	—	—	—
(1,025,234)	(1,545,984)	(148,402)	(316,803)	(340,298)	(730,319)

9,499,235,189	18,003,971,770	35,825,866,539	76,506,291,426	125,388,859,750	210,074,678,814
808,049	1,213,144	98,151	201,313	135,305	271,676
(9,750,121,356)	(19,124,615,574)	(32,988,754,035)	(73,606,782,778)	(125,592,363,021)	(210,440,312,034)
(250,078,118)	(1,119,430,660)	2,837,210,655	2,899,709,961	(203,367,966)	(365,361,544)
(250,420,293)	(1,119,290,746)	2,837,258,939	2,899,689,127	(203,340,293)	(365,386,341)

6,439,825,444	7,559,116,190	25,807,174,215	22,907,485,088	11,223,481,493	11,588,867,834
$6,189,405,151	$6,439,825,444	$28,644,433,154	$25,807,174,215	$11,020,141,200	$11,223,481,493
$—	$—	$(232,566)	$—	$4,585	$(18,862)

The accompanying notes are an integral part of these financial statements.	63

FINANCIAL SQUARE FEDERAL FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2013 - FST Shares	$1.00	$—	(c)	$—	(c)
2013 - FST Select Shares	1.00	—	(c)	—	(c)
2013 - FST Preferred Shares	1.00	—	(c)	—	(c)
2013 - FST Capital Shares	1.00	—	(c)	—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Premier Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Resource Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31 ,
2012 - FST Shares	1.00	—	(c)	—	(c)
2012 - FST Select Shares	1.00	—	(c)	—	(c)
2012 - FST Preferred Shares	1.00	—	(c)	—	(c)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	—	(c)	—	(c)
2011 - FST Select Shares	1.00	—	(c)	—	(c)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	—	(c)	—	(c)
2010 - FST Select Shares	1.00	—	(c)	—	(c)
2010 - FST Preferred Shares	1.00	—	(c)	—	(c)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	0.002	(g)	(0.002	)(g)
2009 - FST Select Shares	1.00	0.002	(g)	(0.002	)(g)
2009 - FST Preferred Shares	1.00	0.002	(g)	(0.002	)(g)
2009 - FST Capital Shares	1.00	0.001	(g)	(0.001	)(g)
2009 - FST Administration Shares	1.00	0.001	(g)	(0.001	)(g)
2009 - FST Service Shares	1.00	—	(c)(g)	—	(c)(g)

FOR THE FISCAL YEARS ENDED DECEMBER 31 ,
2008 - FST Shares	1.00	0.025	(g)	(0.025	)(g)
2008 - FST Select Shares	1.00	0.024	(g)	(0.024	)(g)
2008 - FST Preferred Shares	1.00	0.024	(g)	(0.024	)(g)
2008 - FST Capital Shares	1.00	0.023	(g)	(0.023	)(g)
2008 - FST Administration Shares	1.00	0.022	(g)	(0.022	)(g)
2008 - FST Service Shares	1.00	0.020	(g)	(0.020	)(g)
2007 - FST Shares	1.00	0.050		(0.050)
2007 - FST Select Shares	1.00	0.049		(0.049)
2007 - FST Preferred Shares	1.00	0.049		(0.049)
2007 - FST Capital Shares	1.00	0.048		(0.048)
2007 - FST Administration Shares	1.00	0.047		(0.047)
2007 - FST Service Shares	1.00	0.045		(0.045)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than 0.005%.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.
(g)	Net investment income and distributions from net investment income contain $0.0002 and $(0.0002), and $0.0003 and $(0.0003), of net realized gains and distributions from net realized gains for the period ended August 31, 2009 and fiscal year ended December 31, 2008, respectively.

64	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE FEDERAL FUND

Net asset value, end of period	Total return(b)		Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	—	%(d)	$8,682,821	0.15	%(e)	0.23	%(e)	—	%(e)(f)
1.00	—	(d)	74,679	0.15	(e)	0.26	(e)	—	(e)(f)
1.00	—	(d)	54,269	0.15	(e)	0.33	(e)	—	(e)(f)
1.00	—	(d)	79,859	0.15	(e)	0.38	(e)	—	(e)(f)
1.00	—	(d)	377,398	0.15	(e)	0.48	(e)	—	(e)(f)
1.00	—	(d)	1,213,425	0.15	(e)	0.58	(e)	—	(e)(f)
1.00	—	(d)	484,316	0.15	(e)	0.73	(e)	—	(e)(f)
1.00	—	(d)	1	0.15	(e)	0.88	(e)	0.40	(e)
1.00	—	(d)	64,552	0.15	(e)	1.03	(e)	—	(e)(f)

1.00	0.01		9,044,336	0.12		0.23		—	(f)
1.00	0.01		89,636	0.12		0.26		0.01
1.00	0.01		60,660	0.12		0.33		—	(f)
1.00	0.01		71,459	0.12		0.38		—	(f)
1.00	0.01		480,896	0.12		0.48		—	(f)
1.00	0.01		1,313,277	0.12		0.58		—	(f)
1.00	0.01		603,587	0.12		0.73		—	(f)
1.00	0.01		1	0.12		0.88		0.40
1.00	0.01		175,249	0.12		1.03		—	(f)
1.00	0.01		9,888,638	0.17		0.23		0.01
1.00	0.01		74,182	0.18		0.26		—	(f)
1.00	0.01		269,893	0.18		0.33		—	(f)
1.00	0.01		80,713	0.18		0.38		—	(f)
1.00	0.01		454,427	0.18		0.48		—	(f)
1.00	0.01		1,298,287	0.18		0.58		—	(f)
1.00	0.01		739,254	0.18		0.73		—	(f)
1.00	0.01		1	0.17		0.88		0.19
1.00	0.01		151,472	0.18		1.03		—	(f)
1.00	0.05		12,958,372	0.20		0.23		0.03
1.00	0.02		105,245	0.22		0.25		0.01
1.00	0.01		285,291	0.24		0.33		(0.01)
1.00	0.01		72,407	0.24		0.37		(0.01)
1.00	0.01		579,217	0.25		0.48		(0.01)
1.00	0.01		1,479,302	0.24	(e)	0.58	(e)	0.01	(e)
1.00	0.01		774,348	0.24		0.73		(0.01)
1.00	0.01		1	0.20	(e)	0.73	(e)	0.06	(e)
1.00	0.01		210,167	0.24	(e)	1.03	(e)	0.01	(e)

1.00	0.22		20,069,801	0.21	(e)	0.24	(e)	0.32	(e)
1.00	0.20		256,463	0.24	(e)	0.27	(e)	0.24	(e)
1.00	0.15		511,911	0.31	(e)	0.34	(e)	0.19	(e)
1.00	0.12		157,721	0.36	(e)	0.39	(e)	0.09	(e)
1.00	0.07		897,620	0.44	(e)	0.49	(e)	0.10	(e)
1.00	0.02		887,368	0.53	(e)	0.74	(e)	—	(e)(f)

1.00	2.48		31,185,150	0.21		0.24		2.34
1.00	2.45		89,863	0.24		0.27		2.29
1.00	2.38		491,371	0.31		0.34		2.32
1.00	2.33		36,379	0.36		0.39		1.99
1.00	2.22		1,470,423	0.46		0.49		2.01
1.00	1.97		1,331,954	0.71		0.74		1.88
1.00	5.07		15,074,711	0.20		0.23		4.92
1.00	5.04		1	0.23		0.26		4.91
1.00	4.97		315,256	0.30		0.33		4.80
1.00	4.91		7,941	0.35		0.38		4.77
1.00	4.81		586,405	0.45		0.48		4.71
1.00	4.55		946,214	0.70		0.73		4.42

The accompanying notes are an integral part of these financial statements.	65

FINANCIAL SQUARE GOVERNMENT FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2013 - FST Shares	$1.00	$—	(c)	$—	(c)
2013 - FST Select Shares	1.00	—	(c)	—	(c)
2013 - FST Preferred Shares	1.00	—	(c)	—	(c)
2013 - FST Capital Shares	1.00	—	(c)	—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Premier Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Resource Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2012 - FST Shares	1.00	—	(c)	—	(c)
2012 - FST Select Shares	1.00	—	(c)	—	(c)
2012 - FST Preferred Shares	1.00	—	(c)	—	(c)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	—	(c)	—	(c)
2011 - FST Select Shares	1.00	—	(c)	—	(c)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	0.001		(0.001)
2010 - FST Select Shares	1.00	0.001		(0.001)
2010 - FST Preferred Shares	1.00	—	(c)	—	(c)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	0.003	(g)	(0.003	)(g)
2009 - FST Select Shares	1.00	0.003	(g)	(0.003	)(g)
2009 - FST Preferred Shares	1.00	0.002	(g)	(0.002	)(g)
2009 - FST Capital Shares	1.00	0.002	(g)	(0.002	)(g)
2009 - FST Administration Shares	1.00	0.001	(g)	(0.001	)(g)
2009 - FST Service Shares	1.00	0.001	(g)	(0.001	)(g)

FOR THE FISCAL YEARS ENDED DECEMBER 31 ,
2008 - FST Shares	1.00	0.025	(g)	(0.025	)(g)
2008 - FST Select Shares	1.00	0.025	(g)	(0.025	)(g)
2008 - FST Preferred Shares	1.00	0.024	(g)	(0.024	)(g)
2008 - FST Capital Shares	1.00	0.023	(g)	(0.023	)(g)
2008 - FST Administration Shares	1.00	0.022	(g)	(0.022	)(g)
2008 - FST Service Shares	1.00	0.020	(g)	(0.020	)(g)
2007 - FST Shares	1.00	0.050		(0.050)
2007 - FST Select Shares	1.00	0.050		(0.050)
2007 - FST Preferred Shares	1.00	0.049		(0.049)
2007 - FST Capital Shares	1.00	0.049		(0.049)
2007 - FST Administration Shares	1.00	0.047		(0.047)
2007 - FST Service Shares	1.00	0.045		(0.045)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than 0.005%.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.
(g)	Net investment income and distributions from net investment income contain $0.0005 and $(0.0005), and $0.001 and $(0.001), of net realized gains and distributions from net realized gains for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.

66	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Net asset value, end of period	Total return(b)		Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.02%		$28,906,402	0.18	%(e)	0.23	%(e)	0.05	%(e)
1.00	0.01		186,908	0.21	(e)	0.26	(e)	0.03	(e)
1.00	—	(d)	399,131	0.22	(e)	0.33	(e)	0.01	(e)
1.00	—	(d)	384,682	0.22	(e)	0.38	(e)	0.01	(e)
1.00	—	(d)	2,594,849	0.22	(e)	0.48	(e)	0.01	(e)
1.00	—	(d)	6,782	0.22	(e)	0.58	(e)	0.01	(e)
1.00	—	(d)	289,665	0.22	(e)	0.73	(e)	0.01	(e)
1.00	—	(d)	1	0.18	(e)	0.88	(e)	0.40	(e)
1.00	—	(d)	1	0.18	(e)	1.03	(e)	0.40	(e)

1.00	0.03		28,326,048	0.18		0.23		0.03
1.00	0.01		628,155	0.20		0.26		0.01
1.00	0.01		546,452	0.20		0.33		0.01
1.00	0.01		493,427	0.20		0.38		0.01
1.00	0.01		2,382,900	0.20		0.48		0.01
1.00	0.01		5,594	0.21		0.58		0.01
1.00	0.01		374,051	0.20		0.73		0.01
1.00	0.01		1	0.18		0.88		0.40
1.00	0.01		1	0.18		1.03		0.40
1.00	0.04		20,959,643	0.18		0.23		0.04
1.00	0.02		474,953	0.20		0.26		0.03
1.00	0.01		652,225	0.22		0.33		—	(f)
1.00	0.01		815,275	0.22		0.38		—	(f)
1.00	0.01		1,956,642	0.22		0.48		—	(f)
1.00	0.01		1	0.22		0.58		0.28
1.00	0.01		478,866	0.21		0.73		—	(f)
1.00	0.01		1	0.22		0.88		0.28
1.00	0.01		1	0.22		1.03		—	(f)
1.00	0.08		26,136,102	0.18		0.23		0.06
1.00	0.05		1,225,360	0.21		0.26		0.03
1.00	0.02		783,466	0.25		0.33		(0.01)
1.00	0.01		859,594	0.25		0.38		(0.01)
1.00	0.01		2,397,534	0.25		0.48		(0.02)
1.00	0.01		1	0.18	(e)	0.58	(e)	0.25	(e)
1.00	0.01		377,138	0.25		0.73		(0.02)
1.00	0.01		1	0.18	(e)	0.73	(e)	0.25	(e)
1.00	0.01		1	0.30	(e)	1.03	(e)	(0.18	)(e)

1.00	0.29		51,896,720	0.19	(e)	0.24	(e)	0.35	(e)
1.00	0.27		2,218,312	0.22	(e)	0.27	(e)	0.30	(e)
1.00	0.22		873,242	0.29	(e)	0.34	(e)	0.26	(e)
1.00	0.19		1,022,472	0.34	(e)	0.39	(e)	0.23	(e)
1.00	0.13		3,217,353	0.43	(e)	0.49	(e)	0.13	(e)
1.00	0.05		505,564	0.58	(e)	0.74	(e)	(0.01	)(e)

1.00	2.51		48,835,964	0.19		0.24		2.17
1.00	2.48		1,222,242	0.22		0.27		2.24
1.00	2.41		1,022,324	0.29		0.34		2.28
1.00	2.36		1,256,106	0.34		0.39		2.15
1.00	2.25		3,995,979	0.44		0.49		2.06
1.00	2.00		676,581	0.69		0.74		1.85
1.00	5.13		9,944,020	0.18		0.24		4.88
1.00	5.10		438,264	0.21		0.27		4.79
1.00	5.03		666,779	0.28		0.34		4.87
1.00	4.97		354,687	0.33		0.39		4.69
1.00	4.87		1,886,834	0.43		0.49		4.72
1.00	4.61		407,134	0.68		0.74		4.52

The accompanying notes are an integral part of these financial statements.	67

FINANCIAL SQUARE MONEY MARKET FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2013 - FST Shares	$1.00	$0.001		$(0.001)
2013 - FST Select Shares	1.00	0.001		(0.001)
2013 - FST Preferred Shares	1.00	—	(c)	—	(c)
2013 - FST Capital Shares	1.00	—	(c)	—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Premier Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Resource Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31 ,
2012 - FST Shares	1.00	0.002		(0.002)
2012 - FST Select Shares	1.00	0.001		(0.001)
2012 - FST Preferred Shares	1.00	0.001		(0.001)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	0.001		(0.001)
2011 - FST Select Shares	1.00	0.001		(0.001)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	0.001		(0.001)
2010 - FST Select Shares	1.00	0.001		(0.001)
2010 - FST Preferred Shares	1.00	—	(c)	—	(c)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	0.004	(g)	(0.004	)(g)
2009 - FST Select Shares	1.00	0.004	(g)	(0.004	)(g)
2009 - FST Preferred Shares	1.00	0.003	(g)	(0.003	)(g)
2009 - FST Capital Shares	1.00	0.003	(g)	(0.003	)(g)
2009 - FST Administration Shares	1.00	0.002	(g)	(0.002	)(g)
2009 - FST Service Shares	1.00	0.001	(g)	(0.001	)(g)

FOR THE FISCAL YEARS ENDED DECEMBER 31,
2008 - FST Shares	1.00	0.027		(0.027)
2008 - FST Select Shares	1.00	0.026		(0.026)
2008 - FST Preferred Shares	1.00	0.026		(0.026)
2008 - FST Capital Shares	1.00	0.025		(0.025)
2008 - FST Administration Shares	1.00	0.024		(0.024)
2008 - FST Service Shares	1.00	0.022		(0.022)
2007 - FST Shares	1.00	0.051		(0.051)
2007 - FST Select Shares	1.00	0.051		(0.051)
2007 - FST Preferred Shares	1.00	0.050		(0.050)
2007 - FST Capital Shares	1.00	0.050		(0.050)
2007 - FST Administration Shares	1.00	0.049		(0.049)
2007 - FST Service Shares	1.00	0.046		(0.046)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than 0.005%.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.
(g)	Net investment income and distributions from net investment income contain $0.0001 and $(0.0001) of net realized gains and distributions from net realized gains for the period ended August 31, 2009.

68	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Net asset value, end of period	Total return(b)		Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.07%		$27,339,206	0.18	%(e)	0.23	%(e)	0.13	%(e)
1.00	0.05		144,701	0.21	(e)	0.26	(e)	0.11	(e)
1.00	0.02		42,821	0.28	(e)	0.33	(e)	0.03	(e)
1.00	—	(d)	25,196	0.31	(e)	0.38	(e)	0.01	(e)
1.00	—	(d)	350,742	0.31	(e)	0.48	(e)	—	(e)(f)
1.00	—	(d)	40,395	0.31	(e)	0.58	(e)	—	(e)(f)
1.00	—	(d)	30,456	0.31	(e)	0.73	(e)	—	(e)(f)
1.00	—	(d)	1	0.18	(e)	0.88	(e)	0.40	(e)
1.00	—	(d)	1	0.18	(e)	1.03	(e)	0.40	(e)

1.00	0.17		20,278,527	0.18		0.23		0.17
1.00	0.14		151,931	0.21		0.26		0.14
1.00	0.07		34,142	0.28		0.33		0.07
1.00	0.03		31,393	0.33		0.38		0.02
1.00	0.01		400,478	0.35		0.48		0.01
1.00	0.01		28,554	0.35		0.58		0.01
1.00	0.01		24,931	0.34		0.73		0.01
1.00	0.01		1	0.18		0.88		0.40
1.00	0.01		1	0.18		1.03		0.40
1.00	0.14		19,751,293	0.18		0.23		0.14
1.00	0.11		212,150	0.21		0.26		0.10
1.00	0.04		57,885	0.28		0.33		0.04
1.00	0.02		47,555	0.31		0.38		0.01
1.00	0.01		567,818	0.32		0.48		—	(f)
1.00	0.01		10,572	0.29		0.58		—	(f)
1.00	0.01		148,341	0.31		0.73		—	(f)
1.00	0.01		1	0.28		0.88		0.32
1.00	0.01		1	0.40		1.03		(0.07)
1.00	0.13		15,510,366	0.18		0.23		0.10
1.00	0.10		368,196	0.21		0.26		0.11
1.00	0.04		97,072	0.27		0.33		0.03
1.00	0.02		81,640	0.29		0.38		—	(f)
1.00	0.01		780,326	0.30		0.48		(0.01)
1.00	0.01		1	0.40	(e)	0.58	(e)	0.01	(e)
1.00	0.01		173,360	0.29		0.73		(0.02)
1.00	0.01		1	0.18	(e)	0.73	(e)	0.31	(e)
1.00	0.01		1	0.48	(e)	0.97	(e)	(0.22	)(e)

1.00	0.38		21,878,982	0.21	(e)	0.26	(e)	0.55	(e)
1.00	0.36		42,778	0.24	(e)	0.29	(e)	0.60	(e)
1.00	0.32		87,673	0.31	(e)	0.36	(e)	0.46	(e)
1.00	0.28		76,008	0.36	(e)	0.41	(e)	0.38	(e)
1.00	0.22		1,415,175	0.45	(e)	0.51	(e)	0.23	(e)
1.00	0.11		472,480	0.62	(e)	0.76	(e)	0.15	(e)

1.00	2.70		18,340,321	0.19		0.24		2.74
1.00	2.67		54,085	0.22		0.27		2.80
1.00	2.60		87,841	0.29		0.34		2.75
1.00	2.54		50,112	0.34		0.39		2.59
1.00	2.44		684,773	0.44		0.49		2.51
1.00	2.19		559,707	0.69		0.74		2.24
1.00	5.26		22,000,123	0.18		0.23		5.12
1.00	5.23		82,832	0.21		0.26		5.14
1.00	5.15		161,635	0.28		0.33		5.02
1.00	5.10		54,022	0.33		0.38		4.92
1.00	5.00		1,175,106	0.43		0.48		4.87
1.00	4.74		648,195	0.68		0.73		4.63

The accompanying notes are an integral part of these financial statements.	69

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2013 - FST Shares	$1.00	$—	(c)	$—	(c)
2013 - FST Select Shares	1.00	—	(c)	—	(c)
2013 - FST Preferred Shares	1.00	—	(c)	—	(c)
2013 - FST Capital Shares	1.00	—	(c)	—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Premier Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Resource Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2013 - FST Class B Shares	1.00	—	(c)	—	(c)
2013 - FST Class C Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31 ,
2012 - FST Shares	1.00	0.001		(0.001)
2012 - FST Select Shares	1.00	0.001		(0.001)
2012 - FST Preferred Shares	1.00	—	(c)	—	(c)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2012 - FST Class B Shares	1.00	—	(c)	—	(c)
2012 - FST Class C Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	0.001		(0.001)
2011 - FST Select Shares	1.00	0.001		(0.001)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Class B Shares	1.00	—	(c)	—	(c)
2011 - FST Class C Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	0.001		(0.001)
2010 - FST Select Shares	1.00	0.001		(0.001)
2010 - FST Preferred Shares	1.00	—	(c)	—	(c)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Class B Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Class C Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	0.003		(0.003)
2009 - FST Select Shares	1.00	0.003		(0.003)
2009 - FST Preferred Shares	1.00	0.003		(0.003)
2009 - FST Capital Shares	1.00	0.002		(0.002)
2009 - FST Administration Shares	1.00	0.002		(0.002)
2009 - FST Service Shares	1.00	0.001		(0.001)

FOR THE FISCAL YEARS ENDED DECEMBER 31 ,
2008 - FST Shares	1.00	0.026	(g)	(0.026)
2008 - FST Select Shares	1.00	0.026	(g)	(0.026)
2008 - FST Preferred Shares	1.00	0.025	(g)	(0.025)
2008 - FST Capital Shares	1.00	0.025	(g)	(0.025)
2008 - FST Administration Shares	1.00	0.024	(g)	(0.024)
2008 - FST Service Shares	1.00	0.021	(g)	(0.021)
2007 - FST Shares	1.00	0.052		(0.052)
2007 - FST Select Shares	1.00	0.051		(0.051)
2007 - FST Preferred Shares	1.00	0.051		(0.051)
2007 - FST Capital Shares	1.00	0.050		(0.050)
2007 - FST Administration Shares	1.00	0.049		(0.049)
2007 - FST Service Shares	1.00	0.047		(0.047)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one
full	year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than 0.005%.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.
(g)	Reflects an increase of $0.002 per share and 0.22% as a result of voluntary and irrevocable capital infusion by Goldman Sachs.

70	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Net asset value, end of period	Total return(b)		Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.05%		$16,011,610	0.18	%(e)	0.23	%(e)	0.10	%(e)
1.00	0.04		269,380	0.21	(e)	0.26	(e)	0.07	(e)
1.00	0.01		165,369	0.27	(e)	0.33	(e)	0.01	(e)
1.00	—	(d)	220,436	0.28	(e)	0.38	(e)	—	(e)(f)
1.00	—	(d)	1,801,206	0.28	(e)	0.48	(e)	—	(e)(f)
1.00	—	(d)	1	0.18	(e)	0.58	(e)	0.40	(e)
1.00	—	(d)	808,247	0.27	(e)	0.73	(e)	—	(e)(f)
1.00	—	(d)	143,894	0.27	(e)	0.88	(e)	—	(e)(f)
1.00	—	(d)	1	0.18	(e)	1.03	(e)	0.40	(e)
1.00	—	(d)	4,688	0.27	(e)	1.23	(e)	—	(e)(f)
1.00	—	(d)	22,972	0.27	(e)	1.23	(e)	—	(e)(f)

1.00	0.12		14,614,135	0.18		0.23		0.11
1.00	0.09		325,596	0.21		0.26		0.09
1.00	0.02		206,707	0.27		0.33		0.02
1.00	0.01		187,844	0.29		0.38		—	(f)
1.00	0.01		1,888,821	0.29		0.48		—	(f)
1.00	0.01		1	0.18		0.58		0.40
1.00	0.01		764,803	0.29		0.73		—	(f)
1.00	0.01		139,778	0.29		0.88		—	(f)
1.00	0.01		1	0.18		1.03		0.40
1.00	0.01		5,188	0.29		1.23		—	(f)
1.00	0.01		26,300	0.29		1.23		—	(f)
1.00	0.10		17,670,097	0.18		0.23		0.10
1.00	0.07		151,663	0.21		0.26		0.07
1.00	0.02		406,827	0.26		0.33		0.02
1.00	0.01		179,018	0.28		0.38		0.01
1.00	0.01		2,875,584	0.27		0.48		0.01
1.00	0.01		1	0.23		0.58		0.30
1.00	0.01		762,833	0.27		0.73		0.01
1.00	0.01		147,232	0.27		0.88		0.01
1.00	0.01		1	0.32		1.03		0.03
1.00	0.01		7,762	0.27		1.23		0.01
1.00	0.01		32,646	0.27		1.23		0.01
1.00	0.12		22,977,394	0.18		0.23		0.10
1.00	0.09		106,849	0.21		0.26		0.06
1.00	0.04		350,484	0.26		0.33		0.01
1.00	0.02		325,649	0.28		0.38		(0.01)
1.00	0.01		3,194,694	0.29		0.48		(0.01)
1.00	0.01		1	0.34	(e)	0.58	(e)	0.11	(e)
1.00	0.01		757,826	0.29		0.73		(0.01)
1.00	0.01		7,827	0.36	(e)	1.23	(e)	0.02	(e)
1.00	0.01		29,973	0.36	(e)	1.23	(e)	0.01	(e)
1.00	0.01		134,763	0.35	(e)	0.73	(e)	0.01	(e)
1.00	0.01		1	0.36	(e)	1.03	(e)	(0.37	)(e)

1.00	0.32		30,756,777	0.23	(e)	0.28	(e)	0.47	(e)
1.00	0.30		99,249	0.26	(e)	0.31	(e)	0.48	(e)
1.00	0.25		1,226,201	0.33	(e)	0.38	(e)	0.40	(e)
1.00	0.22		568,066	0.38	(e)	0.43	(e)	0.37	(e)
1.00	0.16		3,986,524	0.47	(e)	0.53	(e)	0.24	(e)
1.00	0.06		873,287	0.63	(e)	0.78	(e)	0.12	(e)

1.00	2.64		25,218,329	0.19		0.24		2.72
1.00	2.61		95,807	0.22		0.27		2.77
1.00	2.54		1,385,336	0.29		0.34		2.55
1.00	2.49		777,173	0.34		0.39		2.48
1.00	2.39		4,060,108	0.44		0.49		2.45
1.00	2.13		1,398,311	0.69		0.74		2.19
1.00	5.28		36,224,153	0.18		0.23		5.13
1.00	5.24		267,150	0.21		0.26		5.13
1.00	5.17		1,154,660	0.28		0.33		5.05
1.00	5.12		787,305	0.33		0.38		5.00
1.00	5.01		5,865,430	0.43		0.48		4.90
1.00	4.75		2,097,006	0.68		0.73		4.65

The accompanying notes are an integral part of these financial statements.	71

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2013 - FST Shares	$1.00	$—	(c)	$—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2012 - FST Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	—	(c)	—	(c)
2009 - FST Administration Shares	1.00	—	(c)	—	(c)
2009 - FST Service Shares	1.00	—	(c)	—	(c)
2009 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED DECEMBER 31,
2008 - FST Shares	1.00	0.016		(0.016	)(e)
2008 - FST Administration Shares	1.00	0.014		(0.014	)(e)
2008 - FST Service Shares	1.00	0.012		(0.012	)(e)
2008 - FST Cash Management Shares	1.00	0.011		(0.011	)(e)
2007 - FST Shares	1.00	0.031		(0.031	)(e)
2007 - FST Administration Shares	1.00	0.030		(0.030	)(e)
2007 - FST Service Shares	1.00	0.027		(0.027	)(e)
2007 - FST Cash Management Shares	1.00	0.026		(0.026	)(e)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Annualized.
(e)	Amount includes $0.00021 and $0.00007 of distributions from net realized gains for the fiscal years ended December 31, 2008 and December 31, 2007, respectively.

72	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Net asset value, end of period	Total return(b)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.02%	$94,394	0.16	%(d)	0.47	%(d)	0.01	%(d)
1.00	0.02	153,675	0.16	(d)	0.62	(d)	0.01	(d)
1.00	0.02	2	0.16	(d)	0.87	(d)	0.21	(d)
1.00	0.02	1	0.16	(d)	1.47	(d)	0.35	(d)

1.00	0.01	91,478	0.15		0.48		0.01
1.00	0.01	151,848	0.15		0.63		0.01
1.00	0.01	2	0.15		0.88		0.23
1.00	0.01	1	0.15		1.48		0.29
1.00	0.01	88,040	0.24		0.50		0.01
1.00	0.01	145,131	0.24		0.65		0.01
1.00	0.01	2	0.24		0.90		0.11
1.00	0.01	1	0.24		1.50		0.09
1.00	0.01	83,316	0.30		0.46		0.01
1.00	0.01	160,396	0.30		0.61		0.01
1.00	0.01	2	0.30		0.86		0.04
1.00	0.01	1	0.30		0.96		(0.08)

1.00	0.04	67,911	0.44	(d)	0.49	(d)	0.06	(d)
1.00	0.01	244,701	0.49	(d)	0.64	(d)	0.01	(d)
1.00	0.01	2	0.52	(d)	0.89	(d)	0.01	(d)
1.00	0.01	1	0.52	(d)	1.49	(d)	(0.09	)(d)

1.00	1.60	147,340	0.44		0.46		1.56
1.00	1.45	499,754	0.59		0.61		1.42
1.00	1.21	445	0.82		0.86		0.72
1.00	1.05	1	0.84		1.46		1.18
1.00	3.20	176,449	0.43		0.44		3.14
1.00	3.05	494,463	0.58		0.59		2.99
1.00	2.79	2	0.83		0.84		2.73
1.00	2.62	1	1.00		1.44		2.64

The accompanying notes are an integral part of these financial statements.	73

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2013 - FST Shares	$1.00	$—	(c)	$—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2012 - FST Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	—	(c)	—	(c)
2009 - FST Administration Shares	1.00	—	(c)	—	(c)
2009 - FST Service Shares	1.00	—	(c)	—	(c)
2009 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED DECEMBER 31,
2008 - FST Shares	1.00	0.017		(0.017	)(e)
2008 - FST Administration Shares	1.00	0.015		(0.015	)(e)
2008 - FST Service Shares	1.00	0.013		(0.013	)(e)
2008 - FST Cash Management Shares	1.00	0.011		(0.011	)(e)
2007 - FST Shares	1.00	0.032		(0.032	)(e)
2007 - FST Administration Shares	1.00	0.030		(0.030	)(e)
2007 - FST Service Shares	1.00	0.028		(0.028	)(e)
2007 - FST Cash Management Shares	1.00	0.026		(0.026	)(e)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Annualized.
(e)	Amount includes $0.0003 and $0.00005 of distributions from net realized gains for the fiscal years ended December 31, 2008 and December 31, 2007, respectively.

74	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Net asset value, end of period	Total return(b)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.01%	$21,502	0.15	%(d)	0.49	%(d)	0.01	%(d)
1.00	0.01	175,763	0.15	(d)	0.64	(d)	0.01	(d)
1.00	0.01	1	0.15	(d)	0.89	(d)	0.46	(d)
1.00	0.01	1	0.15	(d)	1.49	(d)	0.35	(d)

1.00	0.01	21,067	0.16		0.52		0.01
1.00	0.01	180,419	0.16		0.67		0.01
1.00	0.01	1	0.16		0.92		0.50
1.00	0.01	1	0.16		1.52		0.39
1.00	0.03	20,954	0.22		0.55		0.01
1.00	0.03	140,452	0.22		0.70		0.01
1.00	0.03	1	0.22		0.95		0.28
1.00	0.03	1	0.22		1.55		0.08
1.00	0.03	49,859	0.30		0.46		0.01
1.00	0.03	127,395	0.30		0.61		0.01
1.00	0.03	1	0.30		0.86		0.01
1.00	0.03	1	0.30		0.96		(0.03)

1.00	0.04	50,211	0.42	(d)	0.49	(d)	0.07	(d)
1.00	0.01	243,215	0.47	(d)	0.64	(d)	0.02	(d)
1.00	0.01	76	0.47	(d)	0.89	(d)	0.02	(d)
1.00	0.01	1	0.48	(d)	1.49	(d)	0.02	(d)

1.00	1.70	76,958	0.44		0.47		1.67
1.00	1.55	418,830	0.59		0.62		1.48
1.00	1.30	76	0.84		0.87		1.41
1.00	1.14	1	0.90		1.47		1.11
1.00	3.24	56,353	0.43		0.46		3.20
1.00	3.09	253,295	0.58		0.61		3.04
1.00	2.83	468	0.83		0.86		2.79
1.00	2.66	1	1.00		1.46		2.65

The accompanying notes are an integral part of these financial statements.	75

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2013 - FST Shares	$1.00	$—	(c)	$—	(c)
2013 - FST Select Shares	1.00	—	(c)	—	(c)
2013 - FST Preferred Shares	1.00	—	(c)	—	(c)
2013 - FST Capital Shares	1.00	—	(c)	—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Premier Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Resource Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2012 - FST Shares	1.00	—	(c)	—	(c)
2012 - FST Select Shares	1.00	—	(c)	—	(c)
2012 - FST Preferred Shares	1.00	—	(c)	—	(c)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	0.001		(0.001)
2011 - FST Select Shares	1.00	0.001		(0.001)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	0.002		(0.002)
2010 - FST Select Shares	1.00	0.001		(0.001)
2010 - FST Preferred Shares	1.00	0.001		(0.001)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	0.003		(0.003)
2009 - FST Select Shares	1.00	0.002		(0.002)
2009 - FST Preferred Shares	1.00	0.002		(0.002)
2009 - FST Capital Shares	1.00	0.002		(0.002)
2009 - FST Administration Shares	1.00	0.001		(0.001)
2009 - FST Service Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED DECEMBER 31,
2008 - FST Shares	1.00	0.020		(0.020	)(e)
2008 - FST Select Shares	1.00	0.020		(0.020	)(e)
2008 - FST Preferred Shares	1.00	0.019		(0.019	)(e)
2008 - FST Capital Shares	1.00	0.018		(0.018	)(e)
2008 - FST Administration Shares	1.00	0.017		(0.017	)(e)
2008 - FST Service Shares	1.00	0.015		(0.015	)(e)
2007 - FST Shares	1.00	0.035		(0.035	)(e)
2007 - FST Select Shares	1.00	0.035		(0.035	)(e)
2007 - FST Preferred Shares	1.00	0.034		(0.034	)(e)
2007 - FST Capital Shares	1.00	0.033		(0.033	)(e)
2007 - FST Administration Shares	1.00	0.032		(0.032	)(e)
2007 - FST Service Shares	1.00	0.030		(0.030	)(e)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Annualized.
(e)	Amount includes $0.0001 and $0.0008 of distributions from net realized gains for the fiscal years ended December 31, 2008 and December 31, 2007, respectively.

76	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Net asset value, end of period	Total return(b)	Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	0.02%	$5,189,601	0.17	%(d)	0.23	%(d)	0.02	%(d)
1.00	0.01	125,775	0.18	(d)	0.26	(d)	0.01	(d)
1.00	0.01	22,191	0.18	(d)	0.33	(d)	0.01	(d)
1.00	0.01	4,558	0.18	(d)	0.38	(d)	0.01	(d)
1.00	0.01	198,692	0.18	(d)	0.48	(d)	0.01	(d)
1.00	0.01	597,097	0.18	(d)	0.58	(d)	0.01	(d)
1.00	0.01	14,654	0.18	(d)	0.73	(d)	0.01	(d)
1.00	0.01	36,836	0.18	(d)	0.88	(d)	0.01	(d)
1.00	0.01	1	0.17	(d)	1.03	(d)	0.37	(d)

1.00	0.02	5,462,807	0.17		0.23		0.02
1.00	0.02	102,994	0.18		0.26		0.01
1.00	0.01	22,477	0.18		0.33		0.01
1.00	0.01	11,793	0.18		0.38		0.01
1.00	0.01	217,010	0.18		0.48		0.01
1.00	0.01	565,678	0.18		0.58		0.01
1.00	0.01	29,450	0.18		0.73		0.01
1.00	0.01	27,615	0.18		0.88		0.01
1.00	0.01	1	0.17		1.03		0.40
1.00	0.10	6,489,440	0.18		0.23		0.09
1.00	0.07	44,349	0.21		0.26		0.07
1.00	0.03	24,222	0.25		0.33		0.02
1.00	0.02	4,945	0.26		0.38		0.01
1.00	0.02	379,465	0.26		0.48		0.01
1.00	0.02	564,168	0.26		0.58		0.01
1.00	0.02	30,063	0.27		0.73		0.01
1.00	0.02	22,464	0.25		0.88		0.01
1.00	0.02	1	0.31		1.03		0.11
1.00	0.15	8,900,260	0.18		0.23		0.14
1.00	0.12	51,856	0.21		0.26		0.11
1.00	0.06	42,240	0.28		0.33		0.04
1.00	0.03	10,406	0.30		0.37		0.02
1.00	0.02	315,835	0.33		0.48		0.01
1.00	0.01	544,328	0.30	(d)	0.57	(d)	0.01	(d)
1.00	0.02	44,690	0.31		0.73		0.01
1.00	0.01	14,282	0.32	(d)	0.73	(d)	0.01	(d)
1.00	0.01	1	0.40	(d)	1.02	(d)	0.04	(d)

1.00	0.25	9,416,370	0.21	(d)	0.26	(d)	0.37	(d)
1.00	0.23	85,670	0.24	(d)	0.29	(d)	0.33	(d)
1.00	0.18	45,223	0.31	(d)	0.36	(d)	0.30	(d)
1.00	0.15	162,752	0.36	(d)	0.41	(d)	0.24	(d)
1.00	0.09	308,305	0.45	(d)	0.51	(d)	0.14	(d)
1.00	0.01	71,451	0.61	(d)	0.76	(d)	0.03	(d)

1.00	2.00	9,657,508	0.18		0.24		1.95
1.00	1.97	40,707	0.21		0.27		1.98
1.00	1.89	82,211	0.28		0.34		1.87
1.00	1.84	294,058	0.33		0.39		1.84
1.00	1.74	362,529	0.43		0.49		1.73
1.00	1.49	280,303	0.68		0.74		1.52
1.00	3.56	9,069,558	0.18		0.23		3.49
1.00	3.53	71,395	0.21		0.26		3.47
1.00	3.46	220,538	0.28		0.33		3.37
1.00	3.41	317,742	0.33		0.38		3.30
1.00	3.30	757,798	0.43		0.48		3.23
1.00	3.05	332,251	0.68		0.73		2.98

The accompanying notes are an integral part of these financial statements.	77

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2013 - FST Shares	$1.00	$—	(c)	$—	(c)
2013 - FST Select Shares	1.00	—	(c)	—	(c)
2013 - FST Preferred Shares	1.00	—	(c)	—	(c)
2013 - FST Capital Shares	1.00	—	(c)	—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Premier Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Resource Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2012 - FST Shares	1.00	—	(c)	—	(c)
2012 - FST Select Shares	1.00	—	(c)	—	(c)
2012 - FST Preferred Shares	1.00	—	(c)	—	(c)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	—	(c)	—	(c)
2011 - FST Select Shares	1.00	—	(c)	—	(c)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	—	(c)	—	(c)
2010 - FST Select Shares	1.00	—	(c)	—	(c)
2010 - FST Preferred Shares	1.00	—	(c)	—	(c)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	0.001	(g)	(0.001	)(g)
2009 - FST Select Shares	1.00	0.001	(g)	(0.001	)(g)
2009 - FST Preferred Shares	1.00	0.001	(g)	(0.001	)(g)
2009 - FST Capital Shares	1.00	—	(c)(g)	—	(c)(g)
2009 - FST Administration Shares	1.00	—	(c)(g)	—	(c)(g)
2009 - FST Service Shares	1.00	—	(c)(g)	—	(c)(g)

FOR THE FISCAL YEARS ENDED DECEMBER 31,
2008 - FST Shares	1.00	0.016	(g)	(0.016	)(g)
2008 - FST Select Shares	1.00	0.015	(g)	(0.015	)(g)
2008 - FST Preferred Shares	1.00	0.015	(g)	(0.015	)(g)
2008 - FST Capital Shares	1.00	0.014	(g)	(0.014	)(g)
2008 - FST Administration Shares	1.00	0.013	(g)	(0.013	)(g)
2008 - FST Service Shares	1.00	0.011	(g)	(0.011	)(g)
2007 - FST Shares	1.00	0.044	(g)	(0.044	)(g)
2007 - FST Select Shares	1.00	0.043	(g)	(0.043	)(g)
2007 - FST Preferred Shares	1.00	0.043	(g)	(0.043	)(g)
2007 - FST Capital Shares	1.00	0.042	(g)	(0.042	)(g)
2007 - FST Administration Shares	1.00	0.041	(g)	(0.041	)(g)
2007 - FST Service Shares	1.00	0.039	(g)	(0.039	)(g)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than 0.005%.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.
(g)	Net investment income and distributions from net investment income contain $0.0008 and $(0.0008), $0.002 and $(0.002), and $0.001 and $(0.001) of net realized gains and distributions from net realized gains for the period ended August 31, 2009 and the fiscal years ended December 31, 2008 and December 31, 2007, respectively.

78	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Net asset value, end of period	Total return(b)		Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	—	%(d)	$26,059,314	0.11	%(e)	0.23	%(e)	—	%(e)(f)
1.00	—	(d)	314,086	0.11	(e)	0.26	(e)	—	(e)(f)
1.00	—	(d)	142,390	0.11	(e)	0.33	(e)	—	(e)(f)
1.00	—	(d)	202,103	0.11	(e)	0.38	(e)	—	(e)(f)
1.00	—	(d)	1,331,904	0.11	(e)	0.48	(e)	—	(e)(f)
1.00	—	(d)	381,096	0.11	(e)	0.58	(e)	—	(e)(f)
1.00	—	(d)	213,538	0.11	(e)	0.73	(e)	—	(e)(f)
1.00	—	(d)	1	0.11	(e)	0.88	(e)	(0.37	)(e)
1.00	—	(d)	1	0.11	(e)	1.03	(e)	(0.37	)(e)

1.00	—	(d)	23,364,396	0.07		0.23		—	(f)
1.00	—	(d)	110,090	0.07		0.26		—	(f)
1.00	—	(d)	156,016	0.07		0.33		—	(f)
1.00	—	(d)	157,629	0.07		0.38		—	(f)
1.00	—	(d)	1,319,295	0.07		0.48		—	(f)
1.00	—	(d)	401,333	0.07		0.58		—	(f)
1.00	—	(d)	298,413	0.07		0.73		—	(f)
1.00	—	(d)	1	0.07		0.88		0.40
1.00	—	(d)	1	0.07		1.03		0.40
1.00	0.01		20,395,424	0.11		0.23		—	(f)
1.00	0.01		139,086	0.11		0.26		—	(f)
1.00	0.01		193,741	0.11		0.33		—	(f)
1.00	0.01		170,654	0.11		0.38		—	(f)
1.00	0.01		1,279,893	0.11		0.48		—	(f)
1.00	0.01		429,876	0.11		0.58		—	(f)
1.00	0.01		298,809	0.11		0.73		—	(f)
1.00	0.01		1	0.11		0.88		0.19
1.00	0.01		1	0.11		1.03		0.23
1.00	0.01		16,123,700	0.14		0.23		(0.01)
1.00	0.01		184,151	0.14		0.26		(0.02)
1.00	0.01		309,220	0.14		0.33		(0.02)
1.00	0.01		110,983	0.14		0.38		(0.01)
1.00	0.01		1,427,256	0.14		0.48		(0.02)
1.00	0.01		370,801	0.14	(e)	0.58	(e)	—	(e)(f)
1.00	0.01		297,319	0.14		0.73		(0.01)
1.00	0.01		1	0.14	(e)	0.58	(e)	—	(e)(f)
1.00	0.01		1	0.14	(e)	0.73	(e)	0.09	(e)

1.00	0.10		18,393,881	0.20	(e)	0.23	(e)	0.04	(e)
1.00	0.08		173,590	0.23	(e)	0.26	(e)	—	(e)(f)
1.00	0.05		321,168	0.27	(e)	0.33	(e)	(0.04	)(e)
1.00	0.03		65,817	0.30	(e)	0.38	(e)	(0.06	)(e)
1.00	0.02		1,476,015	0.34	(e)	0.48	(e)	(0.09	)(e)
1.00	0.01		234,595	0.35	(e)	0.73	(e)	(0.11	)(e)

1.00	1.57		32,591,735	0.21		0.24		1.05
1.00	1.54		135,437	0.24		0.27		1.01
1.00	1.47		356,612	0.31		0.34		1.15
1.00	1.42		173,751	0.36		0.39		0.64
1.00	1.32		3,083,313	0.46		0.49		0.97
1.00	1.09		612,105	0.69		0.74		0.84
1.00	4.46		9,282,486	0.20		0.24		3.91
1.00	4.43		29,548	0.23		0.27		4.24
1.00	4.36		219,365	0.30		0.34		4.07
1.00	4.31		20,939	0.35		0.39		4.16
1.00	4.20		1,552,156	0.45		0.49		3.89
1.00	3.94		658,252	0.70		0.74		3.51

The accompanying notes are an integral part of these financial statements.	79

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Year - Share Class	Net asset value, beginning of period	Net investment income (loss)		Distributions from net investment income(a)
FOR THE FISCAL YEARS ENDED AUGUST 31,
2013 - FST Shares	$1.00	—	(c)	—	(c)
2013 - FST Select Shares	1.00	—	(c)	—	(c)
2013 - FST Preferred Shares	1.00	—	(c)	—	(c)
2013 - FST Capital Shares	1.00	—	(c)	—	(c)
2013 - FST Administration Shares	1.00	—	(c)	—	(c)
2013 - FST Premier Shares	1.00	—	(c)	—	(c)
2013 - FST Service Shares	1.00	—	(c)	—	(c)
2013 - FST Resource Shares	1.00	—	(c)	—	(c)
2013 - FST Cash Management Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2012 - FST Shares	1.00	—	(c)	—	(c)
2012 - FST Select Shares	1.00	—	(c)	—	(c)
2012 - FST Preferred Shares	1.00	—	(c)	—	(c)
2012 - FST Capital Shares	1.00	—	(c)	—	(c)
2012 - FST Administration Shares	1.00	—	(c)	—	(c)
2012 - FST Premier Shares	1.00	—	(c)	—	(c)
2012 - FST Service Shares	1.00	—	(c)	—	(c)
2012 - FST Resource Shares	1.00	—	(c)	—	(c)
2012 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2011 - FST Shares	1.00	—	(c)	—	(c)
2011 - FST Select Shares	1.00	—	(c)	—	(c)
2011 - FST Preferred Shares	1.00	—	(c)	—	(c)
2011 - FST Capital Shares	1.00	—	(c)	—	(c)
2011 - FST Administration Shares	1.00	—	(c)	—	(c)
2011 - FST Premier Shares	1.00	—	(c)	—	(c)
2011 - FST Service Shares	1.00	—	(c)	—	(c)
2011 - FST Resource Shares	1.00	—	(c)	—	(c)
2011 - FST Cash Management Shares	1.00	—	(c)	—	(c)
2010 - FST Shares	1.00	—	(c)	—	(c)
2010 - FST Select Shares	1.00	—	(c)	—	(c)
2010 - FST Preferred Shares	1.00	—	(c)	—	(c)
2010 - FST Capital Shares	1.00	—	(c)	—	(c)
2010 - FST Administration Shares	1.00	—	(c)	—	(c)
2010 - FST Premier Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Service Shares	1.00	—	(c)	—	(c)
2010 - FST Resource Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)
2010 - FST Cash Management Shares (Commenced May 14, 2010)	1.00	—	(c)	—	(c)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,
2009 - FST Shares	1.00	0.001		(0.001)
2009 - FST Select Shares	1.00	0.001		(0.001)
2009 - FST Preferred Shares	1.00	0.001		(0.001)
2009 - FST Capital Shares	1.00	0.001		(0.001)
2009 - FST Administration Shares	1.00	—	(c)	—	(c)
2009 - FST Service Shares	1.00	—	(c)	—	(c)

FOR THE FISCAL YEARS ENDED DECEMBER 31,
2008 - FST Shares	1.00	0.016		(0.016)
2008 - FST Select Shares	1.00	0.016		(0.016)
2008 - FST Preferred Shares	1.00	0.015		(0.015)
2008 - FST Capital Shares	1.00	0.015		(0.015)
2008 - FST Administration Shares	1.00	0.014		(0.014)
2008 - FST Service Shares	1.00	0.012		(0.012)
2007 - FST Shares	1.00	0.047		(0.047)
2007 - FST Select Shares	1.00	0.047		(0.047)
2007 - FST Preferred Shares	1.00	0.046		(0.046)
2007 - FST Capital Shares	1.00	0.045		(0.045)
2007 - FST Administration Shares	1.00	0.044		(0.044)
2007 - FST Service Shares	1.00	0.042		(0.042)

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.
(d)	Amount is less than 0.005%.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

80	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Net asset value, end of period	Total return(b)		Net assets end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets

$1.00	—	%(d)	$7,369,407	0.17	%(e)	0.23	%(e)	0.01	%(e)
1.00	—	(d)	198,456	0.17	(e)	0.26	(e)	0.01	(e)
1.00	—	(d)	111,449	0.17	(e)	0.33	(e)	0.01	(e)
1.00	—	(d)	218,735	0.17	(e)	0.38	(e)	0.01	(e)
1.00	—	(d)	2,055,570	0.17	(e)	0.48	(e)	0.01	(e)
1.00	—	(d)	102,053	0.17	(e)	0.58	(e)	—	(e)(f)
1.00	—	(d)	964,469	0.17	(e)	0.73	(e)	0.01	(e)
1.00	—	(d)	1	0.17	(e)	0.88	(e)	0.37	(e)
1.00	—	(d)	1	0.17	(e)	1.03	(e)	0.37	(e)

1.00	0.01		8,084,641	0.12		0.23		0.01
1.00	0.01		152,228	0.12		0.26		—	(f)
1.00	0.01		95,065	0.12		0.33		—	(f)
1.00	0.01		216,015	0.12		0.38		0.01
1.00	0.01		1,525,805	0.12		0.48		0.01
1.00	0.01		124,439	0.12		0.58		0.01
1.00	0.01		1,025,286	0.12		0.73		—	(f)
1.00	0.01		1	0.12		0.88		0.40
1.00	0.01		1	0.12		1.03		0.40
1.00	0.01		7,991,142	0.15		0.23		0.01
1.00	0.01		197,349	0.15		0.26		0.01
1.00	0.01		141,554	0.15		0.33		0.01
1.00	0.01		142,775	0.15		0.38		0.01
1.00	0.01		1,676,083	0.15		0.48		0.01
1.00	0.01		121,171	0.15		0.58		0.01
1.00	0.01		1,318,792	0.15		0.73		0.01
1.00	0.01		1	0.15		0.88		0.23
1.00	0.01		1	0.15		1.03		0.10
1.00	0.04		8,654,414	0.19		0.22		—	(f)
1.00	0.02		199,595	0.21		0.25		(0.03)
1.00	0.01		206,610	0.21		0.32		(0.03)
1.00	0.01		223,476	0.21		0.37		(0.02)
1.00	0.01		1,875,928	0.21		0.47		(0.02)
1.00	0.01		125,136	0.21	(e)	0.57	(e)	0.13	(e)
1.00	0.01		1,232,186	0.21		0.72		(0.02)
1.00	0.01		1	0.19	(e)	0.72	(e)	0.10	(e)
1.00	0.01		1	0.20	(e)	1.02	(e)	(0.04	)(e)

1.00	0.14		16,942,168	0.20	(e)	0.23	(e)	0.07	(e)
1.00	0.12		670,028	0.23	(e)	0.26	(e)	(0.01	)(e)
1.00	0.08		304,897	0.29	(e)	0.33	(e)	(0.02	)(e)
1.00	0.06		330,368	0.33	(e)	0.38	(e)	(0.05	)(e)
1.00	0.02		2,196,762	0.37	(e)	0.48	(e)	(0.10	)(e)
1.00	0.01		1,058,820	0.41	(e)	0.73	(e)	(0.12	)(e)

1.00	1.64		12,010,372	0.21		0.24		1.51
1.00	1.61		32,927	0.24		0.27		0.42
1.00	1.54		246,788	0.31		0.34		1.46
1.00	1.49		360,461	0.36		0.39		1.30
1.00	1.39		1,995,689	0.46		0.49		1.40
1.00	1.17		1,357,797	0.67		0.74		1.17
1.00	4.80		11,652,689	0.20		0.24		4.32
1.00	4.77		26	0.23		0.27		4.62
1.00	4.70		646,792	0.30		0.34		4.52
1.00	4.65		318,665	0.35		0.39		4.39
1.00	4.54		2,787,538	0.45		0.49		4.44
1.00	4.28		1,837,123	0.70		0.74		4.19

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements

February 28, 2013 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified
Federal, Government, Money Market, Tax-Free Money Market, Treasury Instruments and Treasury Obligations	FST, FST Select, FST Preferred, FST Capital, FST Administration, FST Premier, FST Service, FST Resource and FST Cash Management	Diversified
Prime Obligations	FST, FST Select, FST Preferred, FST Capital, FST Administration, FST Premier, FST Service, FST Class B, FST Class C, FST Resource and FST Cash Management	Diversified
Tax-Exempt California and Tax-Exempt New York	FST, FST Administration, FST Service and FST Cash Management	Non-Diversified

FST Class B and FST Class C Shares are generally not available for purchase, although shareholders invested in Class B and Class C Shares of other Goldman Sachs Funds may exchange their shares for FST Class B and FST Class C Shares, respectively (and shareholders of FST Class B and FST Class C Shares may continue to reinvest dividends and capital gains into FST Class B and FST Class C Shares, respectively). FST Class B Shares may be subject to a contingent deferred sales charge (“CDSC”) that may start at a rate as high as 5% in the first year and decline to 1% in the sixth year, before being eliminated thereafter, depending upon the date the original shares subject to the CDSC were acquired (along with the CDSC schedule applicable to those original shares). FST Class C Shares are subject to a CDSC of 1% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Act, which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances approved by the Trustees, GSAM evaluates the difference between the Funds’ net asset value per share (“NAV”) based upon the amortized cost of the Funds’ securities and the NAV based upon available market quotations (or permitted substitutes).

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

B.  Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agent and Service and Shareholder Administration fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually.

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate costs for U.S. federal income tax purposes. GSAM has reviewed the Funds’ tax provisions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

E.  Forward Commitment Transactions — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

F.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of February 28, 2013, all investments are classified as Level 2. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

The Fund Contractual Fees Table on the following pages summarizes the relevant contractual fee arrangements.

A.  Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B.  Administration, Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and Shareholder Administration Plans (the “Plans”) to allow FST Select, FST Preferred, FST Capital, FST Administration, FST Premier, FST Service, FST Resource and FST Cash Management Shares (“CMS”) to compensate service organizations for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares.

C.  Distribution and Service Plans — The Trust, on behalf of the Prime Obligations Fund’s FST Class B and FST Class C Shares, has adopted Distribution and Service Plans. Under the respective Distribution and Service Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly from the Prime Obligations Fund’s FST Class B and FST Class C Shares for distribution services and personal and account maintenance services. These fees are equal to an annual percentage rate of the average daily net assets attributable to both FST Class B and FST Class C Shares, which may then be paid by Goldman Sachs to authorized dealers.

The Trust, on behalf of the FST Resource Shares and FST CMS of each applicable Fund, has adopted Distribution Plans. Under the Distribution Plans, Goldman Sachs is entitled to a monthly fee from the applicable Fund’s FST Resource Shares and FST CMS for distribution services equal to an annual percentage rate of the average daily net assets attributable to FST Resource Shares and FST CMS, which may then be paid by Goldman Sachs to authorized dealers.

D.  Distribution Agreement — Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement, the Distributor receives no additional compensation other than retained amounts related to the Distribution and Service Plans and the portion of the Prime Obligations Fund’s FST Class B and FST Class C Shares’ CDSCs that it retains. During the six months ended February 28, 2013, Goldman Sachs has advised that it retained approximately $1,998 in CDSCs from FST Class C Shares only (there were no CDSCs retained from FST Class B Shares).

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets.

F.  Other Agreements — GSAM has agreed to limit certain “Other Expense” of the Funds (except for the Tax-Exempt California and Tax-Exempt New York Funds) (excluding management fees, transfer agent fees and expenses, acquired fund fees and expenses, FST Class B and FST Class C distribution and service fees, FST Select fees, FST Preferred fees, FST Capital fees, FST Administration fees, FST Premier fees, FST Service fees, FST Resource fees, FST CMS fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meetings and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense reimbursements will remain in place through at least December 29, 2013, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and transfer agent, which may result in a reduction in the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

GSAM has agreed to reduce or limit the “Total Annual Fund Operating Expenses” of the Tax-Exempt California and Tax-Exempt New York Funds (excluding distribution, acquired fund fees and expenses, administration, service and shareholder administration plan fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting costs and other extraordinary expenses) such that the “Total Annual Fund Operating Expenses” will not exceed 0.434% of each Fund’s average daily net assets. Such expense reimbursements, if any, are accrued daily and paid monthly. These expense reimbursements will remain in place through at least December 29, 2013, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Tax-Exempt California and Tax-Exempt New York Funds have entered into certain offset agreements with the custodian and transfer agent, which may result in a further reduction of the Funds’ net expenses and are received irrespective of the application of the “Total Annual Fund Operating Expense” limitations described above.

G. Total Fund Expenses

Fund Contractual Fees

The contractual annualized rates for each of the Funds (except Tax-Exempt California and Tax-Exempt New York Funds) are as follows:

	All Funds Except Tax-Exempt California and Tax-Exempt New York Funds
	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Premier Shares	FST Service Shares	FST Resource Shares		FST CMS		FST Class B Shares(a)		FST Class C Shares(a)
Management Fee	0.205%	0.205%	0.205%	0.205%	0.205%	0.205%	0.205%	0.205%		0.205%		0.205%		0.205%
Administration, Service and/or Shareholder Administration Fees	N/A	0.03	0.10	0.15	0.25	0.35	0.50	0.50		0.50		N/A		N/A
Distribution (12b-1) and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15	(b)	0.30	(b)	1.00	(c)	1.00	(c)
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01		0.01		0.01		0.01

N/A — Fees not applicable to respective share class

(a)	Prime Obligations Fund only.
(b)	Distribution (12b-1) fee only.
(c)	Consists of fees paid for distribution services and personal and account maintenance services equal to 0.75 and 0.25, respectively.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The contractual annualized rates for the Tax-Exempt California and Tax-Exempt New York Funds are as follows:

	FST Shares	FST Administration Shares	FST Service Shares	FST CMS
Management Fee	0.35%	0.35%	0.35%	0.35%
Administration, Service and/or Shareholder Administration Fees	N/A	0.15	0.40	0.50
Distribution (12b-1) Fees	N/A	N/A	N/A	0.50
Transfer Agency Fee	0.01	0.01	0.01	0.01

N/A — Fees not applicable to respective share class

Fund Effective Net Expenses (After Waivers and Reimbursements)

During the six months ended February 28, 2013, GSAM and Goldman Sachs (as applicable) voluntarily agreed to waive all or a portion of the management fees, respective class-specific fees (consisting of Distribution and/or Service, Administration, Service and/or Shareholder Administration Plan fees) and transfer agency fees attributable to the Funds. These waivers may be modified or terminated at any time at the option of GSAM or Goldman Sachs (as applicable), with the exception of (i) GSAM’s agreement not to impose a portion of the management fee equal annually to 0.025% of the Treasury Obligations, Treasury Instruments and Federal Funds’ average daily net assets and 0.045% of the Prime Obligations, Money Market, Government and Tax-Free Money Market Funds’ average daily net assets, and (ii) Goldman Sachs’ agreement to limit the amount of annual distribution fees payable by Tax-Exempt California and Tax-Exempt New York Funds to 0.07% of each Fund’s average daily net assets attributable to FST CMS. The following tables outline such fees (net of any waivers) and Other Expenses (net of reimbursements and custodian fee credit reductions) in order to determine each Fund’s ratio of net expenses for the six months ended February 28, 2013. The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Ratio of Net Expenses to Average Net Assets for the Six Months Ended February 28, 2013*
	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Premier Shares	FST Service Shares	FST Resource Shares	FST CMS	FST Class B Shares	FST Class C Shares

Prime Obligations
Management Fee(a)	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Administration Service and/or Shareholder Administration Fees	N/A	0.03	0.09	0.10	0.10	0.00	0.09	0.00	0.00	N/A	N/A
Distribution (12b-1) and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.09	0.00	0.09	0.09
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Net Expenses	0.18	0.21	0.27	0.28	0.28	0.18	0.27	0.27	0.18	0.27	0.27

* Annualized

N/A — Fees not applicable to respective share class.

(a)	GSAM waived a portion of its management fee in order to achieve the effective net management rates above.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Ratio of Net Expenses to Average Net Assets for the Six Months Ended February 28, 2013*
	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Premier Shares	FST Service Shares	FST Resource Shares	FST CMS

Federal
Management Fee(a)	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Administration Service and/or Shareholder Administration Fees	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Distribution (12b-1) and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.00
Transfer Agency Fee	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Net Expenses	0.15	0.15	0.15	0.15	0.15	0.15	0.15	0.15	0.15
Government
Management Fee(a)	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Administration Service and/or Shareholder Administration Fees	N/A	0.03	0.04	0.04	0.04	0.04	0.04	0.00	0.00
Distribution (12b-1) and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.00
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Net Expenses	0.18	0.21	0.22	0.22	0.22	0.22	0.22	0.18	0.18
Money Market
Management Fee(a)	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Administration Service and/or Shareholder Administration Fees	N/A	0.03	0.10	0.13	0.13	0.13	0.13	0.00	0.00
Distribution (12b-1) and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.00
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Net Expenses	0.18	0.21	0.28	0.31	0.31	0.31	0.31	0.18	0.18
Tax-Exempt California
Management Fee(a)	0.09%	N/A	N/A	N/A	0.09%	N/A	0.09%	N/A	0.09%
Administration Service and/or Shareholder Administration Fees	N/A	N/A	N/A	N/A	0.00	N/A	0.00	N/A	0.00
Distribution (12b-1) Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00
Transfer Agency Fee	0.00	N/A	N/A	N/A	0.00	N/A	0.00	N/A	0.00
Other Expenses	0.07	N/A	N/A	N/A	0.07	N/A	0.07	N/A	0.07
Net Expenses	0.16	N/A	N/A	N/A	0.16	N/A	0.16	N/A	0.16

*	Annualized
N/A	— Fees not applicable to respective share class.
(a)	GSAM waived a portion of its management fee in order to achieve the effective net management rates above.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Ratio of Net Expenses to Average Net Assets for the Six Months Ended February 28, 2013*
	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Premier Shares	FST Service Shares	FST Resource Shares	FST CMS
Tax-Exempt New York
Management Fee(a)	0.08%	N/A	N/A	N/A	0.08%	N/A	0.08%	N/A	0.08%
Administration Service and/or Shareholder Administration Fees	N/A	N/A	N/A	N/A	0.00	N/A	0.00	N/A	0.00
Distribution (12b-1) Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00
Transfer Agency Fee	0.00	N/A	N/A	N/A	0.00	N/A	0.00	N/A	0.00
Other Expenses	0.07	N/A	N/A	N/A	0.07	N/A	0.07	N/A	0.07
Net Expenses	0.15	N/A	N/A	N/A	0.15	N/A	0.15	N/A	0.15
Tax-Free Money Market
Management Fee(a)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Administration Service and/or Shareholder Administration Fees	N/A	0.01	0.01	0.01	0.01	0.01	0.01	0.00	0.00
Distribution (12b-1) and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.01	0.00
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Net Expenses	0.17	0.18	0.18	0.18	0.18	0.18	0.18	0.18	0.17
Treasury Instruments
Management Fee(a)	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Administration Service and/or Shareholder Administration Fees	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Distribution (12b-1) and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.00
Transfer Agency Fee	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Net Expenses	0.11	0.11	0.11	0.11	0.11	0.11	0.11	0.11	0.11
Treasury Obligations
Management Fee(a)	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Administration Service and/or Shareholder Administration Fees	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Distribution (12b-1) and/or Service Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.00	0.00
Transfer Agency Fee	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Net Expenses	0.17	0.17	0.17	0.17	0.17	0.17	0.17	0.17	0.17

*	Annualized
N/A	— Fees not applicable to respective share class.
(a)	GSAM waived a portion of its management fee in order to achieve the effective net management rates above.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2013, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Management Fee Waivers	Transfer Agent Fee Waivers	Distribution, Administration, Service and/or Shareholder Administration Plans Fee Waivers	Custody Fee Reduction	Other Expense Reimbursements	Total Expense Reductions
Federal	$3,642	$566	$4,652	$3	$—	$8,863
Government	7,572	59	3,888	8	—	11,527
Money Market	5,435	—	315	1	—	5,751
Prime Obligations	4,253	—	3,701	1	—	7,955
Tax-Exempt California	306	12	111	—	49	478
Tax-Exempt New York	265	10	133	—	57	465
Tax-Free Money Market	1,754	154	1,395	1	1	3,305
Treasury Instruments	13,511	1,346	3,321	17	—	18,195
Treasury Obligations	2,327	402	4,932	6	—	7,667

As of February 28, 2013, the amounts owed to affiliates of the Funds were as follows (in thousands):

Fund	Management Fees	Transfer Agent Fees	Distribution and Service Fees	Other Expense	Total
Federal	$991	$—	$—	$—	$991
Government	4,190	214	—	—	4,404
Money Market	3,365	210	—	—	3,575
Prime Obligations	2,503	156	9	—	2,668
Tax-Exempt California	11	—	—	—	11
Tax-Exempt New York	8	—	—	—	8
Tax-Free Money Market	649	—	—	—	649
Treasury Instruments	1,904	—	—	1	1,905
Treasury Obligations	1,143	—	—	—	1,143

H.  Line of Credit Facility — As of February 28, 2013, the Funds participated in a $630,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates (“Other Borrowers”). Pursuant to the terms of the facility, the Funds and Other Borrowers could increase the credit amount by an additional $340,000,000, for a total of up to $970,000,000. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2013, the Funds did not have any borrowings under the facility.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

5. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Geographic Risk — The Tax-Exempt California, Tax-Exempt New York and Tax-Free Money Market Funds have the ability to invest a significant portion of their assets in certain issuers within the same state, geographic region or sector, subjecting them to possible risks associated with an adverse economic, business or political development affecting that state, region or sector. In particular, the Tax-Exempt California and Tax-Exempt New York Funds may be affected by the adverse events affecting these states’ economies. If California, New York or any of their local governmental entities are unable to meet their financial obligations, the corresponding Fund’s income, NAV and ability to preserve capital or liquidity could be adversely affected.

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

7. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

New Accounting Pronouncement — In December 2011, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the Funds’ financial statements to evaluate the effect or potential effect of netting arrangements on the Funds’ financial position. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. At this time, GSAM is evaluating the implications of these changes on the financial statements.

8. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE)

Share activity is as follows:

	Federal Fund

	For the Six Months Ended February 28, 2013 (Unaudited)	For the Fiscal Year Ended August 31, 2012

FST Shares
Shares sold	12,058,581,092	28,452,765,233
Reinvestment of distributions	199,257	428,119
Shares redeemed	(12,420,300,200)	(29,297,470,974)
	(361,519,851)	(844,277,622)
FST Select Shares
Shares sold	57,110,639	121,930,430
Reinvestment of distributions	2,576	4,948
Shares redeemed	(72,070,501)	(106,481,353)
	(14,957,286)	15,454,025
FST Preferred Shares
Shares sold	403,445,392	1,324,310,474
Reinvestment of distributions	1,258	10,712
Shares redeemed	(409,837,283)	(1,533,554,268)
	(6,390,633)	(209,233,082)
FST Capital Shares
Shares sold	203,850,408	627,006,479
Reinvestment of distributions	181	674
Shares redeemed	(195,450,498)	(636,261,568)
	8,400,091	(9,254,415)
FST Administration Shares
Shares sold	374,444,529	989,316,222
Reinvestment of distributions	5,550	12,300
Shares redeemed	(477,948,183)	(962,858,372)
	(103,498,104)	26,470,150
FST Premier Shares
Shares sold	526,978,861	1,289,995,267
Reinvestment of distributions	38,662	79,170
Shares redeemed	(626,870,216)	(1,275,081,264)
	(99,852,693)	14,993,173
FST Service Shares
Shares sold	1,162,304,175	3,011,268,029
Reinvestment of distributions	6,993	16,472
Shares redeemed	(1,281,582,000)	(3,146,949,763)
	(119,270,832)	(135,665,262)
FST Resource Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
FST Cash Management Shares
Shares sold	211,173,996	454,444,787
Reinvestment of distributions	—	—
Shares redeemed	(321,871,401)	(430,667,730)
	(110,697,405)	23,777,057
NET INCREASE (DECREASE) IN SHARES	(807,786,713)	(1,117,735,976)

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE)

Share activity is as follows:

	Government Fund

	For the Six Months Ended February 28, 2013 (Unaudited)	For the Fiscal Year Ended August 31, 2012

FST Shares
Shares sold	100,466,750,321	171,118,866,826
Reinvestment of distributions	3,315,108	3,785,792
Shares redeemed	(99,889,855,216)	(163,756,184,292)
	580,210,213	7,366,468,326
FST Select Shares
Shares sold	217,491,358	912,915,116
Reinvestment of distributions	30,128	68,683
Shares redeemed	(658,768,982)	(759,780,859)
	(441,247,496)	153,202,940
FST Preferred Shares
Shares sold	978,289,939	5,504,811,756
Reinvestment of distributions	8,233	26,393
Shares redeemed	(1,125,621,115)	(5,610,609,259)
	(147,322,943)	(105,771,110)
FST Capital Shares
Shares sold	2,356,200,344	7,475,567,007
Reinvestment of distributions	7,623	17,958
Shares redeemed	(2,464,955,362)	(7,797,429,771)
	(108,747,395)	(321,844,806)
FST Administration Shares
Shares sold	5,511,228,331	8,741,093,244
Reinvestment of distributions	4,029	14,292
Shares redeemed	(5,299,295,481)	(8,314,844,539)
	211,936,879	426,262,997
FST Premier Shares
Shares sold	3,037,179	6,397,762
Reinvestment of distributions	196	299
Shares redeemed	(1,849,320)	(804,871)
	1,188,055	5,593,190
FST Service Shares
Shares sold	644,994,624	1,272,058,070
Reinvestment of distributions	2,877	5,779
Shares redeemed	(729,385,148)	(1,376,877,263)
	(84,387,647)	(104,813,414)
FST Resource Shares
Shares sold	5	—
Reinvestment of distributions	—	—
Shares redeemed	(5)	(3)
	—	(3)
FST Cash Management Shares
Shares sold	5	—
Reinvestment of distributions	—	—
Shares redeemed	(5)	—
	—	—
NET INCREASE (DECREASE) IN SHARES	11,629,666	7,419,098,120

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Money Market Fund

	For the Six Months Ended February 28, 2013 (Unaudited)	For the Fiscal Year Ended August 31, 2012

FST Shares
Shares sold	83,856,627,507	171,352,317,241
Reinvestment of distributions	7,198,948	17,563,776
Shares redeemed	(76,803,397,284)	(170,842,557,294)
	7,060,429,171	527,323,723
FST Select Shares
Shares sold	885,290,856	1,302,569,911
Reinvestment of distributions	39,498	124,519
Shares redeemed	(892,561,329)	(1,362,912,875)
	(7,230,975)	(60,218,445)
FST Preferred Shares
Shares sold	156,183,531	300,086,821
Reinvestment of distributions	2,780	11,686
Shares redeemed	(147,507,608)	(323,841,225)
	8,678,703	(23,742,718)
FST Capital Shares
Shares sold	30,931,235	72,885,132
Reinvestment of distributions	1,147	7,540
Shares redeemed	(37,129,865)	(89,054,503)
	(6,197,483)	(16,161,831)
FST Administration Shares
Shares sold	681,222,587	1,018,675,358
Reinvestment of distributions	7,741	18,646
Shares redeemed	(730,969,182)	(1,186,031,859)
	(49,738,854)	(167,337,855)
FST Premier Shares
Shares sold	34,051,460	76,049,539
Reinvestment of distributions	1,084	962
Shares redeemed	(22,212,824)	(58,067,926)
	11,839,720	17,982,575
FST Service Shares
Shares sold	119,351,019	404,668,297
Reinvestment of distributions	630	2,069
Shares redeemed	(113,827,337)	(528,078,878)
	5,524,312	(123,408,512)
FST Resource Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	(2)
	—	(2)
FST Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
NET INCREASE (DECREASE) IN SHARES	7,023,304,594	154,436,935

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Prime Obligations Fund

	For the Six Months Ended February 28, 2013 (Unaudited)	For the Fiscal Year Ended August 31, 2012

FST Shares
Shares sold	50,000,518,818	100,671,889,934
Reinvestment of distributions	2,664,465	8,040,107
Shares redeemed	(48,605,827,457)	(103,735,660,803)
	1,397,355,826	(3,055,730,762)
FST Select Shares
Shares sold	394,870,031	960,571,685
Reinvestment of distributions	81,449	206,418
Shares redeemed	(451,171,294)	(786,839,482)
	(56,219,814)	173,938,621
FST Preferred Shares
Shares sold	1,412,265,334	4,291,453,836
Reinvestment of distributions	3,621	20,152
Shares redeemed	(1,453,608,596)	(4,491,591,718)
	(41,339,641)	(200,117,730)
FST Capital Shares
Shares sold	653,568,847	1,971,075,254
Reinvestment of distributions	1,234	4,085
Shares redeemed	(620,980,149)	(1,962,250,170)
	32,589,932	8,829,169
FST Administration Shares
Shares sold	5,582,403,474	11,157,851,955
Reinvestment of distributions	5,740	15,767
Shares redeemed	(5,670,041,515)	(12,144,601,727)
	(87,632,301)	(986,734,005)
FST Premier Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
FST Service Shares
Shares sold	2,086,357,342	4,136,423,201
Shares converted from Class B Shares(a)	214,295	1,055,537
Reinvestment of distributions	16,522	31,683
Shares redeemed	(2,043,149,957)	(4,135,528,977)
	43,438,202	1,981,444
FST Class B Shares
Shares sold	891,674	1,535,891
Shares converted to Service Shares(a)	(214,295)	(1,055,537)
Reinvestment of distributions	89	251
Shares redeemed	(1,177,779)	(3,054,541)
	(500,311)	(2,573,936)
FST Class C Shares
Shares sold	4,879,631	9,869,827
Reinvestment of distributions	665	1,572
Shares redeemed	(8,209,137)	(16,216,682)
	(3,328,841)	(6,345,283)
FST Resource Shares
Shares sold	65,745,042	73,753,929
Reinvestment of distributions	4,221	8,491
Shares redeemed	(61,634,515)	(81,214,279)
	4,114,748	(7,451,859)
FST Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
NET INCREASE (DECREASE) IN SHARES	1,288,477,800	(4,074,204,341)
(a)	Class B Shares will automatically convert into Service Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Tax-Exempt California Fund

	For the Six Months Ended February 28, 2013 (Unaudited)	For the Fiscal Year Ended August 31, 2012

FST Shares
Shares sold	72,865,223	118,586,245
Reinvestment of distributions	17,002	9,382
Shares redeemed	(69,956,601)	(115,166,027)
	2,925,624	3,429,600
FST Administration Shares
Shares sold	303,254,559	777,545,885
Reinvestment of distributions	29,011	15,630
Shares redeemed	(301,439,391)	(770,859,165)
	1,844,179	6,702,350
FST Service Shares
Shares sold	100	210
Reinvestment of distributions	—	—
Shares redeemed	(100)	(210)
	—	—
FST Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
NET INCREASE (DECREASE) IN SHARES	4,769,803	10,131,950

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Tax-Exempt New York Fund

	For the Six Months Ended February 28, 2013 (Unaudited)	For the Fiscal Year Ended August 31, 2012

FST Shares
Shares sold	24,816,233	45,497,014
Reinvestment of distributions	2,430	1,810
Shares redeemed	(24,382,946)	(45,386,241)
	435,717	112,583
FST Administration Shares
Shares sold	194,848,568	418,196,058
Reinvestment of distributions	18,010	13,776
Shares redeemed	(199,520,812)	(378,249,604)
	(4,654,234)	39,960,230
FST Service Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
FST Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
NET INCREASE (DECREASE) IN SHARES	(4,218,517)	40,072,813

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Tax-Free Money Market Fund

	For the Six Months Ended February 28, 2013 (Unaudited)	For the Fiscal Year Ended August 31, 2012

FST Shares
Shares sold	7,722,213,053	14,178,009,492
Reinvestment of distributions	713,890	1,131,613
Shares redeemed	(7,995,841,648)	(15,205,888,489)
	(272,914,705)	(1,026,747,384)
FST Select Shares
Shares sold	167,118,680	227,643,442
Reinvestment of distributions	18,819	12,279
Shares redeemed	(144,351,650)	(169,017,171)
	22,785,849	58,638,550
FST Preferred Shares
Shares sold	29,666,262	54,081,670
Reinvestment of distributions	1,374	1,584
Shares redeemed	(29,952,078)	(55,828,603)
	(284,442)	(1,745,349)
FST Capital Shares
Shares sold	15,596,393	44,408,095
Reinvestment of distributions	113	238
Shares redeemed	(22,830,777)	(37,560,872)
	(7,234,271)	6,847,461
FST Administration Shares
Shares sold	344,363,039	912,489,106
Reinvestment of distributions	2,820	2,897
Shares redeemed	(362,671,441)	(1,074,945,959)
	(18,305,582)	(162,453,956)
FST Premier Shares
Shares sold	1,143,971,401	2,332,615,375
Reinvestment of distributions	67,420	59,938
Shares redeemed	(1,112,590,760)	(2,331,182,237)
	31,448,061	1,493,076
FST Service Shares
Shares sold	52,979,968	215,986,319
Reinvestment of distributions	841	1,394
Shares redeemed	(67,775,374)	(216,600,906)
	(14,794,565)	(613,193)
FST Resource Shares
Shares sold	23,326,393	38,738,271
Reinvestment of distributions	2,772	3,201
Shares redeemed	(14,107,628)	(33,591,335)
	9,221,537	5,150,137
FST Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	(2)
	—	(2)
NET INCREASE (DECREASE) IN SHARES	(250,078,118)	(1,119,430,660)

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Treasury Instruments Fund

	For the Six Months Ended February 28, 2013 (Unaudited)	For the Fiscal Year Ended August 31, 2012

FST Shares
Shares sold	32,138,708,981	68,331,493,623
Reinvestment of distributions	89,713	180,861
Shares redeemed	(29,443,924,874)	(65,362,683,260)
	2,694,873,820	2,968,991,224
FST Select Shares
Shares sold	661,196,997	1,256,530,720
Reinvestment of distributions	1,133	1,861
Shares redeemed	(457,203,011)	(1,285,528,163)
	203,995,119	(28,995,582)
FST Preferred Shares
Shares sold	85,450,055	458,957,416
Reinvestment of distributions	432	1,602
Shares redeemed	(99,076,831)	(496,684,555)
	(13,626,344)	(37,725,537)
FST Capital Shares
Shares sold	278,480,490	293,547,696
Reinvestment of distributions	623	1,212
Shares redeemed	(234,007,686)	(306,572,918)
	44,473,427	(13,024,010)
FST Administration Shares
Shares sold	2,044,667,586	4,718,160,187
Reinvestment of distributions	3,091	8,215
Shares redeemed	(2,032,064,378)	(4,678,764,658)
	12,606,299	39,403,744
FST Premier Shares
Shares sold	357,422,040	713,216,363
Reinvestment of distributions	2,188	4,942
Shares redeemed	(377,660,998)	(741,764,677)
	(20,236,770)	(28,543,372)
FST Service Shares
Shares sold	259,940,390	734,385,421
Reinvestment of distributions	971	2,620
Shares redeemed	(344,816,257)	(734,784,547)
	(84,874,896)	(396,506)
FST Resource Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
FST Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
NET INCREASE (DECREASE) IN SHARES	2,837,210,655	2,899,709,961

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Treasury Obligations Fund

	For the Six Months Ended February 28, 2013 (Unaudited)	For the Fiscal Year Ended August 31, 2012

FST Shares
Shares sold	108,845,758,177	184,556,011,046
Reinvestment of distributions	98,280	196,273
Shares redeemed	(109,561,110,173)	(184,462,691,170)
	(715,253,716)	93,516,149
FST Select Shares
Shares sold	260,766,583	493,702,068
Reinvestment of distributions	4,330	7,514
Shares redeemed	(214,543,354)	(538,830,234)
	46,227,559	(45,120,652)
FST Preferred Shares
Shares sold	507,022,556	503,748,204
Reinvestment of distributions	2,374	6,091
Shares redeemed	(490,641,653)	(550,242,455)
	16,383,277	(46,488,160)
FST Capital Shares
Shares sold	144,335,284	1,134,656,978
Reinvestment of distributions	4,474	5,778
Shares redeemed	(141,620,417)	(1,061,422,011)
	2,719,341	73,240,745
FST Administration Shares
Shares sold	13,557,993,626	18,458,031,123
Reinvestment of distributions	14,645	29,157
Shares redeemed	(13,028,247,656)	(18,608,334,301)
	529,760,615	(150,274,021)
FST Premier Shares
Shares sold	35,132,777	263,552,535
Reinvestment of distributions	3,264	7,271
Shares redeemed	(57,521,628)	(260,291,894)
	(22,385,587)	3,267,912
FST Service Shares
Shares sold	2,037,850,747	4,664,976,860
Reinvestment of distributions	7,938	19,592
Shares redeemed	(2,098,678,140)	(4,958,499,968)
	(60,819,455)	(293,503,516)
FST Resource Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	(1)
	—	(1)
FST Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	—	—
Shares redeemed	—	—
	—	—
NET INCREASE (DECREASE) IN SHARES	(203,367,966)	(365,361,544)

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2013 (Unaudited)

As a shareholder of FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares, FST Premier, FST Service, FST Class B, FST Class C, FST Resource or FST Cash Management Shares of a Fund you incur two types of cost: (1) transaction costs, including contingent deferred sales charges (with respect to FST Class B and FST Class C Shares); and (2) ongoing costs, including management fees and distribution, service and/or shareholder administration fees (with respect to all share classes except FST Shares) and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares, FST Premier, FST Service, FST Class B, FST Class C, FST Resource or FST Cash Management Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 through February 28, 2013.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Federal Fund				Government Fund				Money Market Fund
Share Class	Beginning Account Value 9/1/12	Ending Account Value 2/28/13		Expenses Paid for the 6 months ended 2/28/13*	Beginning Account Value 9/1/12	Ending Account Value 2/28/13		Expenses Paid for the 6 months ended 2/28/13*	Beginning Account Value 9/1/12	Ending Account Value 2/28/13		Expenses Paid for the 6 months ended 2/28/13*
FST Shares
Actual	$1,000.00	$1,000.03		$0.74	$1,000.00	$1,000.23		$0.89	$1,000.00	$1,000.68		$0.89
Hypothetical (5% return before expenses)	1,000.00	1,024.05	+	0.75	1,000.00	1,023.90	+	0.90	1,000.00	1,023.90	+	0.90
FST Select Shares
Actual	1,000.00	1,000.03		0.74	1,000.00	1,000.11		1.04	1,000.00	1,000.54		1.04
Hypothetical (5% return before expenses)	1,000.00	1,024.05	+	0.75	1,000.00	1,023.75	+	1.05	1,000.00	1,023.75	+	1.05
FST Preferred Shares
Actual	1,000.00	1,000.03		0.74	1,000.00	1,000.03		1.09	1,000.00	1,000.19		1.39
Hypothetical (5% return before expenses)	1,000.00	1,024.05	+	0.75	1,000.00	1,023.70	+	1.10	1,000.00	1,023.41	+	1.40
FST Capital Shares
Actual	1,000.00	1,000.03		0.74	1,000.00	1,000.03		1.09	1,000.00	1,000.04		1.54
Hypothetical (5% return before expenses)	1,000.00	1,024.05	+	0.75	1,000.00	1,023.70	+	1.10	1,000.00	1,023.26	+	1.56
FST Administration Shares
Actual	1,000.00	1,000.03		0.74	1,000.00	1,000.03		1.09	1,000.00	1,000.03		1.54
Hypothetical (5% return before expenses)	1,000.00	1,024.05	+	0.75	1,000.00	1,023.70	+	1.10	1,000.00	1,023.26	+	1.56
FST Premier Shares
Actual	1,000.00	1,000.03		0.74	1,000.00	1,000.03		1.09	1,000.00	1,000.03		1.54
Hypothetical (5% return before expenses)	1,000.00	1,024.05	+	0.75	1,000.00	1,023.70	+	1.10	1,000.00	1,023.26	+	1.56
FST Service Shares
Actual	1,000.00	1,000.03		0.74	1,000.00	1,000.03		1.09	1,000.00	1,000.03		1.54
Hypothetical (5% return before expenses)	1,000.00	1,024.05	+	0.75	1,000.00	1,023.70	+	1.10	1,000.00	1,023.26	+	1.56
FST Resource Shares
Actual	1,000.00	1,000.03		0.74	1,000.00	1,000.03		0.89	1,000.00	1,000.03		0.89
Hypothetical (5% return before expenses)	1,000.00	1,024.05	+	0.75	1,000.00	1,023.90	+	0.90	1,000.00	1,023.90	+	0.90
FST Cash Management Shares
Actual	1,000.00	1,000.03		0.74	1,000.00	1,000.03		0.89	1,000.00	1,000.03		0.89
Hypothetical (5% return before expenses)	1,000.00	1,024.05	+	0.75	1,000.00	1,023.90	+	0.90	1,000.00	1,023.90	+	0.90

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2013 (Unaudited) (continued)

	Prime Obligations				Tax-Exempt California				Tax-Exempt New York
Share Class	Beginning Account Value 9/1/12	Ending Account Value 2/28/13		Expenses Paid for the 6 months ended 2/28/13*	Beginning Account Value 9/1/12	Ending Account Value 2/28/13		Expenses Paid for the 6 months ended 2/28/13*	Beginning Account Value 9/1/12	Ending Account Value 2/28/13		Expenses Paid for the 6 months ended 2/28/13*
FST Shares
Actual	$1,000.00	$1,000.50		$0.89	$1,000.00	$1,000.20		$0.79	$1,000.00	$1,000.10		$0.74
Hypothetical (5% return before expenses)	1,000.00	1,023.90	+	0.90	1,000.00	1,024.00	+	0.80	1,000.00	1,024.05	+	0.75
FST Select Shares
Actual	1,000.00	1,000.35		1.04	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.75	+	1.05	N/A	N/A		N/A	N/A	N/A		N/A
FST Preferred Shares
Actual	1,000.00	1,000.06		1.34	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.46	+	1.35	N/A	N/A		N/A	N/A	N/A		N/A
FST Capital Shares
Actual	1,000.00	1,000.03		1.39	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.41	+	1.40	N/A	N/A		N/A	N/A	N/A		N/A
FST Administration Shares
Actual	1,000.00	1,000.03		1.39	1,000.00	1,000.20		0.79	1,000.00	1,000.10		0.74
Hypothetical (5% return before expenses)	1,000.00	1,023.41	+	1.40	1,000.00	1,024.00	+	0.80	1,000.00	1,024.05	+	0.75
FST Premier Shares
Actual	1,000.00	1,000.03		0.89	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.90	+	0.90	N/A	N/A		N/A	N/A	N/A		N/A
FST Service Shares
Actual	1,000.00	1,000.03		1.34	1,000.00	1,000.20		0.79	1,000.00	1,000.10		0.74
Hypothetical (5% return before expenses)	1,000.00	1,023.46	+	1.35	1,000.00	1,024.00	+	0.80	1,000.00	1,024.05	+	0.75
FST Class B Shares
Actual	1,000.00	1,000.03		1.34	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.46	+	1.35	N/A	N/A		N/A	N/A	N/A		N/A
FST Class C Shares
Actual	1,000.00	1,000.03		1.34	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.46	+	1.35	N/A	N/A		N/A	N/A	N/A		N/A
FST Resource Shares
Actual	1,000.00	1,000.03		1.34	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,023.46	+	1.35	N/A	N/A		N/A	N/A	N/A		N/A
FST Cash Management Shares
Actual	1,000.00	1,000.03		0.89	1,000.00	1,000.20		0.79	1,000.00	1,000.10		0.74
Hypothetical (5% return before expenses)	1,000.00	1,023.90	+	0.90	1,000.00	1,024.00	+	0.80	1,000.00	1,024.05	+	0.75

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2013 (Unaudited) (continued)

	Tax-Free Money Market Fund				Treasury Instruments Fund				Treasury Obligations Fund
Share Class	Beginning Account Value 9/1/12	Ending Account Value 2/28/13		Expenses Paid for the 6 months ended 2/28/13*	Beginning Account Value 9/1/12	Ending Account Value 2/28/13		Expenses Paid for the 6 months ended 2/28/13*	Beginning Account Value 9/1/12	Ending Account Value 2/28/13		Expenses Paid for the 6 months ended 2/28/13*
FST Shares
Actual	$1,000.00	$1,000.17		$0.84	$1,000.00	$1,000.01		$0.55	$1,000.00	$1,000.04		$0.84
Hypothetical (5% return before expenses)	1,000.00	1,023.95	+	0.85	1,000.00	1,024.25	+	0.55	1,000.00	1,023.95	+	0.85
FST Select Shares
Actual	1,000.00	1,000.12		0.89	1,000.00	1,000.01		0.55	1,000.00	1,000.03		0.84
Hypothetical (5% return before expenses)	1,000.00	1,023.90	+	0.90	1,000.00	1,024.25	+	0.55	1,000.00	1,023.95	+	0.85
FST Preferred Shares
Actual	1,000.00	1,000.11		0.89	1,000.00	1,000.01		0.55	1,000.00	1,000.03		0.84
Hypothetical (5% return before expenses)	1,000.00	1,023.90	+	0.90	1,000.00	1,024.25	+	0.55	1,000.00	1,023.95	+	0.85
FST Capital Shares
Actual	1,000.00	1,000.11		0.89	1,000.00	1,000.01		0.55	1,000.00	1,000.03		0.84
Hypothetical (5% return before expenses)	1,000.00	1,023.90	+	0.90	1,000.00	1,024.25	+	0.55	1,000.00	1,023.95	+	0.85
FST Administration Shares
Actual	1,000.00	1,000.11		0.89	1,000.00	1,000.01		0.55	1,000.00	1,000.03		0.84
Hypothetical (5% return before expenses)	1,000.00	1,023.90	+	0.90	1,000.00	1,024.25	+	0.55	1,000.00	1,023.95	+	0.85
FST Premier Shares
Actual	1,000.00	1,000.11		0.89	1,000.00	1,000.01		0.55	1,000.00	1,000.03		0.84
Hypothetical (5% return before expenses)	1,000.00	1,023.90	+	0.90	1,000.00	1,024.25	+	0.55	1,000.00	1,023.95	+	0.85
FST Service Shares
Actual	1,000.00	1,000.11		0.89	1,000.00	1,000.01		0.55	1,000.00	1,000.03		0.84
Hypothetical (5% return before expenses)	1,000.00	1,023.90	+	0.90	1,000.00	1,024.25	+	0.55	1,000.00	1,023.95	+	0.85
FST Resource Shares
Actual	1,000.00	1,000.11		0.89	1,000.00	1,000.01		0.55	1,000.00	1,000.03		0.84
Hypothetical (5% return before expenses)	1,000.00	1,023.90	+	0.90	1,000.00	1,024.25	+	0.55	1,000.00	1,023.95	+	0.85
FST Cash Management Shares
Actual	1,000.00	1,000.11		0.84	1,000.00	1,000.01		0.55	1,000.00	1,000.03		0.84
Hypothetical (5% return before expenses)	1,000.00	1,023.95	+	0.85	1,000.00	1,024.25	+	0.55	1,000.00	1,023.95	+	0.85
*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2013. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Premier Shares	FST Service Shares	FST Class B Shares	FST Class C Shares	FST Resource Shares	FST Cash Management Shares
Federal	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	N/A	N/A	0.15%	0.15%
Government	0.18%	0.21%	0.22%	0.22%	0.22%	0.22%	0.22%	N/A	N/A	0.18%	0.18%
Money Market	0.18%	0.21%	0.28%	0.31%	0.31%	0.31%	0.31%	N/A	N/A	0.18%	0.18%
Prime Obligations	0.18%	0.21%	0.27%	0.28%	0.28%	0.18%	0.27%	0.27%	0.27%	0.27%	0.18%
Tax-Exempt California	0.16%	N/A	N/A	N/A	0.16%	N/A	0.16%	N/A	N/A	N/A	0.16%
Tax-Exempt New York	0.15%	N/A	N/A	N/A	0.15%	N/A	0.15%	N/A	N/A	N/A	0.15%
Tax-Free Money Market	0.17%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	N/A	N/A	0.18%	0.17%
Treasury Instruments	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	N/A	N/A	0.11%	0.11%
Treasury Obligations	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	N/A	N/A	0.17%	0.17%

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $742.4 billion in assets under management as of December 31, 2012, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. GSAM’s assets under management includes assets managed by Goldman Sachs Asset Management, LP and its Investment Advisory Affiliates.

OVERVIEW OF GOLDMAN SACHS FUNDS

Money Market1

Financial Square FundsSM

■	Financial Square Tax-Exempt Funds
■	Financial Square Federal Fund
■	Financial Square Government Fund
■	Financial Square Money Market Fund
■	Financial Square Prime Obligations Fund
■	Financial Square Treasury Instruments Fund
■	Financial Square Treasury Obligations Fund

Fixed Income

Short Duration and Government

■	Enhanced Income Fund
■	High Quality Floating Rate Fund[2]
■	Short Duration Government Fund
■	Short Duration Income Fund
■	Government Income Fund
■	Inflation Protected Securities Fund

Multi-Sector

■	Core Fixed Income Fund
■	Core Plus Fixed Income Fund
■	Global Income Fund
■	Strategic Income Fund
■	World Bond Fund

Municipal and Tax-Free

■	High Yield Municipal Fund
■	Municipal Income Fund
■	Short Duration Tax-Free Fund

Single Sector

■	Investment Grade Credit Fund
■	U.S. Mortgages Fund
■	High Yield Fund
■	High Yield Floating Rate Fund
■	Emerging Markets Debt Fund
■	Local Emerging Markets Debt Fund

Corporate Credit

■	Credit Strategies Fund

Fundamental Equity

■	Growth and Income Fund
■	Small Cap Value Fund
■	Mid Cap Value Fund
■	Large Cap Value Fund
■	Capital Growth Fund
■	Strategic Growth Fund
■	Focused Growth Fund
■	Small/Mid Cap Growth Fund
■	Flexible Cap Growth Fund
■	Concentrated Growth Fund
■	Technology Tollkeeper Fund
■	Growth Opportunities Fund
■	Rising Dividend Growth Fund
■	U.S. Equity Fund
■	Income Builder Fund[3]

Structured Equity

■	Structured Small Cap Equity Fund
■	Structured U.S. Equity Fund
■	Structured Small Cap Growth Fund
■	Structured Large Cap Growth Fund
■	Structured Large Cap Value Fund
■	Structured Small Cap Value Fund
■	Structured Tax-Managed Equity Fund
■	Structured International Tax-Managed Equity Fund
■	U.S. Equity Dividend and Premium Fund
■	International Equity Dividend and Premium Fund
■	Structured International Small Cap Fund
■	Structured International Equity Fund
■	Structured Emerging Markets Equity Fund

Fundamental Equity International

■	Strategic International Equity Fund
■	Concentrated International Equity Fund
■	International Small Cap Fund
■	Asia Equity Fund
■	Emerging Markets Equity Fund
■	BRIC Fund (Brazil, Russia, India, China)
■	N-11 Equity Fund
■	China Equity Fund

Select Satellite4

■	Real Estate Securities Fund
■	International Real Estate Securities Fund
■	Commodity Strategy Fund
■	Dynamic Allocation Fund
■	Absolute Return Tracker Fund
■	Managed Futures Strategy Fund
■	Retirement Portfolio Completion Fund
■	Income Strategies Portfolio

Total Portfolio Solutions4

■	Balanced Strategy Portfolio
■	Growth and Income Strategy Portfolio
■	Growth Strategy Portfolio
■	Equity Growth Strategy Portfolio
■	Satellite Strategies Portfolio
■	Enhanced Dividend Global Equity Portfolio
■	Tax Advantaged Global Equity Portfolio

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Effective at the close of business on July 27, 2012, the Goldman Sachs Ultra-Short Duration Government Fund was renamed the Goldman Sachs High Quality Floating Rate Fund.

[3]	Effective at the close of business on June 29, 2012, the Goldman Sachs Balanced Fund was renamed the Goldman Sachs Income Builder Fund.

[4]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.

Financial Square FundsSM is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman Donald C. Burke John P. Coblentz, Jr. Diana M. Daniels Joseph P. LoRusso James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President George F. Travers, Principal Financial Officer Caroline Kraus, Secretary Scott M. McHugh, Treasurer

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission (“SEC”) Web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will become available on the SEC’s Web site at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown are as of February 28, 2013 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).
Financial Square FundsSM is a registered service mark of Goldman, Sachs & Co.

Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.

© 2013 Goldman Sachs. All rights reserved. 97072.MF.MED.TMPL/4/2013 FSQSAR13 / 85K

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The information required by this Item is only required in connection with an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara
James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	April 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara
James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	April 18, 2013

By:	/s/ George F. Travers
George F. Travers
Principal Financial Officer
Goldman Sachs Trust

Date:	April 18, 2013